FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT N

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	Guardian Integrated Research VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian Total Return Bond VIP Fund

	12/31/2022	12/31/2022	12/31/2022

Assets:
Shares owned in underlying fund	113,409	123,742	6,611
Net asset value per share (NAV)	17.24	19.65	8.98

Total Assets (Shares x NAV)	$1,955,173	$2,431,536	$59,366

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$1,955,173	$2,431,536	$59,366

Net Assets: Total
Contract value in accumulation period	$1,955,173	$2,431,536	$59,366

Net Assets	$1,955,173	$2,431,536	$59,366

Total Units Outstanding	218,653	294,754	6,373

Unit Value (Accumulation)	$8.94	$8.25	$9.32

Cost of Shares in Underlying Fund	$2,101,537	$2,805,310	$61,070

(1)Portfolio liquidated as of April 29, 2022 STATEMENTS OF OPERATIONS

	Guardian Integrated Research VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian Total Return Bond VIP Fund

	4/29/2022 to 12/31/2022	4/29/2022 to 12/31/2022	4/29/2022 to 12/31/2022

2022 Investment Income
Income:
Reinvested dividends	$—	$—	$—
Expenses:
Mortality expense risk and administrative charges	—	—	—

Net investment income/(expense)	—	—	—

2022 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(11,306)	(15,583)	(1,008)
Reinvested realized gain distributions	—	—	—

Net realized gain/(loss) on investments	(11,306)	(15,583)	(1,008)
Net change in unrealized appreciation/(depreciation) of investments	(146,364)	(373,774)	(1,704)

Net realized and unrealized gain/(loss) from investments	(157,670)	(389,357)	(2,712)

2022 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(157,670)	$(389,357)	$(2,712)

See notes to financial statements.

B-2

Investment Options
Guardian Small Cap Core VIP Fund	Guardian All Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund	Guardian Small Mid Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund	Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund

12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

35,934	79,806	720,690	11,126	145,985	212,681	89,308
10.62	8.46	8.65	8.33	9.28	9.61	9.77

$381,617	$675,156	$6,233,971	$92,677	$1,354,741	$2,043,861	$872,541

—	—	—	—	—	—	—

$381,617	$675,156	$6,233,971	$92,677	$1,354,741	$2,043,861	$872,541

$381,617	$675,156	$6,233,971	$92,677	$1,354,741	$2,043,861	$872,541

$381,617	$675,156	$6,233,971	$92,677	$1,354,741	$2,043,861	$872,541

43,731	73,740	679,611	9,868	140,438	212,681	89,308

$8.73	$9.16	$9.17	$9.39	$9.65	$9.61	$9.77

$425,059	$709,245	$6,590,270	$95,126	$1,356,801	$2,124,440	$892,256

Investment Options
Guardian Small Cap Core VIP Fund	Guardian All Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund	Guardian Small Mid Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund	Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund

4/29/2022 to 12/31/2022	4/29/2022 to 12/31/2022	4/29/2022 to 12/31/2022	4/29/2022 to 12/31/2022	4/29/2022 to 12/31/2022	4/29/2022 to 12/31/2022	4/29/2022 to 12/31/2022

$—	$—	$—	$—	$—	$—	$—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

(2,622)	(294)	(47,978)	(205)	(1,147)	(3,036)	(1,160)
—	—	—	—	—	—	—

(2,622)	(294)	(47,978)	(205)	(1,147)	(3,036)	(1,160)
(43,441)	(34,090)	(356,299)	(2,449)	(2,060)	(80,579)	(19,716)

(46,063)	(34,384)	(404,277)	(2,654)	(3,207)	(83,615)	(20,876)

$(46,063)	$(34,384)	$(404,277)	$(2,654)	$(3,207)	$(83,615)	$(20,876)

B-3

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund	Victory RS Large Cap Alpha VIP Series

	12/31/2022	12/31/2022	12/31/2022

Assets:
Shares owned in underlying fund	226,323	1,219,027	153,877
Net asset value per share (NAV)	9.46	10.26	41.74

Total Assets (Shares x NAV)	$2,141,019	$12,507,215	$6,422,843

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$2,141,019	$12,507,215	$6,422,843

Net Assets: Total
Contract value in accumulation period	$2,141,019	$12,507,215	$6,422,843

Net Assets	$2,141,019	$12,507,215	$6,422,843

Total Units Outstanding	226,323	1,219,027	235,343

Unit Value (Accumulation)	$9.46	$10.26	$27.29

Cost of Shares in Underlying Fund	$2,259,304	$12,187,811	$7,183,998

(1)Portfolio liquidated as of April 29, 2022 STATEMENTS OF OPERATIONS

	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund	Victory RS Large Cap Alpha VIP Series

	4/29/2022 to 12/31/2022	4/29/2022 to 12/31/2022	1/1/2022 to 12/31/2022

2022 Investment Income
Income:
Reinvested dividends	$—	$—	$92,915
Expenses:
Mortality expense risk and administrative charges	—	—	—

Net investment income/(expense)	—	—	92,915

2022 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(17,445)	43,813	79,597
Reinvested realized gain distributions	—	—	1,208,543

Net realized gain/(loss) on investments	(17,445)	43,813	1,288,140
Net change in unrealized appreciation/(depreciation) of investments	(118,285)	319,404	(1,683,967)

Net realized and unrealized gain/(loss) from investments	(135,730)	363,217	(395,827)

2022 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(135,730)	$363,217	$(302,912)

See notes to financial statements.

B-4

Investment Options
Victory 500 Index VIP Series	Victory High Yield VIP Series	Victory INCORE Low Duration Bond VIP Series	Victory INCORE Investment Quality Bond VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory RS Small Cap Growth Equity VIP Series

12/31/2022	12/31/2022	(1)	(1)	12/31/2022	12/31/2022	12/31/2022

924,370	67,382	—	—	184,284	218,219	507,361
13.62	5.92	—	—	14.59	9.84	7.94

$12,589,921	$398,903	$—	$—	$2,688,703	$2,147,272	$4,028,445

—	—	—	—	—	—	—

$12,589,921	$398,903	$—	$—	$2,688,703	$2,147,272	$4,028,445

$12,589,921	$398,903	$—	$—	$2,688,703	$2,147,272	$4,028,445

$12,589,921	$398,903	$—	$—	$2,688,703	$2,147,272	$4,028,445

332,877	12,501	—	—	124,258	53,254	93,827

$37.82	$31.91	$—	$—	$21.64	$40.32	$42.94

$16,951,703	$482,069	$—	$—	$3,157,851	$3,103,481	$7,623,588

Investment Options
Victory 500 Index VIP Series	Victory High Yield VIP Series	Victory INCORE Low Duration Bond VIP Series	Victory INCORE Investment Quality Bond VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory RS Small Cap Growth Equity VIP Series

1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 4/29/2022	1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

$171,888	$30,139	$14,092	$48,414	$76,174	$19,442	$—

—	—	—	—	—	—	—

171,888	30,139	14,092	48,414	76,174	19,442	—

(205,046)	(1,171)	(27,971)	(197,132)	10,546	(77,343)	(244,540)
1,783,432	—	—	6,860	212,426	488,805	1,008,591

1,578,386	(1,171)	(27,971)	(190,272)	222,972	411,462	764,051
(4,901,762)	(91,150)	(8,692)	(30,528)	(767,113)	(1,044,031)	(3,166,428)

(3,323,376)	(92,321)	(36,663)	(220,800)	(544,141)	(632,569)	(2,402,377)

$(3,151,488)	$(62,182)	$(22,571)	$(172,386)	$(467,967)	$(613,127)	$(2,402,377)

B-5

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	Gabelli Capital Asset Fund	Value Line Centurion Fund	Value Line Strategic Asset Management Trust

	12/31/2022	(1)	(1)

Assets:
Shares owned in underlying fund	146,964	—	—
Net asset value per share (NAV)	14.95	—	—

Total Assets (Shares x NAV)	$2,197,112	$—	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$2,197,112	$—	$—

Net Assets: Total
Contract value in accumulation period	$2,197,112	$—	$—

Net Assets	$2,197,112	$—	$—

Total Units Outstanding	46,474	—	—

Unit Value (Accumulation)	$47.28	$—	$—

Cost of Shares in Underlying Fund	$2,709,155	$—	$—

(1)Portfolio liquidated as of April 29, 2022 STATEMENTS OF OPERATIONS

	Gabelli Capital Asset Fund	Value Line Centurion Fund	Value Line Strategic Asset Management Trust

	1/1/2022 to 12/31/2022	1/1/2022 to 4/29/2022	1/1/2022 to 4/29/2022

2022 Investment Income
Income:
Reinvested dividends	$10,042	$—	$3,068
Expenses:
Mortality expense risk and administrative charges	—	—	—

Net investment income/(expense)	10,042	—	3,068

2022 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(50,696)	(319,708)	(1,511,647)
Reinvested realized gain distributions	222,420	534,717	1,518,240

Net realized gain/(loss) on investments	171,724	215,009	6,593
Net change in unrealized appreciation/(depreciation) of investments	(530,945)	(272,053)	(238,475)

Net realized and unrealized gain/(loss) from investments	(359,221)	(57,044)	(231,882)

2022 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(349,179)	$(57,044)	$(228,814)

See notes to financial statements.

B-6

Investment Options
Invesco V.I. American Franchise Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Core Equity Fund Series I	Invesco V.I. Core Equity Fund Series II	Invesco V.I. Government Securities Fund Series II	Invesco V.I. Main Street Mid Cap Fund Series II	Invesco V.I. Equity and Income Fund Series II

12/31/2022	12/31/2022	(1)	12/31/2022	12/31/2022	12/31/2022	12/31/2022

14,499	17,196	—	885	5,297	12,155	604
42.84	16.14	—	24.40	9.98	8.23	16.03

$621,124	$277,536	$—	$21,604	$52,863	$100,036	$9,687

—	—	—	—	—	—	—

$621,124	$277,536	$—	$21,604	$52,863	$100,036	$9,687

$621,124	$277,536	$—	$21,604	$52,863	$100,036	$9,687

$621,124	$277,536	$—	$21,604	$52,863	$100,036	$9,687

29,112	12,359	—	868	4,198	4,331	507

$21.34	$22.46	$—	$24.88	$12.59	$23.10	$19.13

$898,818	$323,866	$—	$30,378	$54,104	$126,127	$11,555

Investment Options
Invesco V.I. American Franchise Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Core Equity Fund Series I	Invesco V.I. Core Equity Fund Series II	Invesco V.I. Government Securities Fund Series II	Invesco V.I. Main Street Mid Cap Fund Series II	Invesco V.I. Equity and Income Fund Series II

1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

$—	$4,946	$—	$148	$440	$74	$142

—	—	—	—	—	—	—

—	4,946	—	148	440	74	142

9,254	890	(21,235)	(553)	(18,855)	4,838	(39)
189,137	37,772	—	3,716	—	22,478	1,314

198,391	38,662	(21,235)	3,163	(18,855)	27,316	1,275
(485,723)	(65,819)	(108,379)	(9,703)	7,497	(47,034)	(2,182)

(287,332)	(27,157)	(129,614)	(6,540)	(11,358)	(19,718)	(907)

$(287,332)	$(22,211)	$(129,614)	$(6,392)	$(10,918)	$(19,644)	$(765)

B-7

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	Invesco V.I. Growth and Income Fund Series II	Invesco V.I. American Franchise Fund Series II	Invesco V.I. Global Fund Series II

	(1)	12/31/2022	12/31/2022

Assets:
Shares owned in underlying fund	—	224	12,669
Net asset value per share (NAV)	—	38.85	30.30

Total Assets (Shares x NAV)	$—	$8,705	$383,885

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$—	$8,705	$383,885

Net Assets: Total
Contract value in accumulation period	$—	$8,705	$383,885

Net Assets	$—	$8,705	$383,885

Total Units Outstanding	—	339	13,439

Unit Value (Accumulation)	$—	$25.69	$28.56

Cost of Shares in Underlying Fund	$—	$15,617	$539,837

(1)Portfolio liquidated as of April 29, 2022 STATEMENTS OF OPERATIONS

	Invesco V.I. Growth and Income Fund Series II	Invesco V.I. American Franchise Fund Series II	Invesco V.I. Global Fund Series II

	1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

2022 Investment Income
Income:
Reinvested dividends	$—	$—	$—
Expenses:
Mortality expense risk and administrative charges	—	—	—

Net investment income/(expense)	—	—	—

2022 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	59,374	(442)	23,818
Reinvested realized gain distributions	—	2,830	74,305

Net realized gain/(loss) on investments	59,374	2,388	98,123
Net change in unrealized appreciation/(depreciation) of investments	(75,822)	(8,213)	(273,695)

Net realized and unrealized gain/(loss) from investments	(16,448)	(5,825)	(175,572)

2022 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(16,448)	$(5,825)	$(175,572)

See notes to financial statements.

B-8

Investment Options
Alger Capital Appreciation Portfolio Class S	AB VPS Growth and Income Portfolio Class B	AB VPS Large Cap Growth Portfolio Class B	AB Sustainable Global Thematic Portfolio Class B	American Century VP Capital Appreciation Fund Class I	American Century VP Mid Cap Value Fund Class I	American Century VP Mid Cap Value Fund Class II

12/31/2022	(1)	(1)	12/31/2022	12/31/2022	12/31/2022	(1)

8,792	—	—	7,826	4,415	8,788	—
48.69	—	—	28.59	11.80	21.15	—

$428,103	$—	$—	$223,756	$52,099	$185,871	$—

—	—	—	—	—	—	—

$428,103	$—	$—	$223,756	$52,099	$185,871	$—

$428,103	$—	$—	$223,756	$52,099	$185,871	$—

$428,103	$—	$—	$223,756	$52,099	$185,871	$—

10,972	—	—	7,496	1,661	4,733	—

$39.02	$—	$—	$29.85	$31.38	$39.27	$—

$694,837	$—	$—	$281,474	$64,505	$206,563	$—

Investment Options
Alger Capital Appreciation Portfolio Class S	AB VPS Growth and Income Portfolio Class B	AB VPS Large Cap Growth Portfolio Class B	AB Sustainable Global Thematic Portfolio Class B	American Century VP Capital Appreciation Fund Class I	American Century VP Mid Cap Value Fund Class I	American Century VP Mid Cap Value Fund Class II

1/1/2022 to 12/31/2022	1/1/2022 to 4/29/2022	1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 4/29/2022

$—	$—	$—	$—	$—	$5,104	$581

—	—	—	—	—	—	—

—	—	—	—	—	5,104	581

26,973	163,321	36,452	5,098	(5,783)	52,394	5,172
43,012	—	—	32,253	5,267	33,378	10,923

69,985	163,321	36,452	37,351	(516)	85,772	16,095
(315,963)	(241,216)	(360,289)	(131,967)	(12,200)	(92,844)	(17,932)

(245,978)	(77,895)	(323,837)	(94,616)	(12,716)	(7,072)	(1,837)

$(245,978)	$(77,895)	$(323,837)	$(94,616)	$(12,716)	$(1,968)	$(1,256)

B-9

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	BlackRock Global Allocation V.I. Fund Class III	Davis Financial Portfolio	Davis Real Estate Portfolio

	12/31/2022	12/31/2022	12/31/2022

Assets:
Shares owned in underlying fund	5,156	65,011	191,374
Net asset value per share (NAV)	11.87	12.06	13.26

Total Assets (Shares x NAV)	$61,203	$784,032	$2,537,619

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$61,203	$784,032	$2,537,619

Net Assets: Total
Contract value in accumulation period	$61,203	$784,032	$2,537,619

Net Assets	$61,203	$784,032	$2,537,619

Total Units Outstanding	3,090	20,803	47,819

Unit Value (Accumulation)	$19.81	$37.69	$53.07

Cost of Shares in Underlying Fund	$72,849	$820,945	$2,861,808

(1)Portfolio liquidated as of April 29, 2022 STATEMENTS OF OPERATIONS

	BlackRock Global Allocation V.I. Fund Class III	Davis Financial Portfolio	Davis Real Estate Portfolio

	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

2022 Investment Income
Income:
Reinvested dividends	$—	$14,784	$50,474
Expenses:
Mortality expense risk and administrative charges	—	—	—

Net investment income/(expense)	—	14,784	50,474

2022 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(33,899)	(31,722)	37,404
Reinvested realized gain distributions	1,250	27,999	157,979

Net realized gain/(loss) on investments	(32,649)	(3,723)	195,383
Net change in unrealized appreciation/(depreciation) of investments	(4,438)	(83,635)	(1,201,949)

Net realized and unrealized gain/(loss) from investments	(37,087)	(87,358)	(1,006,566)

2022 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(37,087)	$(72,574)	$(956,092)

See notes to financial statements.

B-10

Investment Options
Davis Value Portfolio	LVIP Delaware VIP Limited- Term Diversified Income Fund Service Class	LVIP Delaware Diversified Income Fund Service Class	Delaware VIP Emerging Markets Service Class	Delaware Ivy VIP Small Cap Growth Class II	Delaware Ivy VIP Mid Cap Growth Class II	Allspring VT International Equity Fund

(1)	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

—	46,830	2,657	3,622	3,012	25,295	—
—	9.12	8.69	19.63	6.04	9.47	1.72

$—	$427,181	$23,096	$71,091	$18,192	$239,541	$—

—	—	—	—	—	—	—

$—	$427,181	$23,096	$71,091	$18,192	$239,541	$—

$—	$427,181	$23,096	$71,091	$18,192	$239,541	$—

$—	$427,181	$23,096	$71,091	$18,192	$239,541	$—

—	31,303	1,415	5,003	652	9,248	—

$—	$13.65	$16.32	$14.21	$27.95	$25.90	$17.20

$—	$457,364	$27,376	$73,611	$20,612	$338,673	$—

Investment Options
Davis Value Portfolio	LVIP Delaware VIP Limited- Term Diversified Income Fund Service Class	LVIP Delaware Diversified Income Fund Service Class	Delaware VIP Emerging Markets Service Class	Delaware Ivy VIP Small Cap Growth Class II	Delaware Ivy VIP Mid Cap Growth Class II	Allspring VT International Equity Fund

1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

$—	$9,634	$740	$3,603	$—	$—	$—

—	—	—	—	—	—	—

—	9,634	740	3,603	—	—	—

(1,123,814)	(264)	(1,963)	(44,645)	(36,313)	(1,569)	—
—	—	53	—	14,540	53,736	—

(1,123,814)	(264)	(1,910)	(44,645)	(21,773)	52,167	—
332,016	(28,296)	(3,377)	(579)	5,652	(151,745)	—

(791,798)	(28,560)	(5,287)	(45,224)	(16,121)	(99,578)	—

$(791,798)	$(18,926)	$(4,547)	$(41,621)	$(16,121)	$(99,578)	$—

B-11

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	Fidelity VIP Contrafund Portfolio Service Class 2	Fidelity VIP Equity -Income Portfolio Service Class 2	Fidelity VIP Growth Opportunities Portfolio Service Class 2

	(1)	12/31/2022	(1)

Assets:
Shares owned in underlying fund	—	70,216	—
Net asset value per share (NAV)	—	22.71	—

Total Assets (Shares x NAV)	$—	$1,594,594	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$—	$1,594,594	$—

Net Assets: Total
Contract value in accumulation period	$—	$1,594,594	$—

Net Assets	$—	$1,594,594	$—

Total Units Outstanding	—	39,545	—

Unit Value (Accumulation)	$—	$40.32	$—

Cost of Shares in Underlying Fund	$—	$1,526,994	$—

(1)Portfolio liquidated as of April 29, 2022 STATEMENTS OF OPERATIONS

	Fidelity VIP Contrafund Portfolio Service Class 2	Fidelity VIP Equity -Income Portfolio Service Class 2	Fidelity VIP Growth Opportunities Portfolio Service Class 2

	1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2022	1/1/2022 to 4/29/2022

2022 Investment Income
Income:
Reinvested dividends	$—	$28,992	$—
Expenses:
Mortality expense risk and administrative charges	—	—	—

Net investment income/(expense)	—	28,992	—

2022 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	894,553	21,698	16,757
Reinvested realized gain distributions	89,396	57,931	389,957

Net realized gain/(loss) on investments	983,949	79,629	406,714
Net change in unrealized appreciation/(depreciation) of investments	(3,010,717)	(201,857)	(1,137,892)

Net realized and unrealized gain/(loss) from investments	(2,026,768)	(122,228)	(731,178)

2022 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(2,026,768)	$(93,236)	$(731,178)

See notes to financial statements.

B-12

Investment Options
Fidelity VIP High Income Portfolio Service Class 2	Fidelity VIP Mid Cap Portfolio Service Class 2	Fidelity VIP Freedom 2020 Portfolio Service Class 2	Fidelity VIP Freedom 2030 Portfolio Service Class 2	Fidelity VIP Government Money Market Portfolio Service Class 2	Fidelity VIP Index 500 Portfolio Initial Class	Templeton Growth VIP Fund Class 2

12/31/2022	(1)	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

17,925	—	2,525	14,894	6,529,571	5,800	7,056
4.21	—	11.46	13.62	1.00	374.78	10.24

$75,464	$—	$28,936	$202,852	$6,529,571	$2,173,707	$72,250

—	—	—	—	—	—	—

$75,464	$—	$28,936	$202,852	$6,529,571	$2,173,707	$72,250

$75,464	$—	$28,936	$202,852	$6,529,571	$2,173,707	$72,250

$75,464	$—	$28,936	$202,852	$6,529,571	$2,173,707	$72,250

3,977	—	1,400	8,864	491,445	79,250	4,402

$18.97	$—	$20.67	$22.89	$13.29	$27.43	$16.41

$82,312	$—	$33,647	$218,233	$6,529,571	$2,227,789	$75,173

Investment Options
Fidelity VIP High Income Portfolio Service Class 2	Fidelity VIP Mid Cap Portfolio Service Class 2	Fidelity VIP Freedom 2020 Portfolio Service Class 2	Fidelity VIP Freedom 2030 Portfolio Service Class 2	Fidelity VIP Government Money Market Portfolio Service Class 2	Fidelity VIP Index 500 Portfolio Initial Class	Templeton Growth VIP Fund Class 2

1/1/2022 to 12/31/2022	1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

$4,133	$—	$769	$2,981	$86,496	$32,490	$135

—	—	—	—	—	—	—

4,133	—	769	2,981	86,496	32,490	135

(10,177)	(87,677)	(2,071)	(3,403)	—	109,309	(7,016)
—	173,464	5,595	4,788	—	12,868	—

(10,177)	85,787	3,524	1,385	—	122,177	(7,016)
(4,111)	(1,116,859)	(12,359)	(22,396)	—	(514,295)	(4,580)

(14,288)	(1,031,072)	(8,835)	(21,011)	—	(392,118)	(11,596)

$(10,155)	$(1,031,072)	$(8,066)	$(18,030)	$86,496	$(359,628)	$(11,461)

B-13

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	Templeton Global Bond VIP Fund Class 2	Templeton Foreign VIP Fund Class 2	Franklin Mutual Shares VIP Fund Class 2

	12/31/2022	12/31/2022	12/31/2022

Assets:
Shares owned in underlying fund	4,264	2,101	23,854
Net asset value per share (NAV)	12.48	12.17	15.16

Total Assets (Shares x NAV)	$53,218	$25,573	$361,626

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$53,218	$25,573	$361,626

Net Assets: Total
Contract value in accumulation period	$53,218	$25,573	$361,626

Net Assets	$53,218	$25,573	$361,626

Total Units Outstanding	4,566	2,380	13,860

Unit Value (Accumulation)	$11.66	$10.75	$26.09

Cost of Shares in Underlying Fund	$55,786	$26,351	$412,845

(1)Portfolio liquidated as of April 29, 2022 STATEMENTS OF OPERATIONS

	Templeton Global Bond VIP Fund Class 2	Templeton Foreign VIP Fund Class 2	Franklin Mutual Shares VIP Fund Class 2

	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

2022 Investment Income
Income:
Reinvested dividends	$—	$710	$5,337
Expenses:
Mortality expense risk and administrative charges	—	—	—

Net investment income/(expense)	—	710	5,337

2022 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(1,021)	(24)	31,217
Reinvested realized gain distributions	—	—	32,229

Net realized gain/(loss) on investments	(1,021)	(24)	63,446
Net change in unrealized appreciation/(depreciation) of investments	(1,712)	(2,455)	(89,060)

Net realized and unrealized gain/(loss) from investments	(2,733)	(2,479)	(25,614)

2022 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(2,733)	$(1,769)	$(20,277)

See notes to financial statements.

B-14

Investment Options
Franklin Small Cap Value VIP Fund Class 2	Morningstar Balanced ETF Asset Allocation Portfolio Class II	Morningstar Growth ETF Asset Allocation Portfolio Class II	Morningstar Income and Growth ETF Asset Allocation Portfolio Class II	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Research Portfolio Institutional Shares

12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

16,072	4,966	5,559	2	47,082	89,204	33,780
12.53	9.62	10.26	9.19	69.58	33.89	31.58

$201,381	$47,773	$57,032	$19	$3,275,946	$3,023,119	$1,066,784

—	—	—	—	—	—	—

$201,381	$47,773	$57,032	$19	$3,275,946	$3,023,119	$1,066,784

$201,381	$47,773	$57,032	$19	$3,275,946	$3,023,119	$1,066,784

$201,381	$47,773	$57,032	$19	$3,275,946	$3,023,119	$1,066,784

6,660	2,266	2,316	1	105,773	66,277	40,806

$30.24	$21.08	$24.62	$17.15	$30.97	$45.61	$26.14

$235,804	$55,886	$58,160	$23	$3,306,727	$3,649,308	$1,180,470

Investment Options
Franklin Small Cap Value VIP Fund Class 2	Morningstar Balanced ETF Asset Allocation Portfolio Class II	Morningstar Growth ETF Asset Allocation Portfolio Class II	Morningstar Income and Growth ETF Asset Allocation Portfolio Class II	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Research Portfolio Institutional Shares

1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

$3,730	$846	$1,503	$—	$12,913	$6,637	$8,568

—	—	—	—	—	—	—

3,730	846	1,503	—	12,913	6,637	8,568

(55,928)	(44)	(18,539)	(911)	67,311	103,048	4,538
70,399	2,304	3,776	1	555,226	531,946	209,850

14,471	2,260	(14,763)	(910)	622,537	634,994	214,388
(62,134)	(7,401)	495	(3)	(1,288,543)	(2,242,207)	(687,855)

(47,663)	(5,141)	(14,268)	(913)	(666,006)	(1,607,213)	(473,467)

$(43,933)	$(4,295)	$(12,765)	$(913)	$(653,093)	$(1,600,576)	$(464,899)

B-15

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	Janus Henderson Global Research Portfolio Institutional Shares	Janus Henderson Forty Portfolio Service Shares	Janus Henderson Research Portfolio Service Shares

	12/31/2022	(1)	12/31/2022

Assets:
Shares owned in underlying fund	34,627	—	3,034
Net asset value per share (NAV)	50.02	—	29.81

Total Assets (Shares x NAV)	$1,732,037	$—	$90,429

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$1,732,037	$—	$90,429

Net Assets: Total
Contract value in accumulation period	$1,732,037	$—	$90,429

Net Assets	$1,732,037	$—	$90,429

Total Units Outstanding	93,705	—	2,693

Unit Value (Accumulation)	$18.48	$—	$33.58

Cost of Shares in Underlying Fund	$1,724,891	$—	$122,485

(1)Portfolio liquidated as of April 29, 2022 STATEMENTS OF OPERATIONS

	Janus Henderson Global Research Portfolio Institutional Shares	Janus Henderson Forty Portfolio Service Shares	Janus Henderson Research Portfolio Service Shares

	1/1/2022 to 12/31/2022	1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2022

2022 Investment Income
Income:
Reinvested dividends	$29,970	$—	$643
Expenses:
Mortality expense risk and administrative charges	—	—	—

Net investment income/(expense)	29,970	—	643

2022 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	26,741	(31,196)	5,782
Reinvested realized gain distributions	193,242	—	20,362

Net realized gain/(loss) on investments	219,983	(31,196)	26,144
Net change in unrealized appreciation/(depreciation) of investments	(673,001)	(129,508)	(74,104)

Net realized and unrealized gain/(loss) from investments	(453,018)	(160,704)	(47,960)

2022 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(423,048)	$(160,704)	$(47,317)

See notes to financial statements.

B-16

Investment Options
Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Global Research Portfolio Service Shares	MFS Growth Series Initial Class	MFS Investors Trust Series Initial Class	MFS New Discovery Series Initial Class

(1)	12/31/2022	12/31/2022	12/31/2022	12/31/2022	(1)	12/31/2022

—	3,416	739	585	26,569	—	122,125
—	15.64	42.47	48.41	48.02	—	11.31

$—	$53,421	$31,375	$28,312	$1,275,852	$—	$1,381,239

—	—	—	—	—	—	—

$—	$53,421	$31,375	$28,312	$1,275,852	$—	$1,381,239

$—	$53,421	$31,375	$28,312	$1,275,852	$—	$1,381,239

$—	$53,421	$31,375	$28,312	$1,275,852	$—	$1,381,239

—	1,996	424	1,075	42,274	—	34,390

$—	$26.76	$74.05	$26.35	$30.18	$—	$40.16

$—	$54,428	$36,130	$29,014	$1,376,158	$—	$2,222,963

Investment Options
Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Global Research Portfolio Service Shares	MFS Growth Series Initial Class	MFS Investors Trust Series Initial Class	MFS New Discovery Series Initial Class

1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2022

$—	$2,239	$452	$—	$—	$—	$—

—	—	—	—	—	—	—

—	2,239	452	—	—	—	—

8,673	(17,301)	(2,246)	6,206	18,425	127,296	(50,710)
—	16,127	1,361	—	164,942	—	499,855

8,673	(1,174)	(885)	6,206	183,367	127,296	449,145
(74,395)	(9,968)	(6,210)	(15,341)	(773,893)	(200,705)	(1,120,656)

(65,722)	(11,142)	(7,095)	(9,135)	(590,526)	(73,409)	(671,511)

$(65,722)	$(8,903)	$(6,643)	$(9,135)	$(590,526)	$(73,409)	$(671,511)

B-17

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	MFS Research Series Initial Class	MFS Total Return Series Initial Class	MFS Growth Series Service Class

	(1)	12/31/2022	(1)

Assets:
Shares owned in underlying fund	—	145,287	—
Net asset value per share (NAV)	—	22.49	—

Total Assets (Shares x NAV)	$—	$3,267,508	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$—	$3,267,508	$—

Net Assets: Total
Contract value in accumulation period	$—	$3,267,508	$—

Net Assets	$—	$3,267,508	$—

Total Units Outstanding	—	85,654	—

Unit Value (Accumulation)	$—	$38.15	$—

Cost of Shares in Underlying Fund	$—	$3,493,028	$—

(1)Portfolio liquidated as of April 29, 2022 STATEMENTS OF OPERATIONS

	MFS Research Series Initial Class	MFS Total Return Series Initial Class	MFS Growth Series Service Class

	1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2022	1/1/2022 to 4/29/2022

2022 Investment Income
Income:
Reinvested dividends	$—	$58,709	$—
Expenses:
Mortality expense risk and administrative charges	—	—	—

Net investment income/(expense)	—	58,709	—

2022 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	29,709	21,803	(158,460)
Reinvested realized gain distributions	—	293,644	—

Net realized gain/(loss) on investments	29,709	315,447	(158,460)
Net change in unrealized appreciation/(depreciation) of investments	(64,365)	(749,817)	(122,342)

Net realized and unrealized gain/(loss) from investments	(34,656)	(434,370)	(280,802)

2022 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(34,656)	$(375,661)	$(280,802)

See notes to financial statements.

B-18

Investment Options
MFS VIT II Income Series Service Class	MFS Research Series Service Class	MFS Total Return Series Service Class	MFS Investors Trust Series Service Class	MFS New Discovery Series Service Class	PIMCO Real Return Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class

(1)	12/31/2022	(1)	12/31/2022	(1)	12/31/2022	12/31/2022

—	11	—	793	—	7,285	21,521
—	27.20	—	31.67	—	11.50	8.98

$—	$305	$—	$25,119	$—	$83,776	$193,255

—	—	—	—	—	—	—

$—	$305	$—	$25,119	$—	$83,776	$193,255

$—	$305	$—	$25,119	$—	$83,776	$193,255

$—	$305	$—	$25,119	$—	$83,776	$193,255

—	8	—	1,016	—	5,664	14,215

$—	$36.33	$—	$24.72	$—	$14.79	$13.60

$—	$300	$—	$28,833	$—	$98,553	$222,114

Investment Options
MFS VIT II Income Series Service Class	MFS Research Series Service Class	MFS Total Return Series Service Class	MFS Investors Trust Series Service Class	MFS New Discovery Series Service Class	PIMCO Real Return Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class

1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2022	1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2022	1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

$—	$305	$—	$103	$—	$5,655	$6,758

—	—	—	—	—	—	—

—	305	—	103	—	5,655	6,758

(2,668)	(11,186)	46,955	277	(103,746)	(799)	(41,767)
—	20,261	—	3,479	—	—	—

(2,668)	9,075	46,955	3,756	(103,746)	(799)	(41,767)
180	(36,440)	(85,419)	(8,987)	27,616	(15,368)	(20,456)

(2,488)	(27,365)	(38,464)	(5,231)	(76,130)	(16,167)	(62,223)

$(2,488)	$(27,060)	$(38,464)	$(5,128)	$(76,130)	$(10,512)	$(55,465)

B-19

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	ClearBridge Variable Appreciation Portfolio Class II	ClearBridge Variable Mid Cap Portfolio Class II

	12/31/2022	12/31/2022

Assets:
Shares owned in underlying fund	855	903
Net asset value per share (NAV)	49.97	20.17

Total Assets (Shares x NAV)	$42,712	$18,216

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$42,712	$18,216

Net Assets: Total
Contract value in accumulation period	$42,712	$18,216

Net Assets	$42,712	$18,216

Total Units Outstanding	581	516

Unit Value (Accumulation)	$73.48	$35.29

Cost of Shares in Underlying Fund	$48,604	$21,834

(1)Portfolio liquidated as of April 29, 2022 STATEMENTS OF OPERATIONS

	ClearBridge Variable Appreciation Portfolio Class II	ClearBridge Variable Mid Cap Portfolio Class II

	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

2022 Investment Income
Income:
Reinvested dividends	$373	$19
Expenses:
Mortality expense risk and administrative charges	—	—

Net investment income/(expense)	373	19

2022 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(629)	65
Reinvested realized gain distributions	2,284	1,227

Net realized gain/(loss) on investments	1,655	1,292
Net change in unrealized appreciation/(depreciation) of investments	(8,426)	(7,012)

Net realized and unrealized gain/(loss) from investments	(6,771)	(5,720)

2022 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(6,398)	$(5,701)

See notes to financial statements.

B-20

Investment Options
ClearBridge Variable Small Cap Growth Portfolio Class II	Columbia Variable Portfolio- Small Cap Value Fund Class 2	Putnam VT Multi Cap Fund Core-IB	Pioneer Equity Income VCT Portfolio Class II

(1)	(1)	12/31/2022	12/31/2022

—	—	1,349	5,030
—	—	16.36	15.45

$—	$—	$22,063	$77,716

—	—	—	—

$—	$—	$22,063	$77,716

$—	$—	$22,063	$77,716

$—	$—	$22,063	$77,716

—	—	1,026	3,499

$—	$—	$21.50	$22.21

$—	$—	$23,506	$79,632

Investment Options
ClearBridge Variable Small Cap Growth Portfolio Class II	Columbia Variable Portfolio- Small Cap Value Fund Class 2	Putnam VT Multi Cap Fund Core-IB	Pioneer Equity Income VCT Portfolio Class II

1/1/2022 to 4/29/2022	1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

$—	$—	$159	$1,102

—	—	—	—

—	—	159	1,102

(47,833)	3,384	(2,861)	114
—	—	4,205	7,778

(47,833)	3,384	1,344	7,892
(12,662)	(10,513)	(5,397)	(13,671)

(60,495)	(7,129)	(4,053)	(5,779)

$(60,495)	$(7,129)	$(3,894)	$(4,677)

B-21

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	Guardian Integrated Research VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian Total Return Bond VIP Fund

	4/29/2022 to 12/31/2022	4/29/2022 to 12/31/2022	4/29/2022 to 12/31/2022

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—	$—
Net realized gain/(loss) from sale of investments	—	—	—
Reinvested realized gain distributions	—	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	—	—

Net increase/(decrease) resulting from operations	—	—	—

2021 Policy Transactions
Net policy purchase payments	—	—	—
Transfers on account of death, surrenders and withdrawals	—	—	—
Transfers of policy loans	—	—	—
Transfers of cost of insurance and policy fees	—	—	—
Transfers between investment divisions, net	—	—	—
Transfers–other	—	—	—

Net increase/(decrease) from policy transactions	—	—	—

Total Increase/(Decrease) in Net Assets	—	—	—
Net Assets at December 31, 2020	—	—	—

Net Assets at December 31, 2021	$—	$—	$—

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—	$—
Net realized gain/(loss) from sale of investments	(11,306)	(15,583)	(1,008)
Reinvested realized gain distributions	—	—	—
Net change in unrealized appreciation/(depreciation) of investments	(146,364)	(373,774)	(1,704)

Net increase/(decrease) resulting from operations	(157,670)	(389,357)	(2,712)

2022 Policy Transactions
Net policy purchase payments	96,930	213,992	—
Transfers on account of death, surrenders and withdrawals	(153,844)	(56,016)	(18,153)
Transfers of policy loans	(114)	(600)	—
Transfers of cost of insurance and policy fees	(43,526)	(70,289)	(161)
Transfers between investment divisions, net	2,212,994	2,732,045	80,402
Transfers–other	403	1,761	(10)

Net increase/(decrease) from policy transactions	2,112,843	2,820,893	62,078

Total Increase/(Decrease) in Net Assets	1,955,173	2,431,536	59,366
Net Assets at December 31, 2021	—	—	—

Net Assets at December 31, 2022	$1,955,173	$2,431,536	$59,366

See notes to financial statements.

B-22

Investment Options
Guardian Small Cap Core VIP Fund	Guardian All Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund	Guardian Small Mid Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund	Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund

4/29/2022 to 12/31/2022	4/29/2022 to 12/31/2022	4/29/2022 to 12/31/2022	4/29/2022 to 12/31/2022	4/29/2022 to 12/31/2022	4/29/2022 to 12/31/2022	4/29/2022 to 12/31/2022

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—
(2,622)	(294)	(47,978)	(205)	(1,147)	(3,036)	(1,160)
—	—	—	—	—	—	—
(43,441)	(34,090)	(356,299)	(2,449)	(2,060)	(80,579)	(19,716)

(46,063)	(34,384)	(404,277)	(2,654)	(3,207)	(83,615)	(20,876)

43,806	11,158	255,768	13,315	26,458	108,423	60,936
(347)	—	(319,339)	—	(20,424)	(44,956)	(7,037)
(72)	(193)	19,940	(7)	1,807	(2,449)	(2,421)
(14,682)	(8,591)	(218,299)	(5,919)	(22,727)	(58,149)	(63,798)
398,978	707,166	6,900,759	87,942	1,372,599	2,125,885	905,736
(3)	—	(581)	—	235	(1,278)	1

427,680	709,540	6,638,248	95,331	1,357,948	2,127,476	893,417

381,617	675,156	6,233,971	92,677	1,354,741	2,043,861	872,541
—	—	—	—	—	—	—

$381,617	$675,156	$6,233,971	$92,677	$1,354,741	$2,043,861	$872,541

B-23

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund	Victory RS Large Cap Alpha VIP Series

	4/29/2022 to 12/31/2022	4/29/2022 to 12/31/2022	1/1/2021 to 12/31/2022

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—	$73,279
Net realized gain/(loss) from sale of investments	—	—	60,507
Reinvested realized gain distributions	—	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	—	1,193,020

Net increase/(decrease) resulting from operations	—	—	1,326,806

2021 Policy Transactions
Net policy purchase payments	—	—	340,093
Transfers on account of death, surrenders and withdrawals	—	—	(135,219)
Transfers of policy loans	—	—	(5,373)
Transfers of cost of insurance and policy fees	—	—	(309,154)
Transfers between investment divisions, net	—	—	(95,232)
Transfers–other	—	—	(681)

Net increase/(decrease) from policy transactions	—	—	(205,566)

Total Increase/(Decrease) in Net Assets	—	—	1,121,240
Net Assets at December 31, 2020	—	—	5,729,247

Net Assets at December 31, 2021	$—	$—	$6,850,487

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—	$92,915
Net realized gain/(loss) from sale of investments	(17,445)	43,813	79,597
Reinvested realized gain distributions	—	—	1,208,543
Net change in unrealized appreciation/(depreciation) of investments	(118,285)	319,404	(1,683,967)

Net increase/(decrease) resulting from operations	(135,730)	363,217	(302,912)

2022 Policy Transactions
Net policy purchase payments	78,414	285,366	347,545
Transfers on account of death, surrenders and withdrawals	(401,260)	(342,257)	(183,412)
Transfers of policy loans	1,805	21,287	(1,056)
Transfers of cost of insurance and policy fees	(59,047)	(305,183)	(348,599)
Transfers between investment divisions, net	2,673,145	12,487,032	60,388
Transfers–other	(16,308)	(2,247)	402

Net increase/(decrease) from policy transactions	2,276,749	12,143,998	(124,732)

Total Increase/(Decrease) in Net Assets	2,141,019	12,507,215	(427,644)
Net Assets at December 31, 2021	—	—	6,850,487

Net Assets at December 31, 2022	$2,141,019	$12,507,215	$6,422,843

See notes to financial statements.

B-24

Investment Options
Victory 500 Index VIP Series	Victory High Yield VIP Series	Victory INCORE Low Duration Bond VIP Series	Victory INCORE Investment Quality Bond VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory RS Small Cap Growth Equity VIP Series

1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 4/29/2022	1/1/2021 to 4/29/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022

$192,236	$24,426	$14,655	$50,138	$54,480	$25,418	$—
559,492	15,972	4,118	8,449	48,824	119,228	268,377
1,817,157	—	—	53,486	62,594	48,892	526,628
907,268	(14,805)	(10,488)	(117,629)	189,163	(317,482)	(1,607,213)

3,476,153	25,593	8,285	(5,556)	355,061	(123,944)	(812,208)

242,609	34,897	90,342	167,963	272,712	208,202	344,839
(148,267)	(64,868)	(27,908)	(127,578)	(53,654)	(177,642)	(381,835)
(55,874)	1,007	58,469	(7,852)	(16,471)	(56,956)	(101,719)
(401,719)	(16,419)	(85,191)	(80,963)	(67,716)	(89,362)	(212,568)
660,966	(44,896)	48,925	(24,892)	28,013	47,091	(26,835)
340	395	36	49	640	38	8,693

298,055	(89,884)	84,673	(73,273)	163,524	(68,629)	(369,425)

3,774,208	(64,291)	92,958	(78,829)	518,585	(192,573)	(1,181,633)
12,705,897	488,114	800,237	2,395,862	2,447,143	2,916,405	7,940,090

$16,480,105	$423,823	$893,195	$2,317,033	$2,965,728	$2,723,832	$6,758,457

$171,888	$30,139	$14,092	$48,414	$76,174	$19,442	$—
(205,046)	(1,171)	(27,971)	(197,132)	10,546	(77,343)	(244,540)
1,783,432	—	—	6,860	212,426	488,805	1,008,591
(4,901,762)	(91,150)	(8,692)	(30,528)	(767,113)	(1,044,031)	(3,166,428)

(3,151,488)	(62,182)	(22,571)	(172,386)	(467,967)	(613,127)	(2,402,377)

239,217	31,846	31,291	52,715	300,829	233,914	315,628
(1,288,813)	(6,091)	(15,089)	(34,312)	(34,217)	(85,918)	(182,091)
675	(16,818)	55,328	(11,123)	9,486	10,615	4,209
(457,141)	(16,764)	(31,028)	(25,285)	(80,418)	(81,430)	(171,847)
768,677	44,916	(910,906)	(2,126,840)	(4,912)	(40,787)	(297,199)
(1,311)	173	(220)	198	174	173	3,665

(738,696)	37,262	(870,624)	(2,144,647)	190,942	36,567	(327,635)

(3,890,184)	(24,920)	(893,195)	(2,317,033)	(277,025)	(576,560)	(2,730,012)
16,480,105	423,823	893,195	2,317,033	2,965,728	2,723,832	6,758,457

$12,589,921	$398,903	$—	$—	$2,688,703	$2,147,272	$4,028,445

B-25

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	Gabelli Capital Asset Fund	Value Line Centurion Fund	Value Line Strategic Asset Management Trust

	1/1/2021 to 12/31/2022	1/1/2021 to 4/29/2022	1/1/2021 to 4/29/2022

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$12,341	$126	$7,004
Net realized gain/(loss) from sale of investments	(36,688)	10,891	5,164
Reinvested realized gain distributions	290,233	60,997	327,122
Net change in unrealized appreciation/(depreciation) of investments	187,800	54,033	(2,923)

Net increase/(decrease) resulting from operations	453,686	126,047	336,367

2021 Policy Transactions
Net policy purchase payments	100,089	15,103	74,757
Transfers on account of death, surrenders and withdrawals	(54,155)	—	(33,704)
Transfers of policy loans	(23,216)	(6,309)	(5,090)
Transfers of cost of insurance and policy fees	(107,896)	(10,543)	(54,086)
Transfers between investment divisions, net	76,512	—	(77,710)
Transfers–other	192	—	210

Net increase/(decrease) from policy transactions	(8,474)	(1,749)	(95,623)

Total Increase/(Decrease) in Net Assets	445,212	124,298	240,744
Net Assets at December 31, 2020	2,234,499	639,429	2,201,901

Net Assets at December 31, 2021	$2,679,711	$763,727	$2,442,645

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$10,042	$—	$3,068
Net realized gain/(loss) from sale of investments	(50,696)	(319,708)	(1,511,647)
Reinvested realized gain distributions	222,420	534,717	1,518,240
Net change in unrealized appreciation/(depreciation) of investments	(530,945)	(272,053)	(238,475)

Net increase/(decrease) resulting from operations	(349,179)	(57,044)	(228,814)

2022 Policy Transactions
Net policy purchase payments	107,290	4,675	36,906
Transfers on account of death, surrenders and withdrawals	(57,937)	(405)	—
Transfers of policy loans	6,511	(38)	1,158
Transfers of cost of insurance and policy fees	(125,891)	(3,791)	(18,422)
Transfers between investment divisions, net	(63,410)	(707,165)	(2,233,474)
Transfers–other	17	41	1

Net increase/(decrease) from policy transactions	(133,420)	(706,683)	(2,213,831)

Total Increase/(Decrease) in Net Assets	(482,599)	(763,727)	(2,442,645)
Net Assets at December 31, 2021	2,679,711	763,727	2,442,645

Net Assets at December 31, 2022	$2,197,112	$—	$—

See notes to financial statements.

B-26

Investment Options
Invesco V.I. American Franchise Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Core Equity Fund Series I	Invesco V.I. Core Equity Fund Series II	Invesco V.I. Government Securities Fund Series II	Invesco V.I. Main Street Mid Cap Fund Series II	Invesco V.I. Equity and Income Fund Series II

1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 4/29/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022

$—	$11,953	$5,304	$20	$4,212	$326	$310
75,242	8,744	(2,394)	3,228	(10,889)	12,598	42
107,514	2,990	18,167	102	—	—	93
(71,508)	18,497	171,144	1,216	(3,732)	19,703	704

111,248	42,184	192,221	4,566	(10,409)	32,627	1,149

24,326	22,601	40,985	249	—	11,599	1,454
(25,202)	(54,715)	(36,346)	(31)	—	—	—
(15,172)	(2,257)	816	—	—	—	—
(25,214)	(16,604)	(42,801)	(956)	(2,475)	(525)	(1,005)
(101,116)	(15,279)	(3,014)	(45,382)	(783,591)	(80,243)	—
334	(136)	207	(126)	—	5	(1)

(142,044)	(66,390)	(40,153)	(46,246)	(786,066)	(69,164)	448

(30,796)	(24,206)	152,068	(41,680)	(796,475)	(36,537)	1,597
969,787	330,719	719,128	58,418	963,701	173,530	8,269

$938,991	$306,513	$871,196	$16,738	$167,226	$136,993	$9,866

$—	$4,946	$—	$148	$440	$74	$142
9,254	890	(21,235)	(553)	(18,855)	4,838	(39)
189,137	37,772	—	3,716	—	22,478	1,314
(485,723)	(65,819)	(108,379)	(9,703)	7,497	(47,034)	(2,182)

(287,332)	(22,211)	(129,614)	(6,392)	(10,918)	(19,644)	(765)

24,390	21,379	17,850	2,231	—	11,838	1,739
(24,083)	(7,793)	—	—	(18,219)	—	—
(1,058)	3,808	(708)	—	—	—	—
(25,531)	(16,001)	(15,603)	(1,862)	(257)	(273)	(1,153)
(4,277)	(8,165)	(743,390)	10,889	(84,964)	(28,730)	—
24	6	269	—	(5)	(148)	—

(30,535)	(6,766)	(741,582)	11,258	(103,445)	(17,313)	586

(317,867)	(28,977)	(871,196)	4,866	(114,363)	(36,957)	(179)
938,991	306,513	871,196	16,738	167,226	136,993	9,866

$621,124	$277,536	$—	$21,604	$52,863	$100,036	$9,687

B-27

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	Invesco V.I. Growth and Income Fund Series II	Invesco V.I. American Franchise Fund Series II	Invesco V.I. Global Fund Series II

	1/1/2021 to 4/29/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$3,613	$—	$—
Net realized gain/(loss) from sale of investments	9,907	713	23,472
Reinvested realized gain distributions	—	3,393	32,523
Net change in unrealized appreciation/(depreciation) of investments	42,129	(1,086)	20,721

Net increase/(decrease) resulting from operations	55,649	3,020	76,716

2021 Policy Transactions
Net policy purchase payments	—	4,849	7,014
Transfers on account of death, surrenders and withdrawals	(3,363)	—	(10,449)
Transfers of policy loans	—	—	6,992
Transfers of cost of insurance and policy fees	(1,634)	(2,253)	(5,189)
Transfers between investment divisions, net	33,852	13,377	87,074
Transfers–other	435	—	(378)

Net increase/(decrease) from policy transactions	29,290	15,973	85,064

Total Increase/(Decrease) in Net Assets	84,939	18,993	161,780
Net Assets at December 31, 2020	197,514	9,599	478,434

Net Assets at December 31, 2021	$282,453	$28,592	$640,214

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—	$—
Net realized gain/(loss) from sale of investments	59,374	(442)	23,818
Reinvested realized gain distributions	—	2,830	74,305
Net change in unrealized appreciation/(depreciation) of investments	(75,822)	(8,213)	(273,695)

Net increase/(decrease) resulting from operations	(16,448)	(5,825)	(175,572)

2022 Policy Transactions
Net policy purchase payments	—	732	2,262
Transfers on account of death, surrenders and withdrawals	(4,570)	—	—
Transfers of policy loans	—	—	(68)
Transfers of cost of insurance and policy fees	(620)	(453)	(3,094)
Transfers between investment divisions, net	(260,812)	(14,341)	(79,965)
Transfers–other	(3)	—	108

Net increase/(decrease) from policy transactions	(266,005)	(14,062)	(80,757)

Total Increase/(Decrease) in Net Assets	(282,453)	(19,887)	(256,329)
Net Assets at December 31, 2021	282,453	28,592	640,214

Net Assets at December 31, 2022	$—	$8,705	$383,885

See notes to financial statements.

B-28

Investment Options
Alger Capital Appreciation Portfolio Class S	AB VPS Growth and Income Portfolio Class B	AB VPS Large Cap Growth Portfolio Class B	AB Sustainable Global Thematic Portfolio Class B	American Century VP Capital Appreciation Fund Class I	American Century VP Mid Cap Value Fund Class I	American Century VP Mid Cap Value Fund Class II

1/1/2021 to 12/31/2022	1/1/2021 to 4/29/2022	1/1/2021 to 4/29/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 4/29/2022

$—	$8,556	$—	$—	$—	$5,602	$786
53,285	8,608	87,470	73,532	34,071	72,988	(536)
179,941	—	98,361	47,823	3,908	—	—
(100,606)	285,444	135,023	(42,322)	(53,763)	25,880	15,845

132,620	302,608	320,854	79,033	(15,784)	104,470	16,095

21,202	40,061	195,631	4,414	1,082	6,234	11,293
(40,644)	(84,584)	(111,620)	(15,072)	(761)	(10,064)	—
10,027	(33,191)	(25,924)	313	—	6,211	(674)
(9,911)	(29,964)	(46,132)	(4,807)	(1,178)	(8,839)	(4,419)
(97,691)	134,303	60,423	(154,788)	(155,737)	(128,504)	(38,284)
(5)	255	(648)	(2)	19,864	(135)	—

(117,022)	26,880	71,730	(169,942)	(136,730)	(135,097)	(32,084)

15,598	329,488	392,584	(90,909)	(152,514)	(30,627)	(15,989)
776,041	1,074,214	1,081,070	437,582	181,401	496,439	97,907

$791,639	$1,403,702	$1,473,654	$346,673	$28,887	$465,812	$81,918

$—	$—	$—	$—	$—	$5,104	$581
26,973	163,321	36,452	5,098	(5,783)	52,394	5,172
43,012	—	—	32,253	5,267	33,378	10,923
(315,963)	(241,216)	(360,289)	(131,967)	(12,200)	(92,844)	(17,932)

(245,978)	(77,895)	(323,837)	(94,616)	(12,716)	(1,968)	(1,256)

14,568	14,064	29,320	3,659	—	2,011	4,712
—	(8,795)	(31,974)	(26,584)	(8,065)	—	—
(147)	1,679	(5,996)	398	—	(98)	(5,218)
(5,683)	(10,357)	(15,800)	(4,374)	(908)	(1,761)	(1,838)
(125,462)	(1,322,344)	(1,125,399)	(1,390)	45,126	(277,958)	(78,319)
(834)	(54)	32	(10)	(225)	(167)	1

(117,558)	(1,325,807)	(1,149,817)	(28,301)	35,928	(277,973)	(80,662)

(363,536)	(1,403,702)	(1,473,654)	(122,917)	23,212	(279,941)	(81,918)
791,639	1,403,702	1,473,654	346,673	28,887	465,812	81,918

$428,103	$—	$—	$223,756	$52,099	$185,871	$—

B-29

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	BlackRock Global Allocation V.I. Fund Class III	Davis Financial Portfolio	Davis Real Estate Portfolio

	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$2,376	$11,457	$36,390
Net realized gain/(loss) from sale of investments	21,278	(7,419)	56,238
Reinvested realized gain distributions	46,701	62,740	—
Net change in unrealized appreciation/(depreciation) of investments	(52,452)	151,111	955,842

Net increase/(decrease) resulting from operations	17,903	217,889	1,048,470

2021 Policy Transactions
Net policy purchase payments	—	57,976	116,928
Transfers on account of death, surrenders and withdrawals	(3,866)	(102,619)	(172,216)
Transfers of policy loans	—	(3,615)	(38,091)
Transfers of cost of insurance and policy fees	(9,084)	(44,036)	(97,078)
Transfers between investment divisions, net	(45,938)	(20,878)	471,841
Transfers–other	(25)	(1,473)	321

Net increase/(decrease) from policy transactions	(58,913)	(114,645)	281,705

Total Increase/(Decrease) in Net Assets	(41,010)	103,244	1,330,175
Net Assets at December 31, 2020	320,307	732,763	2,227,200

Net Assets at December 31, 2021	$279,297	$836,007	$3,557,375

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$14,784	$50,474
Net realized gain/(loss) from sale of investments	(33,899)	(31,722)	37,404
Reinvested realized gain distributions	1,250	27,999	157,979
Net change in unrealized appreciation/(depreciation) of investments	(4,438)	(83,635)	(1,201,949)

Net increase/(decrease) resulting from operations	(37,087)	(72,574)	(956,092)

2022 Policy Transactions
Net policy purchase payments	2,561	51,069	116,712
Transfers on account of death, surrenders and withdrawals	(2,610)	(16,363)	(64,123)
Transfers of policy loans	—	(32,658)	(19,560)
Transfers of cost of insurance and policy fees	(8,452)	(50,675)	(113,555)
Transfers between investment divisions, net	(172,497)	69,345	16,589
Transfers–other	(9)	(119)	273

Net increase/(decrease) from policy transactions	(181,007)	20,599	(63,664)

Total Increase/(Decrease) in Net Assets	(218,094)	(51,975)	(1,019,756)
Net Assets at December 31, 2021	279,297	836,007	3,557,375

Net Assets at December 31, 2022	$61,203	$784,032	$2,537,619

See notes to financial statements.

B-30

Investment Options
Davis Value Portfolio	LVIP Delaware VIP Limited-Term Diversified Income Fund Service Class	LVIP Delaware Diversified Income Fund Service Class	Delaware VIP Emerging Markets Service Class	Delaware Ivy VIP Small Cap Growth Class II	Delaware Ivy VIP Mid Cap Growth Class II	Allspring VT International Equity Fund

1/1/2021 to 4/29/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022

$30,988	$2,893	$712	$132	$752	$—	$—
222,176	394	(398)	60,847	16,783	16,867	—
843,816	24	292	1,057	9,204	34,458	—
(318,106)	(5,560)	(7,446)	(62,096)	(19,441)	(8,117)	—

778,874	(2,249)	(6,840)	(60)	7,298	43,208	—

93,984	—	—	4,676	—	68,533	—
(160,314)	(2,816)	(3,120)	—	—	(49,371)	—
(16,512)	—	—	4,661	—	—	—
(87,785)	(2,869)	(1,546)	(1,626)	(1,892)	(19,428)	—
162,082	5	(366,194)	(86,422)	16,966	66,250	—
(1,113)	(4)	28	1,529	40	(354)	—

(9,658)	(5,684)	(370,832)	(77,182)	15,114	65,630	—

769,216	(7,933)	(377,672)	(77,242)	22,412	108,838	—
4,382,205	220,745	405,120	215,327	55,186	209,848	—

$5,151,421	$212,812	$27,448	$138,085	$77,598	$318,686	$—

$—	$9,634	$740	$3,603	$—	$—	$—
(1,123,814)	(264)	(1,963)	(44,645)	(36,313)	(1,569)	—
—	—	53	—	14,540	53,736	—
332,016	(28,296)	(3,377)	(579)	5,652	(151,745)	—

(791,798)	(18,926)	(4,547)	(41,621)	(16,121)	(99,578)	—

42,382	—	—	1,508	—	38,584	—
(2,771)	—	—	—	(46,051)	—	—
8,820	—	—	(49)	—	—	—
(29,277)	(6,522)	(1,096)	(868)	(1,094)	(17,972)	—
(4,378,944)	240,112	1,382	(25,968)	2,349	(177)	—
167	(295)	(91)	4	1,511	(2)	—

(4,359,623)	233,295	195	(25,373)	(43,285)	20,433	—

(5,151,421)	214,369	(4,352)	(66,994)	(59,406)	(79,145)	—
5,151,421	212,812	27,448	138,085	77,598	318,686	—

$—	$427,181	$23,096	$71,091	$18,192	$239,541	$—

B-31

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	Fidelity VIP Contrafund Portfolio Service Class 2	Fidelity VIP Equity -Income Portfolio Service Class 2	Fidelity VIP Growth Opportunities Portfolio Service Class 2

	1/1/2021 to 4/29/2022	1/1/2021 to 12/31/2022	1/1/2021 to 4/29/2022

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$2,500	$27,594	$—
Net realized gain/(loss) from sale of investments	459,887	16,785	175,239
Reinvested realized gain distributions	1,184,918	189,950	245,942
Net change in unrealized appreciation/(depreciation) of investments	603,867	118,586	(134,194)

Net increase/(decrease) resulting from operations	2,251,172	352,915	286,987

2021 Policy Transactions
Net policy purchase payments	361,796	72,555	134,179
Transfers on account of death, surrenders and withdrawals	(462,378)	(46,791)	(62,118)
Transfers of policy loans	(47,488)	4,593	(12,984)
Transfers of cost of insurance and policy fees	(278,845)	(68,613)	(71,537)
Transfers between investment divisions, net	(42,904)	—	85,951
Transfers–other	1,515	182	717

Net increase/(decrease) from policy transactions	(468,304)	(38,074)	74,208

Total Increase/(Decrease) in Net Assets	1,782,868	314,841	361,195
Net Assets at December 31, 2020	8,466,730	1,451,352	2,388,475

Net Assets at December 31, 2021	$10,249,598	$1,766,193	$2,749,670

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$28,992	$—
Net realized gain/(loss) from sale of investments	894,553	21,698	16,757
Reinvested realized gain distributions	89,396	57,931	389,957
Net change in unrealized appreciation/(depreciation) of investments	(3,010,717)	(201,857)	(1,137,892)

Net increase/(decrease) resulting from operations	(2,026,768)	(93,236)	(731,178)

2022 Policy Transactions
Net policy purchase payments	120,016	69,666	21,490
Transfers on account of death, surrenders and withdrawals	(58,577)	(110,654)	(2,135)
Transfers of policy loans	(44,723)	14,732	(100)
Transfers of cost of insurance and policy fees	(91,759)	(73,657)	(20,898)
Transfers between investment divisions, net	(8,147,712)	23,247	(2,030,504)
Transfers–other	(75)	(1,697)	13,655

Net increase/(decrease) from policy transactions	(8,222,830)	(78,363)	(2,018,492)

Total Increase/(Decrease) in Net Assets	(10,249,598)	(171,599)	(2,749,670)
Net Assets at December 31, 2021	10,249,598	1,766,193	2,749,670

Net Assets at December 31, 2022	$—	$1,594,594	$—

See notes to financial statements.

B-32

Investment Options
Fidelity VIP High Income Portfolio Service Class 2	Fidelity VIP Mid Cap Portfolio Service Class 2	Fidelity VIP Freedom 2020 Portfolio Service Class 2	Fidelity VIP Freedom 2030 Portfolio Service Class 2	Fidelity VIP Government Money Market Portfolio Service Class 2	Fidelity VIP Index 500 Portfolio Initial Class	Templeton Growth VIP Fund Class 2

1/1/2021 to 12/31/2022	1/1/2021 to 4/29/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022

$6,136	$26,538	$657	$668	$459	$23,791	$1,145
3,805	373,274	1,793	14,744	—	271,794	7,112
—	1,206,693	4,004	4,321	—	11,911	—
(6,347)	23,926	27	(9,729)	—	142,049	(3,999)

3,594	1,630,431	6,481	10,004	459	449,545	4,258

—	307,171	—	16,365	247,204	954,697	1,559
—	(360,010)	—	(8,357)	(246,569)	(144,793)	—
—	(67,104)	—	16,469	(19,904)	(3,723)	1,559
(449)	(268,591)	(399)	(742)	(235,021)	(169,796)	(550)
(4,196)	(109,912)	(17,756)	(65,915)	606,661	(522,898)	4,347
—	309	—	38	(367)	(4,048)	(10)

(4,645)	(498,137)	(18,155)	(42,142)	352,004	109,439	6,905

(1,051)	1,132,294	(11,674)	(32,138)	352,463	558,984	11,163
128,623	6,613,945	73,972	112,362	4,812,731	1,475,556	83,411

$127,572	$7,746,239	$62,298	$80,224	$5,165,194	$2,034,540	$94,574

$4,133	$—	$769	$2,981	$86,496	$32,490	$135
(10,177)	(87,677)	(2,071)	(3,403)	—	109,309	(7,016)
—	173,464	5,595	4,788	—	12,868	—
(4,111)	(1,116,859)	(12,359)	(22,396)	—	(514,295)	(4,580)

(10,155)	(1,031,072)	(8,066)	(18,030)	86,496	(359,628)	(11,461)

—	114,408	—	5,278	519,882	924,006	2,424
(19,161)	(11,106)	—	—	(1,382,978)	(23,690)	—
—	6,987	—	(111)	426	(8,525)	(17)
(405)	(92,701)	(206)	(1,051)	(249,547)	(201,398)	(505)
(22,409)	(6,732,878)	(24,957)	136,237	2,390,703	(191,618)	(12,758)
22	123	(133)	305	(605)	20	(7)

(41,953)	(6,715,167)	(25,296)	140,658	1,277,881	498,795	(10,863)

(52,108)	(7,746,239)	(33,362)	122,628	1,364,377	139,167	(22,324)
127,572	7,746,239	62,298	80,224	5,165,194	2,034,540	94,574

$75,464	$—	$28,936	$202,852	$6,529,571	$2,173,707	$72,250

B-33

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	Templeton Global Bond VIP Fund Class 2	Templeton Foreign VIP Fund Class 2	Franklin Mutual Shares VIP Fund Class 2

	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$386	$15,379
Net realized gain/(loss) from sale of investments	(2,090)	185	18,176
Reinvested realized gain distributions	—	—	—
Net change in unrealized appreciation/(depreciation) of investments	91	42	60,463

Net increase/(decrease) resulting from operations	(1,999)	613	94,018

2021 Policy Transactions
Net policy purchase payments	1,559	6,285	—
Transfers on account of death, surrenders and withdrawals	(5,088)	—	(6,040)
Transfers of policy loans	1,560	1,558	—
Transfers of cost of insurance and policy fees	(973)	(1,086)	(5,706)
Transfers between investment divisions, net	15,422	(1,597)	(103,074)
Transfers–other	(3)	(6)	2,846

Net increase/(decrease) from policy transactions	12,477	5,154	(111,974)

Total Increase/(Decrease) in Net Assets	10,478	5,767	(17,956)
Net Assets at December 31, 2020	12,792	18,429	513,025

Net Assets at December 31, 2021	$23,270	$24,196	$495,069

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$710	$5,337
Net realized gain/(loss) from sale of investments	(1,021)	(24)	31,217
Reinvested realized gain distributions	—	—	32,229
Net change in unrealized appreciation/(depreciation) of investments	(1,712)	(2,455)	(89,060)

Net increase/(decrease) resulting from operations	(2,733)	(1,769)	(20,277)

2022 Policy Transactions
Net policy purchase payments	503	4,128	—
Transfers on account of death, surrenders and withdrawals	—	—	—
Transfers of policy loans	(18)	(16)	—
Transfers of cost of insurance and policy fees	(1,523)	(1,218)	(5,166)
Transfers between investment divisions, net	33,762	252	(108,068)
Transfers–other	(43)	—	68

Net increase/(decrease) from policy transactions	32,681	3,146	(113,166)

Total Increase/(Decrease) in Net Assets	29,948	1,377	(133,443)
Net Assets at December 31, 2021	23,270	24,196	495,069

Net Assets at December 31, 2022	$53,218	$25,573	$361,626

See notes to financial statements.

B-34

Investment Options
Franklin Small Cap Value VIP Fund Class 2	Morningstar Balanced ETF Asset Allocation Portfolio Class II	Morningstar Growth ETF Asset Allocation Portfolio Class II	Morningstar Income and Growth ETF Asset Allocation Portfolio Class II	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Research Portfolio Institutional Shares

1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022

$6,569	$469	$951	$—	$12,355	$23,489	$1,441
4,521	792	3,289	4,222	88,870	177,339	12,388
17,393	1,358	2,738	1	326,030	530,508	72,397
85,647	(754)	(1,330)	(1,016)	170,108	228,546	180,781

114,130	1,865	5,648	3,207	597,363	959,882	267,007

10,214	10,825	—	—	79,263	122,668	37,658
(126,851)	(7,381)	(27,634)	—	(65,855)	(207,778)	(71,989)
—	—	—	—	(37,224)	(77,884)	(31,675)
(7,035)	(270)	(978)	(637)	(78,963)	(110,285)	(29,399)
94,467	11,630	85,023	(27,610)	182,454	176,008	—
(3,859)	1	1,175	(398)	(71)	844	20

(33,064)	14,805	57,586	(28,645)	79,604	(96,427)	(95,385)

81,066	16,670	63,234	(25,438)	676,967	863,455	171,622
371,518	1,319	39,324	25,460	3,453,459	4,104,604	1,385,796

$452,584	$17,989	$102,558	$22	$4,130,426	$4,968,059	$1,557,418

$3,730	$846	$1,503	$—	$12,913	$6,637	$8,568
(55,928)	(44)	(18,539)	(911)	67,311	103,048	4,538
70,399	2,304	3,776	1	555,226	531,946	209,850
(62,134)	(7,401)	495	(3)	(1,288,543)	(2,242,207)	(687,855)

(43,933)	(4,295)	(12,765)	(913)	(653,093)	(1,600,576)	(464,899)

2,690	—	—	—	77,069	116,367	36,906
(117,080)	—	(82,533)	—	(96,581)	(50,300)	(23,405)
—	—	—	—	(39,899)	(80,528)	(286)
(4,187)	(240)	(1,863)	(16)	(80,096)	(106,278)	(29,552)
(88,391)	34,363	51,932	973	(61,887)	(243,269)	(9,350)
(302)	(44)	(297)	(47)	7	19,644	(48)

(207,270)	34,079	(32,761)	910	(201,387)	(344,364)	(25,735)

(251,203)	29,784	(45,526)	(3)	(854,480)	(1,944,940)	(490,634)
452,584	17,989	102,558	22	4,130,426	4,968,059	1,557,418

$201,381	$47,773	$57,032	$19	$3,275,946	$3,023,119	$1,066,784

B-35

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	Janus Henderson Global Research Portfolio Institutional Shares	Janus Henderson Forty Portfolio Service Shares	Janus Henderson Research Portfolio Service Shares

	1/1/2021 to 12/31/2022	1/1/2021 to 4/29/2022	1/1/2021 to 12/31/2022

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$10,914	$2,923	$33
Net realized gain/(loss) from sale of investments	100,796	31,702	70,267
Reinvested realized gain distributions	97,912	66,019	10,385
Net change in unrealized appreciation/(depreciation) of investments	133,298	9,342	(44,735)

Net increase/(decrease) resulting from operations	342,920	109,986	35,950

2021 Policy Transactions
Net policy purchase payments	95,214	125,956	13,768
Transfers on account of death, surrenders and withdrawals	(175,424)	(4,733)	(42,755)
Transfers of policy loans	(29,517)	(600)	—
Transfers of cost of insurance and policy fees	(55,127)	(33,038)	(4,170)
Transfers between investment divisions, net	13,307	(8,441)	(231,198)
Transfers–other	38	(342)	101

Net increase/(decrease) from policy transactions	(151,509)	78,802	(264,254)

Total Increase/(Decrease) in Net Assets	191,411	188,788	(228,304)
Net Assets at December 31, 2020	1,984,579	501,846	416,011

Net Assets at December 31, 2021	$2,175,990	$690,634	$187,707

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$29,970	$—	$643
Net realized gain/(loss) from sale of investments	26,741	(31,196)	5,782
Reinvested realized gain distributions	193,242	—	20,362
Net change in unrealized appreciation/(depreciation) of investments	(673,001)	(129,508)	(74,104)

Net increase/(decrease) resulting from operations	(423,048)	(160,704)	(47,317)

2022 Policy Transactions
Net policy purchase payments	94,783	30,862	5,290
Transfers on account of death, surrenders and withdrawals	(43,660)	—	—
Transfers of policy loans	(17,150)	(4,915)	—
Transfers of cost of insurance and policy fees	(57,258)	(11,671)	(2,024)
Transfers between investment divisions, net	2,048	(544,208)	(51,982)
Transfers–other	332	2	(1,245)

Net increase/(decrease) from policy transactions	(20,905)	(529,930)	(49,961)

Total Increase/(Decrease) in Net Assets	(443,953)	(690,634)	(97,278)
Net Assets at December 31, 2021	2,175,990	690,634	187,707

Net Assets at December 31, 2022	$1,732,037	$—	$90,429

See notes to financial statements.

B-36

Investment Options
Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Global Research Portfolio Service Shares	MFS Growth Series Initial Class	MFS Investors Trust Series Initial Class	MFS New Discovery Series Initial Class

1/1/2021 to 4/29/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022	1/1/2021 to 4/29/2022	1/1/2021 to 12/31/2022

$898	$534	$258	$194	$—	$3,279	$—
5,219	56,467	2,998	497	31,933	6,049	126,247
33,873	—	190	2,533	233,433	16,490	383,078
18,472	(5,811)	526	5,375	89,402	95,812	(464,388)

58,462	51,190	3,972	8,599	354,768	121,630	44,937

95,241	14,072	—	—	40,697	11,304	90,241
(3,822)	(176,712)	(4,198)	—	(17,075)	(6,744)	(216,802)
(1,746)	—	—	—	(1,180)	1,708	1,157
(20,687)	(6,930)	(287)	(336)	(32,990)	(9,928)	(62,813)
57,832	(12,004)	14,225	(1,722)	—	633	70,635
(386)	17	1	—	797	—	21

126,432	(181,557)	9,741	(2,058)	(9,751)	(3,027)	(117,561)

184,894	(130,367)	13,713	6,541	345,017	118,603	(72,624)
300,772	295,277	4,277	49,341	1,521,299	457,975	2,418,092

$485,666	$164,910	$17,990	$55,882	$1,866,316	$576,578	$2,345,468

$—	$2,239	$452	$—	$—	$—	$—
8,673	(17,301)	(2,246)	6,206	18,425	127,296	(50,710)
—	16,127	1,361	—	164,942	—	499,855
(74,395)	(9,968)	(6,210)	(15,341)	(773,893)	(200,705)	(1,120,656)

(65,722)	(8,903)	(6,643)	(9,135)	(590,526)	(73,409)	(671,511)

25,953	2,241	—	—	43,413	3,541	90,706
—	(166,259)	—	(19,287)	(4,019)	(1,529)	(113,755)
(3,626)	—	—	—	(7,021)	(18)	(4,083)
(8,054)	(5,218)	(255)	(144)	(32,465)	(3,451)	(52,207)
(434,217)	67,640	20,328	1,007	—	(501,706)	(223,644)
—	(990)	(45)	(11)	154	(6)	10,265

(419,944)	(102,586)	20,028	(18,435)	62	(503,169)	(292,718)

(485,666)	(111,489)	13,385	(27,570)	(590,464)	(576,578)	(964,229)
485,666	164,910	17,990	55,882	1,866,316	576,578	2,345,468

$—	$53,421	$31,375	$28,312	$1,275,852	$—	$1,381,239

B-37

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	MFS Research Series Initial Class	MFS Total Return Series Initial Class	MFS Growth Series Service Class

	1/1/2021 to 4/29/2022	1/1/2021 to 12/31/2022	1/1/2021 to 4/29/2022

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$1,247	$68,816	$—
Net realized gain/(loss) from sale of investments	(1,411)	54,672	123,633
Reinvested realized gain distributions	13,066	183,295	161,240
Net change in unrealized appreciation/(depreciation) of investments	38,997	195,571	(72,239)

Net increase/(decrease) resulting from operations	51,899	502,354	212,634

2021 Policy Transactions
Net policy purchase payments	6,726	192,314	84,201
Transfers on account of death, surrenders and withdrawals	(34,629)	(187,678)	(62,290)
Transfers of policy loans	1,303	(59,304)	7,709
Transfers of cost of insurance and policy fees	(7,682)	(165,071)	(23,505)
Transfers between investment divisions, net	1,200	145,015	202,160
Transfers–other	244	563	6,851

Net increase/(decrease) from policy transactions	(32,838)	(74,161)	215,126

Total Increase/(Decrease) in Net Assets	19,061	428,193	427,760
Net Assets at December 31, 2020	231,240	3,511,309	801,026

Net Assets at December 31, 2021	$250,301	$3,939,502	$1,228,786

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$58,709	$—
Net realized gain/(loss) from sale of investments	29,709	21,803	(158,460)
Reinvested realized gain distributions	—	293,644	—
Net change in unrealized appreciation/(depreciation) of investments	(64,365)	(749,817)	(122,342)

Net increase/(decrease) resulting from operations	(34,656)	(375,661)	(280,802)

2022 Policy Transactions
Net policy purchase payments	1,074	177,136	15,722
Transfers on account of death, surrenders and withdrawals	(3,021)	(99,159)	(1,722)
Transfers of policy loans	2,292	7,411	(3,810)
Transfers of cost of insurance and policy fees	(2,631)	(178,923)	(8,073)
Transfers between investment divisions, net	(213,355)	(203,089)	(950,070)
Transfers–other	(4)	291	(31)

Net increase/(decrease) from policy transactions	(215,645)	(296,333)	(947,984)

Total Increase/(Decrease) in Net Assets	(250,301)	(671,994)	(1,228,786)
Net Assets at December 31, 2021	250,301	3,939,502	1,228,786

Net Assets at December 31, 2022	$—	$3,267,508	$—

See notes to financial statements.

B-38

Investment Options
MFS VIT II Income Series Service Class	MFS Research Series Service Class	MFS Total Return Series Service Class	MFS Investors Trust Series Service Class	MFS New Discovery Series Service Class	PIMCO Real Return Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class

1/1/2021 to 4/29/2022	1/1/2021 to 12/31/2022	1/1/2021 to 4/29/2022	1/1/2021 to 12/31/2022	1/1/2021 to 4/29/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022

$—	$1,609	$8,020	$64	$—	$7,084	$11,708
567	73,290	7,903	173	2,322	(584)	(20,962)
—	27,774	24,325	488	51,146	—	22,353
(1,004)	(15,705)	20,578	2,959	(57,162)	(4,764)	(39,522)

(437)	86,968	60,826	3,684	(3,694)	1,736	(26,423)

—	18,971	54,360	2,232	91,296	—	7,772
(3,146)	(315,967)	(373)	—	(4,121)	(3,082)	(9,154)
—	(529)	(34)	—	—	—	1,563
(170)	(8,893)	(26,426)	(499)	(22,923)	(6,327)	(11,560)
2,142	(1,484)	(17,692)	12,169	144,382	3,346	(36,161)
—	(227)	(39)	(95)	(1,613)	—	60

(1,174)	(308,129)	9,796	13,807	207,021	(6,063)	(47,480)

(1,611)	(221,161)	70,622	17,491	203,327	(4,327)	(73,903)
19,261	412,024	423,921	13,468	127,723	88,098	583,925

$17,650	$190,863	$494,543	$30,959	$331,050	$83,771	$510,022

$—	$305	$—	$103	$—	$5,655	$6,758
(2,668)	(11,186)	46,955	277	(103,746)	(799)	(41,767)
—	20,261	—	3,479	—	—	—
180	(36,440)	(85,419)	(8,987)	27,616	(15,368)	(20,456)

(2,488)	(27,060)	(38,464)	(5,128)	(76,130)	(10,512)	(55,465)

—	568	15,608	230	18,535	9,285	7,700
—	(153,130)	(7,978)	—	—	—	(73,497)
—	(473)	(780)	—	—	—	(15)
(46)	(5,738)	(8,113)	(942)	(7,646)	(6,734)	(9,047)
(15,114)	(2,978)	(454,850)	—	(265,809)	8,004	(186,543)
(2)	(1,747)	34	—	—	(38)	100

(15,162)	(163,498)	(456,079)	(712)	(254,920)	10,517	(261,302)

(17,650)	(190,558)	(494,543)	(5,840)	(331,050)	5	(316,767)
17,650	190,863	494,543	30,959	331,050	83,771	510,022

$—	$305	$—	$25,119	$—	$83,776	$193,255

B-39

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	ClearBridge Variable Appreciation Portfolio Class II	ClearBridge Variable Mid Cap Portfolio Class II

	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022

2021 Increase/(Decrease) from Operations
Net investment income/(expense)	$54	$3
Net realized gain/(loss) from sale of investments	7,318	57
Reinvested realized gain distributions	520	1,346
Net change in unrealized appreciation/(depreciation) of investments	(5,472)	1,330

Net increase/(decrease) resulting from operations	2,420	2,736

2021 Policy Transactions
Net policy purchase payments	—	—
Transfers on account of death, surrenders and withdrawals	—	—
Transfers of policy loans	—	—
Transfers of cost of insurance and policy fees	(181)	(144)
Transfers between investment divisions, net	(78,274)	—
Transfers–other	—	—

Net increase/(decrease) from policy transactions	(78,455)	(144)

Total Increase/(Decrease) in Net Assets	(76,035)	2,592
Net Assets at December 31, 2020	108,757	9,686

Net Assets at December 31, 2021	$32,722	$12,278

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$373	$19
Net realized gain/(loss) from sale of investments	(629)	65
Reinvested realized gain distributions	2,284	1,227
Net change in unrealized appreciation/(depreciation) of investments	(8,426)	(7,012)

Net increase/(decrease) resulting from operations	(6,398)	(5,701)

2022 Policy Transactions
Net policy purchase payments	—	—
Transfers on account of death, surrenders and withdrawals	—	—
Transfers of policy loans	—	—
Transfers of cost of insurance and policy fees	(569)	(297)
Transfers between investment divisions, net	17,006	12,006
Transfers–other	(49)	(70)

Net increase/(decrease) from policy transactions	16,388	11,639

Total Increase/(Decrease) in Net Assets	9,990	5,938
Net Assets at December 31, 2021	32,722	12,278

Net Assets at December 31, 2022	$42,712	$18,216

See notes to financial statements.

B-40

Investment Options
ClearBridge Variable Small Cap Growth Portfolio Class II	Columbia Variable Portfolio- Small Cap Value Fund Class 2	Putnam VT Multi Cap Fund Core-IB	Pioneer Equity Income VCT Portfolio Class II

1/1/2021 to 4/29/2022	1/1/2021 to 4/29/2022	1/1/2021 to 12/31/2022	1/1/2021 to 12/31/2022

$—	$248	$82	$664
83,484	87	190	(7,757)
30,571	—	1,088	—
(73,855)	8,827	2,144	19,141

40,200	9,162	3,504	12,048

7,014	11,012	4,438	11,170
—	—	—	(2,062)
6,986	(689)	—	(963)
(1,859)	(4,800)	(1,367)	(3,287)
(176,958)	25,310	—	(9,578)
900	(355)	2	2

(163,917)	30,478	3,073	(4,718)

(123,717)	39,640	6,577	7,330
351,344	31,632	10,444	54,050

$227,627	$71,272	$17,021	$61,380

$—	$—	$159	$1,102
(47,833)	3,384	(2,861)	114
—	—	4,205	7,778
(12,662)	(10,513)	(5,397)	(13,671)

(60,495)	(7,129)	(3,894)	(4,677)

190	6,107	14,606	26,822
—	—	(11,547)	—
—	—	—	(515)
(461)	(3,390)	(3,298)	(5,291)
(166,699)	(66,865)	9,175	(3)
(162)	5	—	—

(167,132)	(64,143)	8,936	21,013

(227,627)	(71,272)	5,042	16,336
227,627	71,272	17,021	61,380

$—	$—	$22,063	$77,716

B-41

THE GUARDIAN SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS (December 31, 2022)

NOTE 1 — ORGANIZATION

The Guardian Separate Account N (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by The Guardian Insurance & Annuity Company, Inc. (GIAC) on September 23, 1999, and commenced operations on July 20, 2000. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the survivorship variable universal life, individual variable universal life and flexible premium variable life insurance policies offered through the Account. GIAC provides for variable accumulations and benefits under the policies by crediting the net premium payments or policy loan repayments to one or more investment divisions established within the Account or to the Fixed Rate Option (FRO), as selected by the policyowner. Amounts allocated to the FRO are maintained by GIAC in its general account. The policyowner may transfer his or her policy value among the various investment options based on the selected policy within the Account, or the FRO. However, a policyowner may only invest in up to twenty investment options, including the FRO, at any time. Policyowners may also choose to invest all or a portion of their net premiums or policy account value in the indexed option for the Flexible Solutions VUL III and Flexible Solutions VUL (2018) contracts, which is maintained by GIAC in its general account.

The seventy-three investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

Guardian Integrated Research VIP Fund

Guardian Large Cap Disciplined Growth VIP Fund

Guardian Total Return Bond VIP Fund

Guardian Small Cap Core VIP Fund

Guardian All Cap Core VIP Fund

Guardian Select Mid Cap Core VIP Fund

Guardian Small Mid Cap Core VIP Fund

Guardian Strategic Large Cap Core VIP Fund

Guardian Core Fixed Income VIP Fund

Guardian Short Duration Bond VIP Fund

Guardian Balanced Allocation VIP Fund

Guardian Equity Income VIP Fund

Victory RS Large Cap Alpha VIP Series

Victory 500 Index VIP Series

Victory High Yield VIP Series

Victory RS International VIP Series

Victory Sophus Emerging Markets VIP Series

Victory RS Small Cap Growth Equity VIP Series

Gabelli Capital Asset Fund

Invesco V.I. American Franchise Fund Series I

Invesco V.I. Equity and Income Fund Series I

Invesco V.I. Core Equity Fund Series II

Invesco V.I. Government Securities Fund Series II

Invesco V.I. Main Street Mid Cap Fund Series II

Invesco V.I Equity and Income Fund Series II

Invesco V.I. American Franchise Fund Series II

Invesco V.I. Global Fund Series II

Alger Capital Appreciation Portfolio Class S

AB Sustainable Global Thematic Portfolio
(formerly AB VPS Global Thematic Growth Portfolio Class B)

American Century VP Capital Appreciation Fund Class I

American Century VP Mid Cap Value Fund Class I

BlackRock Global Allocation V.I. Fund Class III

Davis Financial Portfolio

Davis Real Estate Portfolio

LVIP Delaware VIP Limited-Term Diversified Income Fund Service Class

LVIP Delaware Diversified Income Fund Service Class

Delaware VIP Emerging Markets Series Service Class

Delaware Ivy VIP Small Cap Growth Class II

Delaware Ivy VIP Mid Cap Growth Class II

Allspring VT International Equity Fund

Fidelity VIP Equity-Income Portfolio Service Class 2

Fidelity VIP High Income Portfolio Service Class 2

Fidelity VIP Freedom 2020 Portfolio Service Class 2

Fidelity VIP Freedom 2030 Portfolio Service Class 2

Fidelity VIP Government Money Market Portfolio Service Class 2

Fidelity VIP Index 500 Portfolio Initial Class

Templeton Growth VIP Fund Class 2

Templeton Global Bond VIP Fund Class 2

Templeton Foreign VIP Fund Class 2

Franklin Mutual Shares VIP Fund Class 2

Franklin Small Cap Value VIP Fund Class 2

Morningstar Balanced ETF Asset Allocation Portfolio Class II

Morningstar Growth ETF Asset Allocation Portfolio Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio Class II

Janus Henderson Enterprise Portfolio Institutional Shares

Janus Henderson Forty Portfolio Institutional Shares

Janus Henderson Research Portfolio Institutional Shares

Janus Henderson Global Research Portfolio Institutional Shares

Janus Henderson Research Portfolio Service Shares

Janus Henderson Mid Cap Value Portfolio Service Shares

Janus Henderson Balanced Portfolio Service Shares

Janus Henderson Global Research Portfolio Service Shares

MFS® Growth Series Initial Class

MFS® New Discovery Series Initial Class

MFS® Total Return Series Initial Class

MFS® Research Series Service Class

B-42

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

MFS® Investors Trust Series Service Class PIMCO Real Return Portfolio Advisor Class PIMCO Total Return Portfolio Advisor Class ClearBridge Variable Appreciation Portfolio Class II	ClearBridge Variable Mid Cap Portfolio Class II Putnam VT Multi-Cap Core Fund Class IB Pioneer Equity Income VCT Portfolio Class II

The below funds were part of a fund substitution and were no longer available as an investment option under this contract in 2022:

Existing Fund	Replacement Fund	Date
Victory INCORE Low Duration Bond VIP Series	Guardian Short Duration Bond VIP Fund	April 29, 2022
Victory INCORE Investment Quality Bond VIP Series	Guardian Core Fixed Income VIP Fund	April 29, 2022
Value Line Centurion Fund	Guardian All Cap Core VIP Fund	April 29, 2022
Value Line Strategic Asset Management Trust	Guardian Balanced Allocation VIP Fund	April 29, 2022
Invesco V.I. Core Equity Fund Series I	Guardian Equity Income VIP Fund	April 29, 2022
Invesco V.I. Growth and Income Fund Series II	Guardian Integrated Research VIP Fund	April 29, 2022
AB VPS Growth and Income Portfolio Class B	Guardian Strategic Large Cap Core VIP Fund	April 29, 2022
AB VPS Large Cap Growth Portfolio Class B	Guardian Large Cap Disciplined Growth VIP Fund	April 29, 2022
American Century VP Mid Cap Value Fund Class II	Guardian Select Mid Cap Core VIP Fund	April 29, 2022
Davis Value Portfolio	Guardian Equity Income VIP Fund	April 29, 2022
Fidelity VIP Contrafund® Portfolio Service Class	Guardian Equity Income VIP Fund	April 29, 2022
Fidelity VIP Growth Opportunities Portfolio Service Class 2	Guardian Integrated Research VIP Fund	April 29, 2022
Fidelity VIP Mid Cap Portfolio Service Class 2	Guardian Select Mid Cap Core VIP Fund	April 29, 2022
Janus Henderson Forty Portfolio Service Shares	Guardian Large Cap Disciplined Growth VIP Fund	April 29, 2022
Janus Henderson Enterprise Portfolio Service Shares	Guardian Select Mid Cap Core VIP Fund	April 29, 2022
MFS® Investors Trust Series Initial Class	Guardian Equity Income VIP Fund	April 29, 2022
MFS® Research Series Initial Class	Guardian Equity Income VIP Fund	April 29, 2022
MFS® Growth Series Service Class	Guardian Large Cap Disciplined Growth VIP Fund	April 29, 2022
MFS® VIT II Income Portfolio Series Service Class	Guardian Total Return Bond VIP Fund	April 29, 2022
MFS® Total Return Series Service Class	Guardian Balanced Allocation VIP Fund	April 29, 2022
MFS® New Discovery Series Service Class	Guardian Small Cap Core VIP Fund	April 29, 2022
ClearBridge Variable Small Cap Growth Portfolio Class II	Guardian Small Cap Core VIP Fund	April 29, 2022
Columbia Variable Portfolio–Small Cap Value Fund Class 2	Guardian Small-Mid Cap Core VIP Fund	April 29, 2022

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make benefit payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets may not be less than the amount required under state insurance laws to provide for death benefits (without regard to the minimum death benefit guarantee, guaranteed minimum income benefit or guaranteed minimum withdrawal benefit) and other policy benefits. Assets and related liabilities are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

B-43

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

(a)	Net proceeds of payments made by policyowners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2022, there were no transfers into or out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little, or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2022, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2022, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $94,862,476.

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2022, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

B-44

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

There were no financial instrument liabilities held by the Account as of December 31, 2022, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

The mortality charge for Variable Universal Life Insurance policies is based on the 1980/2001/2017 Commissioners’ Standard Ordinary Mortality Table published by the National Association of Insurance Commissioners. The assumed investment return is 3.0% - 4.0%.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the policies. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies. The Tax Cuts and Jobs Act, which was enacted into law on December 22, 2017, does not contain any provisions which would impact the status of this policy.

Under the provisions of Section 817(h) of the IRC, a variable life policy will not be treated as a life policy for federal tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022, were as follows:

	Purchases	Sales
Guardian Integrated Research VIP Fund	$2,332,656	$219,814
Guardian Large Cap Disciplined Growth VIP Fund	2,983,020	162,127
Guardian Total Return Bond VIP Fund	80,402	18,323
Guardian Small Cap Core VIP Fund	454,364	26,684
Guardian All Cap Core VIP Fund	717,070	7,530
Guardian Select Mid Cap Core VIP Fund	7,346,563	708,315
Guardian Small Mid Cap Core VIP Fund	99,681	4,350
Guardian Strategic Large Cap Core VIP Fund	1,397,214	39,266
Guardian Core Fixed Income VIP Fund	2,224,453	96,977
Guardian Short Duration Bond VIP Fund	968,956	75,540
Guardian Balanced Allocation VIP Fund	2,817,014	540,265

B-45

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

	Purchases	Sales
Guardian Equity Income VIP Fund	$14,123,430	$1,979,432
Victory RS Large Cap Alpha VIP Series	1,659,834	483,108
Victory 500 Index VIP Series	3,108,482	1,891,857
Victory High Yield VIP Series	105,188	37,786
Victory INCORE Low Duration Bond VIP Series	104,500	961,031
Victory INCORE Investment Quality Bond VIP Series	100,819	2,190,191
Victory RS International VIP Series	588,953	109,411
Victory Sophus Emerging Markets VIP Series	799,988	255,173
Victory RS Small Cap Growth Equity VIP Series	1,306,509	625,552
Gabelli Capital Asset Fund	362,754	263,712
Value Line Centurion Fund	539,029	710,995
Value Line Strategic Asset Management Trust	1,558,494	2,251,017
Invesco V.I. American Franchise Fund Series I	210,700	52,099
Invesco V.I. Equity and Income Fund Series I	58,916	22,964
Invesco V.I. Core Equity Fund Series I	16,106	757,688
Invesco V.I. Core Equity Fund Series II	30,281	15,159
Invesco V.I. Government Securities Fund Series II	49,671	152,676
Invesco V.I. Main Street Mid Cap Fund Series II	34,791	29,552
Invesco V.I. Equity and Income Fund Series II	2,633	592
Invesco V.I. Growth and Income Fund Series II	456	266,461
Invesco V.I. American Franchise Fund Series II	3,562	14,794
Invesco V.I. Global Fund Series II	113,976	120,428
Alger Capital Appreciation Portfolio Class S	86,861	161,407
AB VPS Growth and Income Portfolio Class B	45,570	1,371,377
AB VPS Large Cap Growth Portfolio Class B	91,065	1,240,883
AB Sustainable Global Thematic Portfolio Class B (formerly AB VPS Global Thematic Growth Portfolio Class B)	84,624	80,671
American Century VP Capital Appreciation Fund Class I	54,279	13,084
American Century VP Mid Cap Value Fund Class I	40,508	279,999
American Century VP Mid Cap Value Fund Class II	15,892	85,049
BlackRock Global Allocation V.I. Fund Class III	20,692	200,450
Davis Financial Portfolio	189,719	126,337
Davis Real Estate Portfolio	513,726	368,937
Davis Value Portfolio	68,500	4,428,124
LVIP Delaware VIP Limited-Term Diversified Income Fund Serivce Class	249,450	6,522
LVIP Delaware Diversified Income Fund Service Class	19,427	18,438
Delaware VIP Emerging Markets Series Service Class	101,170	122,940
Delaware Ivy VIP Small Cap Growth Class II	17,215	45,960
Delaware Ivy VIP Mid Cap Growth Class II	85,275	11,107
Allspring VT Internation Equity Fund	—	—
Fidelity VIP Contrafund Portfolio Service Class 2	206,053	8,339,488
Fidelity VIP Equity-Income Portfolio Service Class 2	192,587	184,026
Fidelity VIP Growth Opportunities Portfolio Service Class 2	407,442	2,035,977
Fidelity VIP High Income Portfolio Service Class 2	67,729	105,548
Fidelity VIP Mid Cap Portfolio Service Class 2	254,951	6,796,654
Fidelity VIP Freedom 2020 Portfolio Service Class 2	8,193	27,125
Fidelity VIP Freedom 2030 Portfolio Service Class 2	199,532	51,104
Fidelity VIP Government Money Market Portfolio Service Class 2	3,320,422	1,956,045
Fidelity VIP Index 500 Portfolio Initial Class	916,614	372,460
Templeton Growth VIP Fund Class 2	6,598	17,326
Templeton Global Bond VIP Fund Class 2	54,109	21,428
Templeton Foreign VIP Fund Class 2	4,703	847
Franklin Mutual Shares VIP Fund Class 2	141,643	217,243
Franklin Small Cap Value VIP Fund Class 2	81,969	215,110
Morningstar Balanced ETF Asset Allocation Portfolio Class II	37,468	240
Morningstar Growth ETF Asset Allocation Portfolio Class II	66,973	94,455

B-46

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

	Purchases	Sales
Morningstar Income and Growth ETF Asset Allocation Portfolio Class II	$17,743	$16,832
Janus Henderson Enterprise Portfolio Institutional Shares	626,422	259,669
Janus Henderson Forty Portfolio Institutional Shares	625,386	431,166
Janus Henderson Research Portfolio Institutional Shares	251,612	58,929
Janus Henderson Global Research Portfolio Institutional Shares	312,839	110,531
Janus Henderson Forty Portfolio Service Shares	57,120	587,050
Janus Henderson Research Portfolio Service Shares	26,554	54,418
Janus Henderson Enterprise Portfolio Service Shares	31,244	451,187
Janus Henderson Mid Cap Value Portfolio Service Shares	132,336	216,556
Janus Henderson Balanced Portfolio Service Shares	37,529	15,688
Janus Henderson Global Research Portfolio Service Shares	47,385	65,820
MFS Growth Series Initial Class	206,044	41,039
MFS Investors Trust Series Initial Class	3,493	506,662
MFS New Discovery Series Initial Class	587,449	380,311
MFS Research Series Initial Class	3,716	219,361
MFS Total Return Series Initial Class	515,134	459,115
MFS Growth Series Service Class	24,068	972,053
MFS VIT II Income Portfolio Series Service Class	16,396	31,558
MFS Research Series Service Class	53,928	196,860
MFS Total Return Series Service Class	15,198	471,278
MFS Investors Trust Series Service Class	3,812	942
MFS New Discovery Series Service Class	15,200	270,121
PIMCO Real Return Portfolio Advisor Class	22,886	6,714
PIMCO Total Return Portfolio Advisor Class	74,557	329,100
ClearBridge Variable Appreciation Portfolio Class II	35,991	16,947
ClearBridge Variable Mid Cap Core Portfolio Class II	13,182	297
ClearBridge Variable Small Cap Growth Portfolio Class II	16,070	183,202
Columbia Variable Portfolio–Small Cap Value Fund Class 2	27,563	91,705
Putnam VT Multi Cap Core Fund Class IB	26,655	13,355
Pioneer Equity Income VCT Portfolio Class II	34,678	4,786

Total	$57,813,610	$50,550,482

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

Under the terms of the policy, GIAC deducts certain charges from the policy account value. These contractual charges are deducted by redeeming units of the investment divisions and consist of:

a)	Mortality and expense risk charges are as follows:

•	For Park Avenue Millenneium Series, GIAC deducts at a current annual rate of .60% of the net assets of the separate account through the twelfth policy year. Starting in the thirteenth policy year, GIAC deducts at a current annual rate of .40% up to account value breakpoint and .20% on the amount of net assets in excess of the breakpoint.

•	For Flexible Solutions Series, GIAC deducts at a current annual rate of .60% of the net assets of the separate account through the tenth policy year. Starting in the eleventh policy year, GIAC deducts at a current annual rate of .20% up to the account value breakpoint and .00% on the net amount of assets in excess of the breakpoint.

•	For Flexible Solution—Gold Series, GIAC deducts at a current annual rate of .50% of the net assets of the separate account through the tenth policy year. Starting in the eleventh policy year, GIAC deducts at a current annual rate of .10% up to the account value breakpoint and .00% on the net amount of assets in excess of the breakpoint.

•	For Executive Benefits, there is no current annual deduction of the net assets of the separate account. GIAC guarantees this charge never to exceed an annual rate of .25% of the account value.

B-47

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

•	For Flexible Solutions VUL III, there is no current annual deduction of the net assets of the separate account. GIAC guarantees this charge never to exceed an annual rate of .25% of the account value.

•	For Flexible Solutions VUL (2018), there is no current annual deduction of the net assets of the separate account. GIAC guarantees this charge never to exceed an annual rate of .25% of the account value.

The breakpoint is defined as $100,000 less any policy account value allocated to the fixed rate option, but not less than zero.

b)	Policy and administrative fees, which vary with the basic sum, face amount, age, sex and rating class.

c)	A monthly charge for the cost of life insurance, based on age, sex, duration and rating class, is deducted as compensation for the anticipated cost of paying death benefits.

d)	For Flexible Solutions VUL III, GIAC deducts a monthly indexed account charge at a current annual rate of .45% of the policy value in the indexed account, which is the obligation of GIAC’s general account. GIAC guarantees this charge never to exceed an annual rate of .70% of the indexed account value.

e)	For Flexible Solutions VUL (2018), GIAC deducts a monthly indexed account charge at a current annual rate of .45% of the policy value in the indexed account, which is the obligation of GIAC’s general account. GIAC guarantees this charge never to exceed an annual rate of 1.00% of the indexed account value.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

For the years ended December 31, 2022, and 2021, contractual charges amounted to $3,942,278 and $3,745,741, respectively, and represent the aggregate fair value of the units at the redemption date, which are reflected in “Transfer of cost of insurance and policy fees” in the Statement of Changes in Net Assets.

Under current laws, GIAC may incur state and local taxes in several states. At present, these taxes are not significant. In the event of a material change in applicable state or local tax laws, GIAC reserves the right to charge the Account for such taxes, if any, which are attributable to the Account.

Under an investment sub-advisory agreement between Victory Capital Management, Inc. and Park Avenue Institutional Advisors LLC (“PAIA”), a wholly-owned subsidiary of Guardian Investor Services, LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series, Victory Capital pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

PAIA provides day to day investment management services to the following new proprietary third-party sub-advised Guardian Variable Product Trust Funds:

• Guardian Integrated Research VIP Fund	• Guardian Small Mid Cap Core VIP Fund
• Guardian Large Cap Disciplined Growth VIP Fund	• Guardian Strategic Large Cap Core VIP Fund
• Guardian Total Return Bond VIP Fund	• Guardian Core Fixed Income VIP Fund
• Guardian Small Cap Core VIP Fund	• Guardian Short Duration Bond VI Fund
• Guardian All Cap Core VIP Fund	• Guardian Balanced Allocation VIP Fund
• Guardian Select Mid Cap Core VIP Fund	• Guardian Equity Income VIP Fund

GIAC has administrative service fee agreements with Victory Capital Management Inc., Gabelli Capital Asset Fund, Invesco Advisers, Inc., AllianceBernstein, L.P., ALPS Advisors, Inc., American Century Investment Management, Inc., BlackRock Advisors, LLC, Davis Selected Advisers, LP, Delaware Management Company, Fidelity Management & Research Company, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Fred Alger Management, Inc., Janus Henderson Group PLC, Massachusetts Financial Services Company, PIMCO, Templeton Investment Counsel, LLC, Templeton Global Advisors Limited, LLC, Legg Mason Partners Fund Advisor, LLC, All Spring Global Investment, Amundi Pioneer Investment Management, Inc., and Putnam Investment Management, LLC, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets. These fees are borne and paid to GIAC by investment advisers, and therefore, are not recorded in the financial statements of the Fund.

B-48

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2022 and 2021, were as follows:

	2022			2021
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Guardian Integrated Research VIP Fund	243,463	24,810	218,653	—	—	—
Guardian Large Cap Disciplined Growth VIP Fund	334,480	39,726	294,754	—	—	—
Guardian Total Return Bond VIP Fund	8,316	1,943	6,373	—	—	—
Guardian Small Cap Core VIP Fund	52,064	8,332	43,731	—	—	—
Guardian All Cap Core VIP Fund	74,687	947	73,740	—	—	—
Guardian Select Mid Cap Core VIP Fund	773,640	94,029	679,611	—	—	—
Guardian Small Mid Cap Core VIP Fund	10,515	647	9,868	—	—	—
Guardian Strategic Large Cap Core VIP Fund	147,445	7,007	140,438	—	—	—
Guardian Core Fixed Income VIP Fund	224,323	11,643	212,681	—	—	—
Guardian Short Duration Bond VIP Fund	98,416	9,108	89,308	—	—	—
Guardian Balanced Allocation VIP Fund	287,188	60,865	226,323	—	—	—
Guardian Equity Income VIP Fund	1,422,706	203,679	1,219,027	—	—	—
Victory RS Large Cap Alpha VIP Series	18,072	22,863	(4,791)	22,713	30,586	(7,873)
Victory 500 Index VIP Series	32,525	51,045	(18,520)	82,930	76,770	6,160
Victory High Yield VIP Series	2,411	1,391	1,019	1,486	4,002	(2,516)
Victory INCORE Low Duration Bond VIP Series	6,739	63,193	(56,454)	13,717	8,345	5,372
Victory INCORE Investment Quality Bond VIP Series	2,037	84,759	(82,723)	6,800	9,427	(2,627)
Victory RS International VIP Series	14,909	6,039	8,870	14,819	8,319	6,500
Victory Sophus Emerging Markets VIP Series	7,815	6,939	876	7,854	9,080	(1,226)
Victory RS Small Cap Growth Equity VIP Series	7,988	14,338	(6,350)	11,229	16,468	(5,239)
Gabelli Capital Asset Fund	3,063	5,946	(2,883)	4,914	5,143	(229)
Value Line Centurion Fund	172	25,819	(25,648)	646	696	(49)
Value Line Strategic Asset Management Trust	1,017	56,254	(55,237)	2,160	4,616	(2,456)
Invesco V.I. American Franchise Fund Series I	1,072	2,278	(1,206)	1,026	5,753	(4,728)
Invesco V.I. Equity and Income Fund Series I	1,140	1,406	(266)	1,202	4,104	(2,902)
Invesco V.I. Core Equity Fund Series I	1,105	32,309	(31,203)	2,494	4,192	(1,698)
Invesco V.I. Core Equity Fund Series II	883	548	335	2,341	4,177	(1,837)
Invesco V.I. Government Securities Fund Series II	3,944	11,623	(7,678)	1,510	56,406	(54,896)
Invesco V.I. Main Street Mid Cap Fund Series II	747	1,488	(742)	3,568	6,391	(2,823)
Invesco V.I. Equity and Income Fund Series II	91	60	31	74	53	22
Invesco V.I. Growth and Income Fund Series II	14	8,705	(8,691)	2,949	2,049	900
Invesco V.I. American Franchise Fund Series II	25	451	(426)	540	62	478
Invesco V.I. Global Fund Series II	1,788	3,604	(1,816)	5,230	3,103	2,126
Alger Capital Appreciation Portfolio Class S	1,584	3,458	(1,874)	661	2,779	(2,118)
AB VPS Growth and Income Portfolio Class B	1,727	34,113	(32,386)	4,420	3,718	703
AB VPS Large Cap Growth Portfolio Class B	2,982	21,965	(18,983)	5,305	4,238	1,067
AB Sustainable Global Thematic Portfolio Class B (formerly AB VPS Global Thematic Growth Portfolio Class B)	1,775	2,737	(962)	1,677	6,305	(4,628)
American Century VP Capital Appreciation Fund Class I	1,392	394	999	1,175	5,133	(3,958)
American Century VP Mid Cap Value Fund Class I	392	7,379	(6,987)	8,095	11,764	(3,669)
American Century VP Mid Cap Value Fund Class II	194	3,585	(3,391)	535	2,130	(1,595)
BlackRock Global Allocation V.I. Fund Class III	932	9,676	(8,744)	3,558	6,166	(2,608)
Davis Financial Portfolio	4,041	3,528	513	1,692	4,617	(2,925)
Davis Real Estate Portfolio	6,334	7,583	(1,249)	12,678	7,228	5,450
Davis Value Portfolio	1,828	128,736	(126,908)	7,245	7,566	(321)
LVIP Delaware VIP Limited-Term Diversified Income Fund Serivce Class	16,871	475	16,396	1,217	1,610	(394)

B-49

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

	2022			2021
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
LVIP Delaware Diversified Income Fund Service Class	1,002	1,031	(29)	12,700	32,223	(19,523)
Delaware VIP Emerging Markets Series Service Class	7,965	9,977	(2,012)	5,564	9,145	(3,582)
Delaware Ivy VIP Small Cap Growth Class II	86	1,468	(1,382)	3,062	2,534	529
Delaware Ivy VIP Mid Cap Growth Class II	1,372	639	733	3,922	1,931	1,991
Allspring VT Internation Equity Fund	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio Service Class 2	3,088	155,947	(152,859)	13,703	21,851	(8,148)
Fidelity VIP Equity-Income Portfolio Service Class 2	2,893	4,851	(1,958)	1,996	2,990	(993)
Fidelity VIP Growth Opportunities Portfolio Service Class 2	2,872	42,193	(39,321)	5,852	4,673	1,179
Fidelity VIP High Income Portfolio Service Class 2	3,306	5,267	(1,961)	2,852	3,158	(306)
Fidelity VIP Mid Cap Portfolio Service Class 2	3,001	96,501	(93,499)	11,602	18,138	(6,536)
Fidelity VIP Freedom 2020 Portfolio Service Class 2	80	1,212	(1,132)	—	753	(753)
Fidelity VIP Freedom 2030 Portfolio Service Class 2	10,431	4,473	5,958	1,183	2,839	(1,656)
Fidelity VIP Government Money Market Portfolio Service Class 2	263,988	166,163	97,826	183,918	157,059	26,858
Fidelity VIP Index 500 Portfolio Initial Class	33,719	15,136	18,583	33,863	29,768	4,095
Templeton Growth VIP Fund Class 2	650	1,347	(697)	1,358	976	382
Templeton Global Bond VIP Fund Class 2	5,127	2,459	2,668	3,851	2,944	907
Templeton Foreign VIP Fund Class 2	804	505	299	654	224	430
Franklin Mutual Shares VIP Fund Class 2	4,211	7,916	(3,704)	9,480	13,606	(4,126)
Franklin Small Cap Value VIP Fund Class 2	316	7,116	(6,800)	14,989	15,381	(392)
Morningstar Balanced ETF Asset Allocation Portfolio Class II	1,535	12	1,523	1,984	1,301	683
Morningstar Growth ETF Asset Allocation Portfolio Class II	2,456	3,753	(1,297)	10,321	8,299	2,022
Morningstar Income and Growth ETF Asset Allocation Portfolio Class II	913	913	—	6,562	7,943	(1,381)
Janus Henderson Enterprise Portfolio Institutional Shares	2,457	8,788	(6,331)	8,824	6,225	2,599
Janus Henderson Forty Portfolio Institutional Shares	7,471	13,567	(6,096)	7,308	8,420	(1,113)
Janus Henderson Research Portfolio Institutional Shares	1,306	2,267	(961)	1,180	4,134	(2,954)
Janus Henderson Global Research Portfolio Institutional Shares	5,895	7,062	(1,167)	5,901	13,208	(7,307)
Janus Henderson Forty Portfolio Service Shares	1,279	13,971	(12,692)	4,351	2,966	1,385
Janus Henderson Research Portfolio Service Shares	154	1,324	(1,170)	1,149	7,564	(6,414)
Janus Henderson Enterprise Portfolio Service Shares	739	10,219	(9,480)	3,213	576	2,638
Janus Henderson Mid Cap Value Portfolio Service Shares	4,242	8,053	(3,811)	7,047	13,658	(6,610)
Janus Henderson Balanced Portfolio Service Shares	433	212	221	435	288	147
Janus Henderson Global Research Portfolio Service Shares	1,755	2,385	(630)	7	75	(68)
MFS Growth Series Initial Class	1,419	1,421	(2)	1,266	1,560	(294)
MFS Investors Trust Series Initial Class	93	12,644	(12,551)	355	447	(91)
MFS New Discovery Series Initial Class	4,618	11,247	(6,629)	3,919	5,951	(2,032)
MFS Research Series Initial Class	327	6,266	(5,939)	249	1,158	(909)

B-50

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

	2022			2021
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
MFS Total Return Series Initial Class	5,559	13,280	(7,721)	10,424	12,023	(1,599)
MFS Growth Series Service Class	2,750	22,853	(20,103)	10,270	6,317	3,953
MFS VIT II Income Portfolio Series Service Class	885	1,797	(912)	965	1,049	(84)
MFS Research Series Service Class	938	5,269	(4,330)	742	8,064	(7,322)
MFS Total Return Series Service Class	2,391	21,080	(18,689)	3,180	2,727	453
MFS Investors Trust Series Service Class	8	37	(28)	488	17	470
MFS New Discovery Series Service Class	734	11,592	(10,858)	7,468	865	6,603
PIMCO Real Return Portfolio Advisor Class	1,114	435	679	69,392	69,937	(545)
PIMCO Total Return Portfolio Advisor Class	5,217	23,114	(17,897)	89,427	93,580	(4,152)
ClearBridge Variable Appreciation Portfolio Class II	426	234	192	214	1,420	(1,206)
ClearBridge Variable Mid Cap Core Portfolio Class II	265	8	257	—	4	(4)
ClearBridge Variable Small Cap Growth Portfolio Class II	1,302	4,417	(3,115)	1,136	3,420	(2,285)
Columbia Variable Portfolio- Small Cap Value Fund Class 2	1,266	4,302	(3,036)	1,540	241	1,300
Putnam VT Multi Cap Core Fund Class IB	1,054	694	359	189	58	131
Pioneer Equity Income VCT Portfolio Class II	1,226	271	955	534	798	(264)

NOTE 6 — FINANCIAL HIGHLIGHTS

GIAC sells a number of variable life insurance policy products that are funded by the Account. These products have unique combinations of features and fees that are charged against the policyholder’s account balance. The differences in the fee structures result in a same unit values, expense ratios and total returns since fee charges are made directly to policy owners’ accounts through redemption of units.

In 2010, the Account elected to present in the Financial Highlights appearing in Note 6 based on the aggregate product basis for each of the Account’s investment options, rather than separate information for each product level as reported in prior periods as permitted by AICPA Statement of Position 03-5. The Account similarly elected to report aggregate period-end units outstanding, unit value and net assets for each investment option in the Statements of Assets and Liabilities and the Financial Highlights Notes herein. Prior-period financial highlights apprearing in Note 6 have been retrospectively adjusted conforming to the current period presentation.

The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to policyholders’ accounts through redemption of units:

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Guardian Integrated Research VIP Fund(7)
2022	218,653	$8.94	$1,955,173	—	0.00%	-10.58%

Guardian Large Cap Disciplined Growth VIP Fund(7)
2022	294,754	$8.25	$2,431,536	—	0.00%	-17.51%

Guardian Total Return Bond VIP Fund(7)
2022	6,373	$9.32	$59,366	—	0.00%	-6.85%

Guardian Small Cap Core VIP Fund(7)
2022	43,731	$8.73	$381,617	—	0.00%	-12.74%

Guardian All Cap Core VIP Fund(7)
2022	73,740	$9.16	$675,156	—	0.00%	-8.44%

Guardian Select Mid Cap Core VIP Fund(7)
2022	679,611	$9.17	$6,233,971	—	0.00%	-8.27%

B-51

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Guardian Small Mid Cap Core VIP Fund(7)
2022	9,868	$9.39	$92,677	—	0.00%	-6.09%

Guardian Strategic Large Cap Core VIP Fund(7)
2022	140,438	$9.65	$1,354,741	—	0.00%	-3.53%

Guardian Core Fixed Income VIP Fund(7)
2022	212,681	$9.61	$2,043,861	—	0.00%	-3.90%

Guardian Short Duration Bond VIP Fund(7)
2022	89,308	$9.77	$872,541	—	0.00%	-2.30%

Guardian Balanced Allocation VIP Fund(7)
2022	226,323	$9.46	$2,141,019	—	0.00%	-5.40%

Guardian Equity Income VIP Fund(7)
2022	1,219,027	$10.26	$12,507,215	—	0.00%	2.60%

Victory RS Large Cap Alpha VIP Series
2022	235,343	$27.29	$6,422,843	—	1.40%	-4.33%
2021	240,134	28.53	6,850,487	—	1.13%	23.49%
2020	248,007	23.10	5,729,247	—	1.38%	-0.44%
2019	261,461	23.20	6,067,012	—	0.98%	31.16%
2018	294,269	17.69	5,206,075	—	0.04%	-9.00%

Victory 500 Index VIP Series
2022	332,877	$37.82	$12,589,921	—	1.23%	-19.36%
2021	351,397	46.90	16,480,105	—	1.34%	27.43%
2020	345,237	36.80	12,705,897	—	2.06%	20.13%
2019	395,859	30.64	12,127,493	—	1.98%	31.04%
2018	385,022	23.38	9,001,138	—	0.12%	-4.65%

Victory High Yield VIP Series
2022	12,501	$31.91	$398,903	—	7.17%	-13.55%
2021	11,482	36.91	423,823	—	5.59%	5.85%
2020	13,998	34.87	488,114	—	7.29%	7.92%
2019	13,920	32.31	449,742	—	7.78%	15.89%
2018	12,995	27.88	362,300	—	0.50%	0.29%

Victory INCORE Low Duration Bond VIP Series(8)
2022	—	$—	$—	NA	NA	NA
2021	56,454	15.82	893,195	—	1.71%	1.00%
2020	51,082	15.67	800,237	—	2.47%	4.33%
2019	54,265	15.01	814,795	—	2.03%	3.79%
2018	49,699	14.47	718,975	—	0.49%	1.01%

Victory INCORE Investment Quality Bond VIP Series(8)
2022	—	$—	$—	NA	NA	NA
2021	82,723	28.01	2,317,033	—	2.14%	-0.22%
2020	85,350	28.07	2,395,862	—	2.83%	8.35%
2019	93,795	25.91	2,430,098	—	2.78%	7.72%
2018	99,623	24.05	2,396,100	—	0.63%	-0.41%

Victory RS International VIP Series
2022	124,258	$21.64	$2,688,703	—	2.93%	-15.81%
2021	115,388	25.70	2,965,728	—	1.97%	14.37%
2020	108,888	22.47	2,447,143	—	2.85%	6.24%
2019	96,703	21.15	2,045,727	—	2.04%	22.79%
2018	116,389	17.23	2,005,257	—	0.85%	-10.66%

B-52

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Victory Sophus Emerging Markets VIP Series
2022	53,254	$40.32	$2,147,272	—	0.84%	-22.46%
2021	52,378	52.00	2,723,832	—	0.85%	-4.42%
2020	53,604	54.41	2,916,405	—	2.22%	16.17%
2019	51,738	46.84	2,423,194	—	1.08%	23.13%
2018	56,935	38.04	2,165,694	—	0.88%	-18.97%

Victory RS Small Cap Growth Equity VIP Series
2022	93,827	$42.94	$4,028,445	—	0.00%	-36.36%
2021	100,177	67.47	6,758,457	—	0.00%	-10.43%
2020	105,416	75.32	7,940,090	—	0.00%	38.06%
2019	107,054	54.56	5,840,665	—	0.00%	38.78%
2018	129,238	39.31	5,080,639	—	0.00%	-8.25%

Gabelli Capital Asset Fund
2022	46,474	$47.28	$2,197,112	—	0.43%	-12.92%
2021	49,357	54.29	2,679,711	—	0.49%	20.48%
2020	49,586	45.06	2,234,499	—	0.17%	6.34%
2019	50,936	42.38	2,158,428	—	0.35%	19.51%
2018	52,400	35.46	1,858,012	—	0.34%	-11.09%

Value Line Centurion Fund(8)
2022	—	$—	$—	NA	NA	NA
2021	25,648	29.78	763,727	—	0.02%	19.67%
2020	25,697	24.88	639,429	—	0.08%	17.55%
2019	25,992	21.17	550,210	—	0.06%	33.07%
2018	29,567	15.91	470,361	—	0.23%	0.23%

Value Line Strategic Asset Management Trust(8)
2022	—	$—	$—	NA	NA	NA
2021	55,237	44.22	2,442,645	—	0.31%	15.87%
2020	57,693	38.17	2,201,901	—	0.49%	17.98%
2019	59,462	32.35	1,923,523	—	0.66%	27.64%
2018	60,046	25.34	1,521,829	—	0.71%	0.11%

Invesco V.I. American Franchise Fund Series I
2022	29,112	$21.34	$621,124	—	0.00%	-31.11%
2021	30,318	30.97	938,991	—	0.00%	11.93%
2020	35,046	27.67	969,787	—	0.08%	42.35%
2019	33,570	19.44	652,558	—	0.00%	36.76%
2018	44,147	14.21	627,504	—	0.00%	-3.62%

Invesco V.I. Equity and Income Fund Series I
2022	12,359	$22.46	$277,536	—	1.76%	-7.51%
2021	12,625	24.28	306,513	—	3.75%	13.98%
2020	15,527	21.30	330,719	—	2.17%	-1.49%
2019	16,723	21.62	361,596	—	1.36%	18.58%
2018	18,515	18.23	337,622	—	1.63%	-11.00%

Invesco V.I. Core Equity Fund Series I(8)
2022	—	$—	$—	NA	NA	NA
2021	31,203	27.92	871,196	—	0.67%	27.74%
2020	32,901	21.86	719,128	—	1.38%	13.85%
2019	33,843	19.20	649,712	—	0.95%	28.96%
2018	35,007	14.89	521,125	—	0.81%	-9.39%

B-53

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Invesco V.I. Core Equity Fund Series II
2022	868	$24.88	$21,604	—	0.68%	-20.75%
2021	533	31.40	16,738	—	0.15%	27.38%
2020	2,370	24.65	58,418	—	1.12%	13.57%
2019	1,429	21.71	31,011	—	0.20%	28.67%
2018	1,680	16.87	28,335	—	0.00%	-9.61%

Invesco V.I. Government Securities Fund Series II
2022	4,198	$12.59	$52,863	—	0.71%	-10.58%
2021	11,876	14.08	167,226	—	0.95%	-2.43%
2020	66,772	14.43	963,701	—	2.81%	5.97%
2019	25,693	13.62	349,928	—	2.24%	5.75%
2018	28,215	12.88	363,380	—	1.49%	0.29%

Invesco V.I. Main Street Mid Cap Fund Series II
2022	4,331	$23.10	$100,036	—	0.06%	-14.45%
2021	5,073	27.00	136,993	—	0.22%	22.86%
2020	7,896	21.98	173,530	—	0.40%	8.94%
2019	11,360	20.17	229,178	—	0.26%	25.04%
2018	7,359	16.13	118,736	—	0.16%	-11.60%

Invesco V.I. Equity and Income Fund Series II
2022	507	$19.13	$9,687	—	1.50%	-7.71%
2021	476	20.72	9,866	—	3.38%	13.66%
2020	454	18.23	8,219	—	1.91%	-1.76%
2019	428	18.56	7,936	—	1.13%	18.29%
2018	410	15.69	6,435	—	0.47%	-11.28%

Invesco V.I. Growth and Income Fund Series II(8)
2022	—	$—	$—	NA	NA	NA
2021	8,691	32.50	282,453	—	1.50%	28.19%
2020	7,791	25.35	197,514	—	2.07%	1.85%
2019	9,320	24.89	232,006	—	1.64%	24.85%
2018	19,487	19.94	388,538	—	1.13%	-13.59%

Invesco V.I. American Franchise Fund Series II
2022	339	$25.69	$8,705	—	0.00%	-31.30%
2021	765	37.39	28,592	—	0.00%	11.65%
2020	287	33.49	9,599	—	0.00%	42.00%
2019	257	23.58	6,053	—	0.00%	36.43%
2018	192	17.29	3,321	—	0.00%	-3.89%

Invesco V.I. Global Fund Series II
2022	13,439	$28.56	$383,885	—	0.00%	-31.94%
2021	15,255	41.97	640,214	—	0.00%	15.17%
2020	13,129	36.44	478,434	—	0.43%	27.34%
2019	15,115	28.62	432,535	—	0.64%	31.45%
2018	25,866	21.77	563,099	—	0.70%	-13.39%

Alger Capital Appreciation Portfolio Class S
2022	10,972	$39.02	$428,103	—	0.00%	-36.69%
2021	12,846	61.62	791,639	—	0.00%	18.83%
2020	14,964	51.86	776,041	—	0.00%	41.40%
2019	18,970	36.68	695,741	—	0.00%	33.24%
2018	42,258	27.53	1,163,186	—	0.00%	-0.37%

B-54

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

AB VPS Value Portfolio Class B(6)
2022	—	$—	$—	—	—	—
2021	—	—	—	—	—	—
2020	—	—	—	—	—	—
2019	—	—	—	—	—	—
2018	7,744	20.02	155,012	—	0.99%	-15.35%

AB VPS Growth and Income Portfolio Class B(8)
2022	—	$—	$—	NA	NA	NA
2021	32,386	43.34	1,403,702	—	0.66%	27.84%
2020	31,683	33.90	1,074,214	—	1.36%	2.47%
2019	33,209	33.09	1,098,785	—	1.10%	23.61%
2018	29,777	26.77	797,049	—	0.73%	-5.84%

AB VPS Large Cap Growth Portfolio Class B(8)
2022	—	$—	$—	NA	NA	NA
2021	18,983	77.63	1,473,654	—	0.00%	28.65%
2020	17,916	60.34	1,081,070	—	0.00%	35.15%
2019	19,638	44.65	876,797	—	0.00%	34.36%
2018	17,432	33.23	579,255	—	0.00%	2.32%

AB Sustainable Global Thematic Portfolio Class B (formerly AB VPS Global Thematic Growth Portfolio Class B)
2022	7,496	$29.85	$223,756	—	0.00%	-27.17%
2021	8,458	40.99	346,673	—	0.00%	22.57%
2020	13,086	33.44	437,582	—	0.47%	39.08%
2019	14,830	24.04	356,555	—	0.16%	29.78%
2018	14,515	18.53	218,907	—	0.00%	-9.98%

AB VPS Real Estate Investment Portfolio Class B(5)
2022	—	$—	$—	—	—	—
2021	—	—	—	—	—	—
2020	—	—	—	—	—	—
2019	—	—	—	—	—	—
2018	24,893	19.38	482,445	—	1.77%	-4.45%

American Century VP Capital Appreciation Fund Class I
2022	1,661	$31.38	$52,099	—	0.00%	-28.11%
2021	662	43.65	28,887	—	0.00%	11.16%
2020	4,620	39.27	181,401	—	0.00%	42.46%
2019	4,982	27.56	137,313	—	0.00%	35.56%
2018	15,587	20.33	316,930	—	0.00%	-5.20%

American Century VP Mid Cap Value Fund Class I
2022	4,733	$39.27	$185,871	—	2.14%	-1.19%
2021	11,720	39.74	465,812	—	1.07%	23.20%
2020	15,389	32.26	496,439	—	1.71%	1.21%
2019	21,059	31.87	671,222	—	1.89%	29.15%
2018	40,377	24.68	996,470	—	1.42%	-12.84%

American Century VP Mid Cap Value Fund Class II(8)
2022	—	$—	$—	NA	NA	NA
2021	3,391	24.16	81,918	—	1.04%	23.02%
2020	4,986	19.64	97,907	—	1.71%	1.11%
2019	4,422	19.42	85,882	—	1.92%	28.99%
2018	3,691	15.06	55,577	—	1.40%	-12.96%

B-55

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

BlackRock Global Allocation V.I. Fund Class III
2022	3,090	$19.81	$61,203	—	0.00%	-16.07%
2021	11,834	23.60	279,297	—	0.80%	6.42%
2020	14,442	22.18	320,307	—	0.93%	20.71%
2019	43,973	18.37	807,938	—	1.22%	17.76%
2018	48,107	15.60	750,628	—	0.85%	-7.58%

Davis Financial Portfolio
2022	20,803	$37.69	$784,032	—	1.93%	-8.53%
2021	20,290	41.20	836,007	—	1.34%	30.54%
2020	23,215	31.56	732,763	—	1.57%	-5.99%
2019	24,951	33.57	837,725	—	1.48%	25.86%
2018	28,637	26.68	763,913	—	1.09%	-10.67%

Davis Real Estate Portfolio
2022	47,819	$53.07	$2,537,619	—	1.69%	-26.80%
2021	49,068	72.50	3,557,375	—	1.21%	41.98%
2020	43,618	51.06	2,227,200	—	2.01%	-8.08%
2019	42,420	55.55	2,356,490	—	0.96%	25.74%
2018	33,520	44.18	1,480,823	—	2.77%	-4.82%

Davis Value Portfolio(8)
2022	—	$—	$—	NA	NA	NA
2021	126,908	40.59	5,151,421	—	0.60%	17.85%
2020	127,229	34.44	4,382,205	—	0.75%	11.72%
2019	133,702	30.83	4,121,988	—	1.65%	31.17%
2018	135,028	23.50	3,173,745	—	0.87%	-13.60%

LVIP Delaware VIP Limited-Term Diversified Income Fund Serivce Class
2022	31,303	$13.65	$427,181	—	2.26%	-4.40%
2021	14,907	14.27	212,812	—	1.33%	-1.05%
2020	15,301	14.43	220,745	—	1.53%	4.13%
2019	13,029	13.85	180,543	—	2.40%	4.81%
2018	27,938	13.22	369,347	—	2.45%	0.04%

LVIP Delaware Diversified Income Fund Service Class
2022	1,415	$16.32	$23,096	—	2.76%	-14.12%
2021	1,444	19.01	27,448	—	0.57%	-1.62%
2020	20,967	19.32	405,120	—	2.70%	10.69%
2019	12,556	17.46	219,172	—	2.51%	10.08%
2018	25,281	15.86	400,892	—	2.38%	-2.29%

Delaware VIP Emerging Markets Series Service Class
2022	5,003	$14.21	$71,091	—	3.19%	-27.81%
2021	7,015	19.68	138,085	—	0.07%	-3.13%
2020	10,597	20.32	215,327	—	0.43%	24.69%
2019	20,942	16.30	341,271	—	0.44%	22.25%
2018	41,120	13.33	548,119	—	3.22%	-16.03%

Delaware Ivy VIP Small Cap Growth Class II
2022	652	$27.95	$18,192	—	0.00%	-26.77%
2021	2,034	38.16	77,598	—	0.80%	3.99%
2020	1,505	36.70	55,186	—	0.00%	37.66%
2019	1,556	26.66	41,461	—	0.00%	23.37%
2018	1,604	21.61	34,644	—	0.38%	-4.11%

B-56

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Delaware Ivy VIP Mid Cap Growth Class II
2022	9,248	$25.90	$239,541	—	0.00%	-30.79%
2021	8,515	37.42	318,686	—	0.00%	16.36%
2020	6,524	32.16	209,848	—	0.00%	49.00%
2019	4,989	21.59	107,703	—	0.00%	37.94%
2018	3,517	15.65	55,036	—	0.00%	-0.06%

Allspring VT Internation Equity Fund(4)
2022	—	$17.20	$—	—	0.00%	-11.88%
2021	—	19.52	—	—	—	6.87%
2020	—	18.26	—	—	—	4.93%
2019	—	17.40	—	—	—	15.49%
2018	—	15.07	—	—	0.92%	-17.28%

Fidelity VIP Contrafund Portfolio Service Class 2(8)
2022	—	$—	$—	NA	NA	NA
2021	152,859	67.05	10,249,598	—	0.03%	27.51%
2020	161,007	52.59	8,466,730	—	0.07%	30.23%
2019	158,070	40.38	6,382,592	—	0.21%	31.27%
2018	182,652	30.76	5,618,107	—	0.43%	-6.64%

Fidelity VIP Equity-Income Portfolio Service Class 2
2022	39,545	$40.32	$1,594,594	—	1.75%	-5.25%
2021	41,503	42.56	1,766,193	—	1.68%	24.60%
2020	42,496	34.15	1,451,352	—	1.62%	6.44%
2019	47,487	32.09	1,523,672	—	1.74%	27.11%
2018	54,445	25.24	1,374,370	—	2.03%	-8.54%

Fidelity VIP Growth Opportunities Portfolio Service Class 2(8)
2022	—	$—	$—	NA	NA	NA
2021	39,321	69.93	2,749,670	—	0.00%	11.67%
2020	38,142	62.62	2,388,475	—	0.00%	68.23%
2019	43,158	37.22	1,606,503	—	0.00%	40.49%
2018	43,423	26.49	1,150,496	—	0.08%	12.21%

Fidelity VIP High Income Portfolio Service Class 2
2022	3,977	$18.97	$75,464	—	6.82%	-11.67%
2021	5,938	21.48	127,572	—	7.23%	4.29%
2020	6,244	20.60	128,623	—	6.65%	2.42%
2019	2,996	20.11	60,241	—	4.97%	14.77%
2018	31,734	17.52	556,100	—	6.19%	-3.63%

Fidelity VIP Mid Cap Portfolio Service Class 2(8)
2022	—	$—	$—	NA	NA	NA
2021	93,499	82.85	7,746,239	—	0.36%	25.31%
2020	100,035	66.12	6,613,945	—	0.41%	17.87%
2019	106,107	56.09	5,951,946	—	0.69%	23.17%
2018	121,303	45.54	5,524,297	—	0.39%	-14.77%

Fidelity VIP Freedom 2020 Portfolio Service Class 2
2022	1,400	$20.67	$28,936	—	2.00%	-15.97%
2021	2,532	24.60	62,298	—	0.87%	9.26%
2020	3,285	22.52	73,972	—	0.78%	14.72%
2019	6,489	19.63	127,374	—	1.52%	19.88%
2018	8,860	16.37	145,061	—	1.10%	-6.08%

B-57

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Fidelity VIP Freedom 2030 Portfolio Service Class 2
2022	8,864	$22.89	$202,852	—	1.81%	-17.09%
2021	2,906	27.60	80,224	—	0.82%	12.07%
2020	4,562	24.63	112,362	—	0.85%	16.64%
2019	8,083	21.12	170,675	—	1.41%	24.11%
2018	11,747	17.01	199,854	—	1.03%	-8.05%

Fidelity VIP Government Money Market Portfolio Service Class 2(5)
2022	491,445	$13.29	$6,529,571	—	1.28%	1.25%
2021	393,619	13.12	5,165,194	—	0.01%	0.00%
2020	366,761	13.12	4,812,731	—	0.20%	0.23%
2019	340,263	13.09	4,454,838	—	1.73%	1.75%
2018	302,290	12.87	3,889,521	—	1.34%	1.38%

Fidelity VIP Index 500 Portfolio Initial Class
2022	79,250	$27.43	$2,173,707	—	1.70%	-18.21%
2021	60,667	33.54	2,034,540	—	1.31%	28.58%
2020	56,572	26.08	1,475,556	—	1.85%	18.24%
2019	46,299	22.06	1,021,328	—	2.12%	31.35%
2018	35,435	16.79	595,110	—	2.04%	-4.49%

Templeton Growth VIP Fund Class 2
2022	4,402	$16.41	$72,250	—	0.17%	-11.50%
2021	5,099	18.55	94,574	—	1.10%	4.87%
2020	4,717	17.68	83,411	—	2.80%	5.80%
2019	4,757	16.72	79,517	—	2.51%	15.15%
2018	2,477	14.52	35,951	—	1.84%	-14.85%

Templeton Global Bond VIP Fund Class 2
2022	4,566	$11.66	$53,218	—	0.00%	-4.95%
2021	1,898	12.26	23,270	—	0.00%	-4.99%
2020	991	12.91	12,792	—	9.30%	-5.28%
2019	994	13.63	13,546	—	7.95%	2.01%
2018	77,140	13.36	1,030,406	—	0.00%	1.94%

Templeton Foreign VIP Fund Class 2
2022	2,380	$10.75	$25,573	—	3.02%	-7.61%
2021	2,081	11.63	24,196	—	1.80%	4.16%
2020	1,651	11.17	18,429	—	2.29%	-1.16%
2019	3,959	11.30	44,718	—	1.60%	12.53%
2018	3,476	10.04	34,894	—	1.97%	-15.44%

Franklin Mutual Shares VIP Fund Class 2
2022	13,860	$26.09	$361,626	—	1.53%	-7.43%
2021	17,564	28.19	495,069	—	2.83%	19.17%
2020	21,690	23.65	513,025	—	2.74%	-5.04%
2019	20,251	24.91	504,416	—	1.90%	22.57%
2018	21,498	20.32	436,870	—	2.48%	-9.07%

Franklin Small Cap Value VIP Fund Class 2
2022	6,660	$30.24	$201,381	—	1.07%	-10.06%
2021	13,460	33.62	452,584	—	1.14%	25.37%
2020	13,852	26.82	371,518	—	1.46%	5.19%
2019	13,413	25.50	341,987	—	1.12%	26.35%
2018	25,467	20.18	513,931	—	0.96%	-12.88%

B-58

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Morningstar Balanced ETF Asset Allocation Portfolio Class II
2022	2,266	$21.08	$47,773	—	2.33%	-12.88%
2021	743	24.20	17,989	—	1.71%	10.79%
2020	60	21.84	1,319	—	0.24%	9.12%
2019	2,070	20.01	41,455	—	1.10%	16.26%
2018	8,319	17.22	143,233	—	2.01%	-6.23%

Morningstar Growth ETF Asset Allocation Portfolio Class II
2022	2,316	$24.62	$57,032	—	1.66%	-13.25%
2021	3,613	28.38	102,558	—	1.52%	14.88%
2020	1,591	24.70	39,324	—	1.12%	10.01%
2019	10,287	22.46	231,022	—	1.65%	19.77%
2018	14,953	18.75	280,385	—	1.41%	-8.04%

Morningstar Income and Growth ETF Asset Allocation Portfolio Class II
2022	1	$17.15	$19	—	0.01%	-12.54%
2021	—	19.61	22	—	0.00%	6.47%
2020	1,381	18.42	25,460	—	3.93%	8.43%
2019	1,667	16.98	28,330	—	0.39%	12.90%
2018	14,425	15.04	217,018	—	2.00%	-4.25%

Janus Henderson Enterprise Portfolio Institutional Shares
2022	105,773	$30.97	$3,275,946	—	0.37%	-15.94%
2021	112,104	36.84	4,130,426	—	0.32%	16.83%
2020	109,505	31.54	3,453,459	—	0.11%	19.47%
2019	128,051	26.40	3,380,105	—	0.20%	35.48%
2018	133,038	19.48	2,591,966	—	0.26%	-0.41%

Janus Henderson Forty Portfolio Institutional Shares
2022	66,277	$45.61	$3,023,119	—	0.19%	-33.55%
2021	72,373	68.64	4,968,059	—	0.50%	22.90%
2020	73,486	55.86	4,104,604	—	0.70%	39.40%
2019	79,954	40.07	3,203,658	—	0.15%	37.16%
2018	83,368	29.21	2,435,437	—	1.17%	1.98%

Janus Henderson Research Portfolio Institutional Shares
2022	40,806	$26.14	$1,066,784	—	0.71%	-29.89%
2021	41,767	37.29	1,557,418	—	0.10%	20.33%
2020	44,721	30.99	1,385,796	—	0.54%	32.95%
2019	43,307	23.31	1,009,359	—	0.45%	35.52%
2018	52,159	17.20	897,061	—	0.53%	-2.58%

Janus Henderson Global Research Portfolio Institutional Shares
2022	93,705	$18.48	$1,732,037	—	1.63%	-19.41%
2021	94,872	22.94	2,175,990	—	0.52%	18.09%
2020	102,179	19.42	1,984,579	—	0.81%	20.06%
2019	109,558	16.18	1,772,358	—	0.97%	29.04%
2018	129,542	12.54	1,623,989	—	1.12%	-6.87%

B-59

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Janus Henderson Forty Portfolio Service Shares(8)
2022	—	$—	$—	NA	NA	NA
2021	12,692	54.41	690,634	—	0.52%	22.60%
2020	11,307	44.38	501,846	—	0.60%	39.03%
2019	8,152	31.92	210,241	—	0.02%	36.85%
2018	5,824	23.33	135,860	—	1.32%	1.72%

Janus Henderson Research Portfolio Service Shares
2022	2,693	$33.58	$90,429	—	0.57%	-30.91%
2021	3,863	48.60	187,707	—	0.01%	20.05%
2020	10,277	40.48	416,011	—	0.33%	32.58%
2019	7,427	30.53	221,778	—	0.25%	35.22%
2018	16,182	22.58	365,394	—	0.38%	-2.84%

Janus Henderson Enterprise Portfolio Service Shares(8)
2022	—	$—	$—	NA	NA	NA
2021	9,480	51.23	485,666	—	0.23%	16.54%
2020	6,842	43.96	300,772	—	0.04%	19.18%
2019	5,160	36.88	190,337	—	0.05%	35.16%
2018	3,553	27.29	96,966	—	0.14%	-0.66%

Janus Henderson Mid Cap Value Portfolio Service Shares
2022	1,996	$26.76	$53,421	—	1.32%	-5.77%
2021	5,807	28.40	164,910	—	0.16%	19.42%
2020	12,417	23.78	295,277	—	0.94%	-1.21%
2019	20,842	24.07	501,691	—	1.46%	30.05%
2018	19,143	18.51	354,334	—	0.87%	-13.82%

Janus Henderson Balanced Portfolio Service Shares
2022	424	$74.05	$31,375	—	1.12%	-16.62%
2021	203	88.81	17,990	—	1.05%	16.91%
2020	56	75.96	4,277	—	2.07%	14.03%
2019	69	66.62	4,604	—	1.62%	22.27%
2018	81	54.48	4,399	—	2.57%	0.43%

Janus Henderson Global Research Portfolio Service Shares
2022	1,075	$26.35	$28,312	—	0.00%	-19.61%
2021	1,705	32.77	55,882	—	0.36%	17.80%
2020	1,773	27.82	49,341	—	0.72%	19.76%
2019	356	23.23	8,216	—	1.32%	28.71%
2018	—	18.05	—	—	0.48%	-7.08%

MFS Growth Series Initial Class
2022	42,274	$30.18	$1,275,852	—	0.00%	-31.63%
2021	42,276	44.15	1,866,316	—	0.00%	23.53%
2020	42,570	35.74	1,521,299	—	0.00%	31.86%
2019	51,256	27.10	1,389,174	—	0.00%	38.15%
2018	53,135	19.62	1,042,413	—	0.09%	2.67%

MFS Investors Trust Series Initial Class(8)
2022	—	$—	$—	NA	NA	NA
2021	12,551	45.94	576,578	—	0.63%	26.81%
2020	12,642	36.23	457,975	—	0.61%	13.87%
2019	14,591	31.81	464,178	—	0.69%	31.58%
2018	14,803	24.18	357,915	—	0.64%	-5.49%

B-60

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

MFS New Discovery Series Initial Class
2022	34,390	$40.16	$1,381,239	—	0.00%	-29.76%
2021	41,019	57.18	2,345,468	—	0.00%	1.80%
2020	43,051	56.17	2,418,092	—	0.00%	45.89%
2019	47,738	38.50	1,837,955	—	0.00%	41.70%
2018	50,883	27.17	1,382,532	—	0.00%	-1.48%

MFS Research Series Initial Class(8)
2022	—	$—	$—	NA	NA	NA
2021	5,939	42.14	250,301	—	0.53%	24.80%
2020	6,848	33.77	231,240	—	0.74%	16.59%
2019	7,129	28.96	206,473	—	0.83%	32.95%
2018	8,880	21.79	193,445	—	0.70%	-4.37%

MFS Total Return Series Initial Class
2022	85,654	$38.15	$3,267,508	—	1.71%	-9.58%
2021	93,375	42.19	3,939,502	—	1.80%	14.12%
2020	94,974	36.97	3,511,309	—	2.30%	9.81%
2019	99,177	33.67	3,339,056	—	2.38%	20.38%
2018	101,716	27.97	2,844,687	—	2.14%	-5.61%

MFS Growth Series Service Class(8)
2022	—	$—	$—	NA	NA	NA
2021	20,103	61.12	1,228,786	—	0.00%	23.24%
2020	16,150	49.60	801,021	—	0.00%	31.54%
2019	18,957	37.71	714,830	—	0.00%	37.78%
2018	15,957	27.37	436,709	—	0.00%	2.41%

MFS VIT II Income Portfolio Series Service Class(8)
2022	—	$—	$—	NA	NA	NA
2021	912	19.36	17,650	—	0.00%	0.10%
2020	996	19.34	19,211	—	3.34%	9.11%
2019	208	17.72	3,695	—	0.61%	11.29%
2018	3,363	15.92	53,554	—	8.24%	-2.11%

MFS Research Series Service Class
2022	8	$36.33	$305	—	0.20%	-17.43%
2021	4,338	44.00	190,863	—	0.42%	24.51%
2020	11,660	35.34	412,024	—	0.53%	16.31%
2019	12,438	30.38	377,878	—	0.66%	32.60%
2018	12,479	22.91	285,907	—	0.49%	-4.62%

MFS Total Return Series Service Class(8)
2022	—	$—	$—	NA	NA	NA
2021	18,689	26.46	494,543	—	1.64%	13.84%
2020	18,236	23.25	423,921	—	2.33%	9.52%
2019	8,811	21.23	187,017	—	2.29%	20.12%
2018	7,144	17.67	121,246	—	2.18%	-5.87%

MFS Investors Trust Series Service Class
2022	1,016	$24.72	$25,119	—	0.39%	-16.69%
2021	1,044	29.67	30,959	—	0.38%	26.51%
2020	574	23.45	13,468	—	0.43%	13.60%
2019	499	20.64	10,301	—	0.49%	31.25%
2018	414	15.73	6,509	—	0.44%	-5.71%

B-61

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

MFS New Discovery Series Service Class(8)
2022	—	$—	$—	NA	NA	NA
2021	10,858	30.49	331,050	—	0.00%	1.57%
2020	4,255	30.02	127,723	—	0.00%	45.58%
2019	2,797	20.62	57,667	—	0.00%	41.27%
2018	1,742	14.59	25,431	—	0.00%	-1.72%

PIMCO Real Return Portfolio Advisor Class
2022	5,664	$14.79	$83,776	—	6.91%	-12.00%
2021	4,985	16.81	83,771	—	3.82%	5.50%
2020	5,530	15.93	88,098	—	1.28%	11.60%
2019	9,680	14.28	138,198	—	1.51%	8.34%
2018	13,679	13.18	180,274	—	2.46%	-2.31%

PIMCO Total Return Portfolio Advisor Class
2022	14,215	$13.60	$193,255	—	2.38%	-14.40%
2021	32,112	15.88	510,022	—	1.73%	-1.37%
2020	36,264	16.10	583,925	—	1.98%	8.55%
2019	23,199	14.83	344,172	—	2.93%	8.26%
2018	35,401	13.70	485,101	—	2.37%	-0.64%

ClearBridge Variable Appreciation Portfolio Class II
2022	581	$73.48	$42,712	—	0.72%	-12.65%
2021	389	84.12	32,722	—	0.30%	23.34%
2020	1,595	68.20	108,757	—	1.27%	14.48%
2019	770	59.57	45,877	—	1.47%	29.54%
2018	324	45.99	14,910	—	1.14%	-1.99%

ClearBridge Variable Mid Cap Core Portfolio Class II
2022	516	$35.29	$18,216	—	0.10%	-25.50%
2021	259	47.36	12,278	—	0.03%	28.39%
2020	263	36.89	9,686	—	0.05%	15.10%
2019	166	32.05	5,328	—	0.37%	32.65%
2018	172	24.16	4,160	—	0.19%	-12.80%

ClearBridge Variable Small Cap Growth Portfolio Class II(8)
2022	—	$—	$—	NA	NA	NA
2021	3,115	73.08	227,627	—	0.00%	12.31%
2020	5,399	65.07	351,344	—	0.00%	42.91%
2019	9,654	45.53	439,569	—	0.00%	26.55%
2018	8,954	35.98	322,167	—	0.00%	3.21%

Columbia Variable Portfolio- Small Cap Value Fund Class 2(8)
2022	—	$—	$—	NA	NA	NA
2021	3,036	23.47	71,272	—	0.51%	28.80%
2020	1,736	18.23	31,632	—	0.34%	8.59%
2019	1,352	16.78	22,185	—	0.27%	20.98%
2018	1,033	13.87	14,332	—	0.18%	-18.17%

Putnam VT Multi Cap Core Fund Class IB
2022	1,026	$21.50	$22,063	—	0.60%	-15.77%
2021	667	25.52	17,021	—	0.59%	31.01%
2020	536	19.48	10,444	—	0.84%	17.33%
2019	395	16.60	6,559	—	1.01%	31.63%
2018	379	12.61	4,787	—	1.02%	-7.63%

B-62

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Pioneer Equity Income VCT Portfolio Class II
2022	3,499	$22.21	$77,716	—	1.61%	-7.94%
2021	2,544	24.13	61,380	—	1.24%	25.33%
2020	2,808	19.25	54,050	—	2.47%	-0.26%
2019	2,075	19.30	40,057	—	2.57%	25.23%
2018	1,428	15.41	22,012	—	2.30%	-8.77%

(1)	These amounts represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.
(3)	Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicate the effective date of that investment division in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.
(4)	No policies investing in this investment option as of 12/31/22.
(5)	As of April 24, 2019, the AB VPS Real Estate Investment Portfolio Class B was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the AB VPS Real Estate Investment Portfolion Class B was transferred to the Fidelity VIP Government Money Market Portfolio.
(6)	As of April 26, 2019, the AB VPS Value Portfolio Class B was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the AB VPS Value Portfolio Class B was transferred to the AB VPS Growth and Income Portfolio Class B.
(7)	Portfolio commenced operations April 29, 2022.
(8)	As of April 29, 2022, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund. The expense ratio, investment income ratio and total returns were not applicable as of December 31, 2022 as a result of liquidation.

B-63

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Policyowners of The Guardian Separate Account N

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment options of The Guardian Separate Account N indicated in the table below as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment options of The Guardian Separate Account N as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Guardian Integrated Research VIP Fund(2)

Guardian Large Cap Disciplined Growth VIP Fund(2)

Guardian Total Return Bond VIP Fund(2)

Guardian Small Cap Core VIP Fund(2)

Guardian All Cap Core VIP Fund(2)

Guardian Select Mid Cap Core VIP Fund(2)

Guardian Small Mid Cap Core VIP Fund(2)

Guardian Strategic Large Cap Core VIP Fund(2)

Guardian Core Fixed Income VIP Fund(2)

Guardian Short Duration Bond VIP Fund(2)

Guardian Balanced Allocation VIP Fund(2)

Guardian Equity Income VIP Fund(2)

Victory RS Large Cap Alpha VIP Series(1)

Victory 500 Index VIP Series(1)

Victory High Yield VIP Series(1)

Victory INCORE Low Duration Bond VIP Series(3)

Victory INCORE Investment Quality Bond VIP Series(3)

Victory RS International VIP Series(1)

Victory Sophus Emerging Markets VIP Series(1)

Victory RS Small Cap Growth Equity VIP Series(1)

Gabelli Capital Asset Fund(1)

Value Line Centurion Fund(3)

Value Line Strategic Asset Management Trust(3)

Invesco V.I. American Franchise Fund Series I(1)

Invesco V.I. Equity and Income Fund Series I(1)

Invesco V.I. Core Equity Fund Series I(3)

Invesco V.I. Core Equity Fund Series II(1)

Invesco V.I. Government Securities Fund Series II(1)

Invesco V.I. Main Street Mid Cap Fund Series II(1)

Invesco V.I. Equity and Income Fund Series II(1)

Invesco V.I. Growth and Income Fund Series II(3)

Invesco V.I. American Franchise Fund Series II(1)

Invesco V.I. Global Fund Series II(1)

Alger Capital Appreciation Portfolio Class S(1)

AB VPS Growth and Income Portfolio Class B(3)

AB VPS Large Cap Growth Portfolio Class B(3)

AB Sustainable Global Thematic Portfolio Class B (formerly AB VPS Global Thematic Growth Portfolio Class B)(1)

American Century VP Capital Appreciation Fund Class I(1)

American Century VP Mid Cap Value Fund Class I(1)

American Century VP Mid Cap Value Fund Class II(3)

BlackRock Global Allocation V.I. Fund Class III(1)

Davis Financial Portfolio(1)

Davis Real Estate Portfolio(1)

Davis Value Portfolio(3)

LVIP Delaware VIP Limited-Term Diversified Income Fund Service Class(1)

LVIP Delaware Diversified Income Fund Service Class(1)

Delaware VIP Emerging Markets Service Class(1)

Delaware Ivy VIP Small Cap Growth Class II(1)

Delaware Ivy VIP Mid Cap Growth Class II(1)

Allspring VT International Equity Fund(1)

Fidelity VIP Contrafund® Portfolio Service Class 2(3)

Fidelity VIP Equity-Income Portfolio Service Class 2(1)

Fidelity VIP Growth Opportunities Portfolio Service Class 2(3)

Fidelity VIP High Income Portfolio Service Class 2(1)

Fidelity VIP Mid Cap Portfolio Service Class 2(3)

Fidelity VIP Freedom 2020 Portfolio Service Class 2(1)

Fidelity VIP Freedom 2030 Portfolio Service Class 2(1)

Fidelity VIP Government Money Market Portfolio Service Class 2(1)

Fidelity VIP Index 500 Portfolio Initial Class(1)

Templeton Growth VIP Fund Class 2(1)

Templeton Global Bond VIP Fund Class 2(1)

Templeton Foreign VIP Fund Class 2(1)

Franklin Mutual Shares VIP Fund Class 2(1)

Franklin Small Cap Value VIP Fund Class 2(1)

Morningstar Balanced ETF Asset Allocation Portfolio Class II(1)

Morningstar Growth ETF Asset Allocation Portfolio Class II(1)

Morningstar Income and Growth ETF Asset Allocation Portfolio Class II(1)

Janus Henderson Enterprise Portfolio Institutional Shares(1)

Janus Henderson Forty Portfolio Institutional Shares(1)

B-64

Janus Henderson Research Portfolio Institutional Shares(1)

Janus Henderson Global Research Portfolio Institutional Shares(1)

Janus Henderson Forty Portfolio Service Shares(3)

Janus Henderson Research Portfolio Service Shares(1)

Janus Henderson Enterprise Portfolio Service Shares(3)

Janus Henderson Mid Cap Value Portfolio Service Shares(1)

Janus Henderson Balanced Portfolio Service Shares(1)

Janus Henderson Global Research Portfolio Service Shares(1)

MFS® Growth Series Initial Class(1)

MFS® Investors Trust Series Initial Class(3)

MFS® New Discovery Series Initial Class(1)

MFS® Research Series Initial Class(3)

MFS® Total Return Series Initial Class(1)

MFS® Growth Series Service Class(3)

MFS® VIT II Income Series Service Class(3)

MFS® Research Series Service Class(1)

MFS® Total Return Series Service Class(3)

MFS® Investors Trust Series Service Class(1)

MFS® New Discovery Series Service Class(3)

PIMCO Real Return Portfolio Advisor Class(1)

PIMCO Total Return Portfolio Advisor Class(1)

ClearBridge Variable Appreciation Portfolio Class II(1)

ClearBridge Variable Mid Cap Portfolio Class II(1)

ClearBridge Variable Small Cap Growth Portfolio Class II(3)

Columbia Variable Portfolio- Small Cap Value Fund Class 2(3)

Putnam VT Multi Cap Fund Core-IB(1)

Pioneer Equity Income VCT Portfolio Class II(1)

(1)	Statement of operations for the year ended December 31, 2022 and statement of changes in net assets for the years ended December 31, 2022 and 2021.
(2)	Statement of operations and statement of changes in net assets for the period April 29, 2022 (commencement of operations) through December 31, 2022.
(3)	Statement of operations for the period January 1, 2022 through April 29, 2022 (date of liquidation) and statement of changes in net assets for the period January 1, 2022 through April 29, 2022 (date of liquidation) and the year ended December 31, 2021.

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the investment options of The Guardian Separate Account N based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment options of The Guardian Separate Account N in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 17, 2023

We have served as the auditor of one or more of the investment options of The Guardian Separate Account N since 2000.

B-65

The Guardian Insurance &

Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Financial Statements, Supplemental

Schedules and Report of Independent Auditors

December 31, 2022 and 2021

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Balance Sheets

(In Millions)

	As of December 31,
	2022	2021
Admitted assets
Bonds	$2,951	$3,299
Mortgage loans	590	595
Policy loans	76	79
Other invested assets	269	244
Cash, cash equivalents and short—term investments	84	139
Receivable for securities	1	7

Total invested assets	3,971	4,363

Due and accrued investment income	33	35
Net deferred tax asset	64	72
Income tax receivable	58	18
Other assets	12	17
Due from parent and affiliates	—	7
Separate accounts assets	7,215	9,696

Total admitted assets	$11,353	$14,208

Liabilities
Reserves for policy benefits, deposit—type contracts and other contract liabilities	$3,383	$3,961
Intercompany borrowed funds	74	—
Asset valuation reserve	74	71
Due to parent and affiliates	7	—
Payable for securities	—	1
Other liabilities	60	31
Transfers from separate account due or accrued	(11)	(98)
Separate accounts liabilities	7,212	9,693

Total liabilities	10,799	13,659
Capital and surplus
Common stock	2	2
Additional paid—in capital and contributed surplus	862	802
Unassigned deficit	(310)	(255)

Total capital and surplus	554	549
Total liabilities, capital and surplus	$11,353	$14,208

See notes to statutory basis financial statements.

B-2

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Statements of Operations

(In Millions)

	For the Years Ended December 31,
	2022	2021
Revenues
Premiums and annuity considerations	$(6,984)	$152
Net investment income	162	174
Service fees	231	277
Reserve adjustments on reinsurance ceded	6,479	(21)
Commissions and expense allowances on reinsurance ceded and other income	50	30

Total revenues	(62)	612

Benefits and expenses
Policyholder benefits	420	1,393
Net transfers from separate accounts	(775)	(1,148)
General insurance expenses	72	31
Commissions and other expenses	143	96

Total benefits and expenses	(140)	372

Income from operations before federal income taxes and realized capital losses from investments	78	240
Federal income tax benefit	65	2

Income from operations, net of federal income taxes and before net realized capital losses	143	242
Net realized capital losses, net of tax and transfers to IMR	(218)	(325)

Net loss	$(75)	$(83)

See notes to statutory basis financial statements.

B-3

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Statements of Changes in Capital and Surplus

(In Millions)

	For the Years Ended December 31,
	2022	2021
Beginning of year balance	$549	$527
Adjustments to surplus
Net loss	(75)	(83)
Change in net unrealized capital gains, net of tax	10	66
Change in non-admitted assets	21	(1)
Change in net deferred taxes	(28)	22
Change in asset valuation reserve	(3)	(16)
Additional paid-in capital and contributed surplus from parent	60	20
Change in reserve valuation basis	14	14
Prior year adjustment	6	—

Net adjustments to surplus	5	22

End of year balance	$554	$549

See notes to statutory basis financial statements.

B-4

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Statements of Cash Flows

(In Millions)

	For the Years Ended December 31,
	2022	2021
Cash flows from operating activities
Net premiums and annuity considerations	$(256)	$156
Investment income received	167	178
Service fees and other income received	170	235
Benefits and loss related payments	(1,130)	(1,431)
Net transfers from separate accounts	862	1,176
Commissions, expenses and taxes paid	(201)	(114)
Federal income taxes paid	28	(12)
Other	84	—

Net cash (used) provided by operating activities	(276)	188

Cash flows from investing activities
Proceeds from investments sold or matured:
Bonds	649	505
Stocks	—	5
Derivatives, brokers and miscellaneous applications	—	10
Mortgage loans	77	40
Other invested assets	11	10

Proceeds from investments sold or matured	737	570

Cost of investments acquired:
Bonds	337	255
Stocks	—	5
Mortgage loans	72	45
Other invested assets	38	45
Derivatives, brokers and miscellaneous applications	194	305

Cost of investments acquired	641	655

Net (decrease)/increase in policy loans, net of repayments	(3)	2

Net cash provided (used) by investing activities	99	(87)

Cash flows from financing and miscellaneous activities
Capital and paid in surplus	60	20
Intercompany borrowed funds	74	—
Net deposits on deposit-type contracts and other insurance liabilities	(12)	(7)

Net cash provided by financing and miscellaneous activities	122	13

Net (decrease)/increase in cash, cash equivalents and short-term investments	(55)	114
Cash, cash equivalents and short-term investments, beginning of year	139	25

Cash, cash equivalents and short-term investments, end of year	$84	$139

Non-cash Transactions
MODCO Reinsurance - operating activities	$6,736	$(14)
Exchange or Conversion of bonds	19	27

Total Non-cash Transactions	6,755	13

See notes to statutory basis financial statements.

B-5

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 1—ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (“GIAC” or the “Company”) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“The Guardian”). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts, fixed deferred and immediate annuity contracts, variable life and term life insurance policies. For variable products, contracts are sold by insurance agents who are licensed by GIAC and are either registered representatives of Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of The Guardian, or other broker-dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is also used for the sale of other Guardian products.

The Guardian ultimately controls the following insurance entities:

•	Berkshire Life Insurance Company

•	Park Avenue Life Insurance Company

•	Family Service Life Insurance Company

•	Sentinel American Life Insurance Company

•	First Commonwealth Ltd. Health Services Corp.

•	First Commonwealth of Missouri

•	First Commonwealth Insurance Company

•	First Commonwealth Limited Health Services Corp. of Michigan

•	Avesis Insurance Incorporated

•	Access Dental Plan of Nevada, Inc

•	Access Dental Plan of Utah, Inc

•	Premier Access Insurance Company

•	Managed DentalGuard, Inc, NJ

•	Managed DentalGuard, Inc, TX

On November 1, 2022, GIAC closed on a variable annuity block reinsurance transaction with Talcott Resolution Life Insurance Company (“Talcott”). Under the terms of the indemnity reinsurance transaction, GIAC ceded a 100% quota share of virtually all liabilities related to its variable annuity contracts, including fixed payout options elected by this block after the transaction closing date. The general account liabilities were reinsured on a Coinsurance basis and the separate account liabilities are reinsured on a modified coinsurance basis.

Insurance Separate Accounts:

The Company has fourteen insurance separate accounts to support certain variable and group annuity and life insurance products that it sells. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders.

The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other business of the Company. However, the obligations of the separate accounts, including the promise to make annuity and death benefit payments, remain obligations of the Company. Assets of the separate accounts are stated primarily at the fair value of the underlying investments and corresponding contractholders obligations (See Note 9).

B-6

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation:

The accompanying statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Delaware Department of Insurance (the “Department”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). Insurance companies domiciled in Delaware are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain deviations prescribed or permitted by the Department. There are no deviations between the NAIC and the Department as of December 31, 2022 and 2021. The NAIC promulgates the NAIC SAP, which include accounting guidelines referred to as Statements of Statutory Accounting Principles (“SSAPs”).

Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (“STAT”) primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves follow statutory reserving requirements, including the use of statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as either financing transactions or a derivative under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” (uncollected premiums and advances to agent balances) must be excluded under statutory reporting through a charge to surplus; 8) annuity and certain insurance premiums are recognized as premium income; 9) if in the aggregate, the Company has a net negative cash balance, it is reported as a negative asset for statutory purposes and recorded as a liability under GAAP and 10) changes in deferred tax assets and liabilities, except those allocated to changes in unrealized gains and losses, are recognized as a separate component of surplus; deferred tax assets not meeting certain criteria are non-admitted. The effect on the financial statements of the Company from the differences between Delaware SAP and GAAP, while not determined are presumed to be material.

Use of Estimates:

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. As a provider of life insurance and annuity products, GIAC’s operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits. The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws that require specific mortality, morbidity, and investment assumptions to be used by the Company and may preclude the use of lapse and expense assumptions. Actual future results could differ from these estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates. The Company regularly invests in mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

B-7

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Admitted Assets:

Assets are stated at “admitted asset” values, which are values required by or permitted to be reported to the Department in accordance with its rules and regulations. Certain assets designated as “non-admitted assets” (approximately $16 million and $37 million at December 31, 2022 and 2021, respectively), consisting principally of deferred tax assets, disallowed interest maintenance reserve asset, uncollected premiums and advances to agents are charged directly to unassigned surplus.

Investments:

See Note 3 and Note 4 regarding the accounting policy, reported statement value and estimated fair value of the Company’s investment in bonds, mortgage loans and derivatives.

Policy Loans:

Policy loans are stated at unpaid principal balance, have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Other Invested Assets

Other invested assets consist primarily of joint ventures, limited liability companies (LLCs) and other forms of partnerships. These investments are valued at the Company’s share of equity in the partnerships’ LLC or joint ventures’ net assets. All distributions are recorded as income or return of capital based on information received from the partnerships. The change in equity is recorded as unrealized gains (losses) on the Company’s books and is recorded directly to surplus. Other invested assets also include investments in surplus notes which are carried at amortized cost.

Cash, Cash Equivalents and Short-Term Investments:

Cash includes cash on deposit with banks. Cash equivalents are stated at amortized cost and consist of investments having maturities of three months or less at time of purchase. Certain short-term investments are stated at amortized cost and consist primarily of investments having maturities greater than three months from date of purchase, but less than one year to maturity. Fair values for such investments approximate carrying value because of the relatively short period of time between their origination and expected maturity and collectability.

The Company had no restricted cash and no restricted cash equivalents as of December 31, 2022 and 2021.

Other Assets:

Other assets consist primarily of receivables for service fees, mutual fund receivable and receivables related to reinsurance ceded.

Assessments:

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency, the amount of the loss is reasonably estimable and the related premium upon which the assessment is based is written. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2022 and 2021, respectively, the Company had no liability for its estimated assessments. Some states permit members insurers to recover assessments through full or partial premium tax offsets. There were no related premium tax offsets as of December 31, 2022 and 2021, respectively.

B-8

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Contract and Policy Reserves:

The estimated fair value of contract holder account balances for investment type contracts has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions.

The following table highlights the credited rates applicable to the Company’s liabilities:

Product	Credited Fixed Interest Rates
Individual Annuities, Fixed Rate Option	1.00% to 3.50%
Single Premium Deferred Annuity	1.35% to 3.30%
Dollar Cost Averaging	1.00% to 3.00%
Variable Life	1.50% to 4.10%
Group Universal Life	4.00% to 4.60%
Immediate Annuitizations Without Life Contingency, Fixed	1.50% to 5.00%
Fixed Indexed Annuity	2.45% to 4.60%

Product	Valuation Rates
Single Premium Immediate Annuities and Immediate Annuitizations With Life Contingency, Fixed	1.00% to 6.00%
Deferred Income Annuity, Fixed	1.50% to 4.50%

Guaranteed Minimum Benefits:

The Company issues variable annuity contracts with guaranteed minimum death benefits (GMDB) that guarantee either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).
b)	Ratchet including the optional Step-Up Death Benefit: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).
c)	Combination Rollup/Ratchet: the benefit is the greatest of the current account value, premiums paid increased with 3.00% simple interest each year (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

In November 2022, all except $8.5 million in account value of the Company’s in force individual variable annuity block, with $3.5 million of associated GMDB benefits, were reinsured with Talcott as part of a coinsurance/modified coinsurance agreement.

The Company issued the following guaranteed living benefits until February 2017. As part of the same coinsurance/modified coinsurance agreement with Talcott, all guaranteed living benefits in force were 100% reinsured.

GMWB

The GMWB contracts guarantee an annual withdrawal benefit up to a Guaranteed Withdrawal Amount (“GWA”) until the Guaranteed Withdrawal Benefit (“GWB”) is depleted, even if the Accumulation Value is reduced to zero through a combination of market declines and withdrawals. The GWB is either an account value based-ratchet (quarterly or annual) or a combination of an account value based-ratchet (quarterly or annual) and a roll-up at a specified interest rate.

Certain designs allow the withdrawals to continue for the lifetime of the policyholder even after the GWB is depleted.

B-9

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

GMIB

The Guaranteed Minimum Income Benefit (“GMIB”) contracts provide a guaranteed base that increases by the greater of an annual effective growth rate of 5.00% or the contract anniversary account value. The 5.00% growth rate has a cap of 2.5 times the net premium payments received less adjusted partial withdrawals. This base can only be accessed in duration ten or later in the form of a payout annuity.

Valuation Manual, Section 21 (VM-21) of the NAIC Valuation Manual specifies the requirements for principle-based reserves (PBR) for variable annuity contracts. Effective January 1, 2020, VM-21 contains revisions to the previous framework, Actuarial Guideline XLIII. VM-21 provides guidance on how to calculate reserves for Variable Annuities with both Living and Death Benefit Guarantees. The minimum reserves for all contracts is equal to the Stochastic Reserve plus an Additional Standard Projection Amount. The Stochastic Reserve is calculated using a principle based approach and company prudent estimate assumptions (except for prescribed asset defaults and spreads). It is calculated as the average of the greatest present value of accumulated deficiencies in the worst 30% of scenarios. The interest and equity scenarios are based on an NAIC prescribed scenario generator. The Stochastic Reserve is determined in aggregate for all contracts. The Additional Standard Projection Amount is meant as a guardrail to capture outliers via prescribed assumptions. This method re-estimates reserves in the stochastic framework using prescribed assumptions.

Key assumptions used in valuing the liability include full withdrawals, partial withdrawals, mortality, investment management fees and revenue sharing, expenses, fund allocations, and other policyholder behavior. Key assumptions needed in valuing the assets include reinvestment asset mix, reinvestment credit spreads, default rates, interest rates. At December 31, 2022, the Stochastic Reserve of $64 million was the final reserve and there was no Additional Standard Projection Amount required. Of this amount, $61 million was ceded to Talcott as part of the coinsurance agreement entered into in November 2022, the remaining balance is ceded to other third party reinsurers.

The Company elected the 36-month phase in period for the change in reserves that occurred on January 1, 2020, from adoption of VM-21. In 2022 and 2021, the Company recognized a decrease in reserve of $14 million which was included in “Change in reserve valuation basis” in the Statutory Basis Statements of Changes in Capital and Surplus.

Reserves for Life Contracts and Deposit-Type Contracts:

The Company waives deductions for deferred fractional premiums upon death of insured and returns a portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The Company currently issues variable life policies on lives classified as substandard. For scheduled policies issued with a flat extra premium, one half of such extra premium is held in addition to the standard mean reserve for the plan. Scheduled policies and riders issued on a substandard basis in percentage mortality classes are valued with factors based on the appropriate corresponding percentage mortality tables and stipulated interest rates and method.

As of December 31, 2022 and 2021, the Company had $362 million and $418 million, respectively, of insurance in force for which the gross premiums are less than the net premiums, according to the standard valuation set by the State of Delaware. The reserves to cover the above insurance equal $22 million and $25 million as of December 31, 2022 and 2021, respectively, which are included in “Reserves for policy benefits, deposit-type contracts and other contract liabilities,” in the Statutory Basis Balance Sheets. The Company does not utilize anticipated investment income as a factor in the calculation of these reserves. Instead, it utilizes a statutory premium deficiency reserve formula and interest rate assumption prescribed by Delaware insurance regulations.

The Tabular Interest, Tabular less Actual Reserve Released and Tabular Cost have been determined from the basic data for the calculation of policy reserves.

For the determination of Tabular Interest on funds not involving life for each valuation rate of interest, the Tabular Interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

B-10

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Both the annual premium variable life product and the variable whole life with modified scheduled premiums product were available in substandard classes. These products are not currently available for sale.

For both products, the Company charges an additional gross premium that is payable for the later of 20 years or to age 65. These additional premiums do not affect policy values.

For the annual premium variable life product, the Company holds two additional reserves:

1.	A reserve for the basic coverage. This reserve considers the extra mortality and the premium payment period of the additional premium.

2.	A reserve for the variable insurance account, which is essentially a paid-up life reserve.

For the variable whole life with modified scheduled premium product, the Company holds the reserve for the basic coverage. Actuarial Guideline XXXVII provides guidance on how to determine statutory reserve liabilities for GMDBs offered with variable life insurance products. This guideline codifies the basic interpretation of reserve liabilities for variable life GMDBs by clarifying the projection assumptions and methodologies that comply with the Standard Valuation Law. The guideline requires the reserve to be calculated using two approaches - a One-Year Term reserve recognizing a one third drop in separate account assets and the Attained Age Level Reserve (AALR). In calculating the reserves, the projection of policy values use valuation mortality for cost of insurance and the account values (general and separate) are projected at the valuation interest rate. The AALR method develops funding for the excess benefits (GMDB over benefits where there is no guarantee) by accumulating “payments” made each year that would fund the future shortfalls. Calculations for the “payments” are done on an attained age basis each year and take into account changes to the future requirements at the time of valuation and the accumulated balance (net of interest credited and mortality charges).

For the universal life with secondary guarantee products, the Company holds a UL CRVM reserve for the basic coverage and a liability for the secondary guarantees in accordance with Actuarial Guideline XXXVIII. The valuation mortality used is the Company experience as allowed in the Model and the interest is the maximum valuation interest rate.

For the term life and Variable Universal Life (“VUL”) with secondary guarantees policies issued from January 1, 2020, the Company holds a reserve for the basic coverage in accordance with VM-20 of the NAIC valuation manual. VM-20 requires the reserve to be the greater of Net Premium Reserve (NPR), Deterministic Reserve (DR) and the Stochastic Reserve (SR). NPR is a formulaic reserve based on assumptions set by NAIC. The DR is calculated using a principle based approach and company prudent estimate assumptions. Since the Company passes the Stochastic Exclusion Test (SET), the SR is not computed. As of December 31,2022 and 2021, the VM-20 reserves are $15 million and $32 million respectively.

Deposit-type contracts also include payout annuity without life contingencies with reserves gross of reinsurance of $159 million and $160 million as of December 31, 2022 and 2021, respectively. These payout annuities include term certain annuitizations of deferred annuities, stand-alone single premium immediate and deferred income annuities with no life contingent payments.

Investment Reserves:

In compliance with statutory requirements, the Company maintains the AVR and the IMR. The AVR is intended to stabilize policyholders’ surplus against market fluctuations in the value of equities and credit- related declines in the value of bonds and mortgage loans. Changes in the AVR are recorded directly to surplus. The IMR defers net after-tax realized capital gains (losses) which result from changes in the overall level of interest rates for fixed income investments and amortizes these net capital gains (losses) into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR. Any negative IMR amounts are treated as a non- admitted asset.

B-11

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Other Liabilities:

Other liabilities consist primarily of remittances, contingent tax liabilities, reinsurance payables, commissions payable, deferred and uncollected premiums ceded and accrued expenses.

Transfers from separate account due or accrued:

Transfers from separate account due or accrued are primarily separate account expense allowances (“VACARVM”- Variable Annuity Commissioners’ Annuity Reserve Method) of $22 million ($2 million net after reinsurance) and $43 million and fees receivables of $53 million ($9 million net after reinsurance) and $55 million as of December 31, 2022 and 2021, respectively.

Premiums and Other Revenues:

Premiums and annuity considerations are recognized for funds received primarily on variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance products. Corresponding transfers to or from separate accounts are a component of “Net transfers from separate accounts” in the Statutory Basis Statements of Operations.

Revenues also include service fees that are comprised of annual contract fees, charges for mortality and expenses based on separate account assets under management and administrative service fees received from the mutual funds that are investment options in the product separate accounts.

Federal Income Taxes:

The provision for federal income taxes is based on income from operations currently taxable. Realized gains and losses are reported net of the applicable federal income taxes. Deferred federal income tax assets are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with increases or decreases reflected as adjustments to surplus (See Note 6).

The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

Reinsurance:

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies (See Note 7).

Net Investment Income and Capital Losses:

Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or accretion of any discount using the interest method, adjusted retrospectively or prospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made. Net investment income is reduced by investment management expenses.

Realized investment gains and losses are reported in income based upon specific identification of securities sold. Realized losses include valuation adjustments for other-than-temporary declines in investments. Unrealized investment gains and losses on financial instruments carried at fair value represent changes in the reported fair value and are recorded directly to surplus.

B-12

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Out of period adjustment:

During 2022, the Company identified a waiver of premium overstatement relating to prior years.    A correction was recorded to decrease “Reserves for policy benefits, deposit-type contracts and other contract liabilities” and increase “Other liabilities” by $8 million and $2 million, respectively, and increase “Prior year adjustment” in Surplus by $6 million.

Reclassification:

Certain prior year amounts have been revised to correct a misclassification in revenue adjustments to conform to the current year presentation. The 2021 change in modified coinsurance reserves on Separate Accounts of $68 million (negative revenue) is included in “Reserve adjustment on reinsurance ceded” in the current year presentation in the Statutory Basis Statements of Operations and in Note 7 – Reinsurance Ceded. In the prior year financial statements, this balance was included in “Commissions and expense allowances on reinsurance ceded and other income” in the Statutory Basis Statements of Operations and in Note 7 – Reinsurance Ceded.

NOTE 3—INVESTMENTS

Bonds:

Investments are valued in accordance with methods prescribed by the Securities Valuation Office of the NAIC (“SVO”). The Company obtains the fair value of financial instruments held in its portfolio that are either carried at fair value on the face of the financial statements or disclosed in the notes to the financial statements at fair value, from a number of sources. These sources include published market quotes for active market exchange traded instruments, third party pricing vendors, investment banks that are lead market makers in certain markets, broker quotes and the use of internal valuation models that use market observable inputs when available and Company- derived inputs when external inputs are not available or deemed to be inaccurate. Unrealized gains and losses on investments carried at fair value are recorded directly in unassigned surplus. The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the fair value of the security has been less than cost; financial condition of the issuer; the near-term prospects for recovery of the fair value of a security; discounted estimated future cash flows; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in net realized capital gains (losses).

There were no securities with a 5GI NAIC designation as of December 31, 2022 and 2021.

Valuation methods for the various types of investments held are as follows:

Bonds are stated principally at amortized cost with bond premiums and discounts amortized using the scientific interest method. Those bonds that are rated 6 by the NAIC are reported at the lower of amortized cost or fair value. Mortgage-backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective and prospective adjustment method utilizing the Public Securities Association standard prepayment rates. There were ten securities that were sold, redeemed or disposed as a result of a call or tender offer with an aggregate amount of $1 million in investment income from prepayment penalties and acceleration fees as of December 31, 2022. There were twenty-three securities that were sold, redeemed or disposed as a result of a call or tender offer with an aggregate amount of $4 million in investment income from prepayment penalties and acceleration fees as of December 31, 2021.

Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from issuers or broker- dealers through information services or internal estimates and are consistent with current interest rates and the economic environment. There were eighteen securities that were sold, redeemed or disposed as a result of a call or tender offer with investment income of $2 million from prepayment penalties and acceleration fees as of

B-13

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 3—INVESTMENTS (CONTINUED)

December 31, 2022. There were nine securities that were sold, redeemed or disposed as a result of a call or tender offer with investment income of $4 million from prepayment penalties and acceleration fees as of December 31, 2021.

The Company changes from the retrospective method to the prospective method when an other than temporary impairment has been recorded on a structured loan-backed security.

The amortized cost basis and estimated fair value of bonds at December 31, 2022 and 2021 were as follows:

	Amortized Cost /Cost	Gross Unrealized		Estimated Fair Value
December 31, 2022		Gains	(Losses)
		(In millions)
U.S. Government	$131	$—	$(7)	$124
States, Territories and Possessions	1	—	—	1
U.S. Special Revenue	4	—	—	4
Industrial and Miscellaneous	2,813	5	(366)	2,452
Hybrid	2	—	—	2

Total Bonds	$2,951	$5	$(373)	$2,583

	Amortized Cost /Cost	Gross Unrealized		Estimated Fair Value
December 31, 2021		Gains	(Losses)
		(In millions)
U.S. Government	$109	$—	$—	$109
States, Territories and Possessions	1	—	—	1
U.S. Special Revenue	4	1	—	5
Industrial and Miscellaneous	3,180	388	(7)	3,561
Hybrid	5	1	—	6

Total Bonds	$3,299	$390	$(7)	$3,682

The Company invests in high quality securities that are diversified by asset class, issuer and industry. At December 31, 2022, approximately 4.45% of the portfolio was invested in securities issued or backed by the United States Government or its agencies. No other single issuer accounts for more than 1% of the portfolio at December 31, 2022.

The amortized cost and estimated fair value of bonds at December 31, by contractual maturity is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	2022
	Amortized Cost	Fair Value
	(In millions)
Due in one year or less	$75	$75
Due after one year through five years	483	457
Due after five years through ten years	396	355
Due after ten years	1,801	1,522
Sinking fund bonds, mortgage-backed securities and asset-backed securities	196	174

Total	$2,951	$2,583

B-14

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 3—INVESTMENTS (CONTINUED)

The net change in unrealized capital gains (losses) included in surplus for the years ended December 31, 2022 and 2021 are summarized as follows:

	2022	2021
	(In millions)
Changes in net unrealized capital gains attributable to:
Derivatives	$15	$30
Private equity	(2)	54
Tax effect on unrealized capital losses gains	(3)	(18)

Total change in net unrealized capital gains, net of tax	$10	$66

Proceeds from sales of bonds amounted to $428 million and $283 million for the years ended December 31, 2022 and 2021, respectively. Gross gains of $0 million and $6 million and gross losses of $30 million and $1 million were realized on sales of bonds for the years ended December 31, 2022 and 2021, respectively. These amounts are pre-tax and pre-IMR. Bond maturities and all other cash dispositions including sales amounted to $649 million and $505 million for the years ended December 31, 2022 and 2021, respectively.

There were no bond modifications treated as troubled debt restructuring during 2022 and 2021.

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, were as follows:

December 31, 2022	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$28	$—	$96	$(7)	$124	$(7)
U.S. Special Revenue	3	—	—	—	3	—
Industrial and Miscellaneous	2,231	(338)	88	(28)	2,319	(366)
Hybrid	2	—	—	—	2	—

Total Bonds	2,264	(338)	184	(35)	2,448	(373)

Total Temporarily Impaired Securities	$2,264	$(338)	$184	$(35)	$2,448	$(373)

December 31, 2021	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$107	$—	$—	$—	$107	$—
Industrial and Miscellaneous	196	(4)	37	(3)	233	(7)

Total Bonds	303	(4)	37	(3)	340	(7)

Total Temporarily Impaired Securities	$303	$(4)	$37	$(3)	$340	$(7)

The Company’s investment portfolio includes individual securities that are in an unrealized loss position and have not been recognized as other-than-temporary impairments. There were eighty-two securities in an unrealized loss position for greater than 12 months with a book value of $219 million and a fair value of $184 million as of December 31, 2022.

B-15

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 3—INVESTMENTS (CONTINUED)

There were thirty securities in an unrealized loss position for greater than 12 months with a book value of $40 million and a fair value of $37 million as of December 31, 2021.

In reaching the conclusion that these impairments are not other-than-temporary, management considered many factors including duration and severity of impairment, discounted cash flows, investment sector stability, and credit-worthiness, financial condition of issuer and intent and ability to hold to allow for recovery in value.

Mortgage Loans

Mortgage loans are valued at amortized cost. Valuation reserves are established for potential declines in the value of mortgage loans. As of December 31, 2022 and December 31, 2021, there were no valuation reserves established for any of the Company’s mortgage loans. There were no other-than-temporary impairments on mortgage loans at December 31, 2022 or 2021.

The Company’s $590 million and $595 million investments in mortgage loans on real estate on December 31, 2022 and December 31, 2021, respectively, consists of loans collateralized by commercial real estate properties. Of these amounts, $590 million and $593 million were mortgage loans in which the Company was a participant at December 31, 2022 and December 31, 2021, respectively. The Company was not a co-lender in any mortgage loans at December 31, 2022 or December 31, 2021.

The largest concentrations of commercial real estate mortgage loans were for properties located in California and Florida ($129 million or 21.9% and $91 million or 15.4%) at December 31, 2022. The largest concentrations of commercial real estate mortgage loans were for properties located in California and Texas ($141 million or 23.6% and $93 million or 15.7%) at December 31, 2021. The Company estimated the fair value of mortgage loans on real estate to be $543 million and $618 million at December 31, 2022 and December 31, 2021, respectively and are classified as Level 3 as discussed in Note 4. Fair value was determined based upon the present value of the scheduled future cash flows of each loan based on the average term to maturity discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage. Mortgage quality is determined by the loan’s loan to value ratio, debt service coverage ratio, location and property type. The minimum and maximum ranges of lending rates on new mortgage loans were between 3.47% and 5.75% originated during 2022. The maximum percentage of any single mortgage loan to the value of the security originated in 2022 was 72.3%.

Management monitors its mortgage loan portfolio on an ongoing basis for events or circumstances that could indicate that it will not receive all of its contractually due principal and interest payments in accordance with the loan agreements. In May and November of each year, the entire portfolio is screened based on debt service coverage, loan to value ratio, delinquency over 90 days and if there are indications that balloon payments due at maturity will not be made to determine if any other than temporary impairments might need to be recorded.

Interest received on impaired loans that were previously modified in a troubled debt restructuring is either applied against the principal or reported as revenue according to management’s judgment as to the collectability of principal. There were no mortgage loans with principal or interest payments that were past due for more than 30 days past on December 31, 2022 and 2021, respectively.

There were no restructured mortgage loans as of December 31, 2022 or December 31, 2021.

There were no taxes, assessments, or any amounts advanced not included in the mortgage loan total as of both December 31, 2022 and 2021.

B-16

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 3—INVESTMENTS (CONTINUED)

The following table set forth the credit quality indicators as of December 31, 2022 and December 31, 2021, based upon the recorded investment gross of allowance for credit losses.

Mortgag1e Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2022
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$130	$22	$10	$—	$3	$—	$165
50% - 59.99%	141	3	59	15	—	—	218
60% - 69.99%	88	25	18	56	10	—	197
70% - 79.99%	—	5	5	—	—	—	10
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$359	$55	$92	$71	$13	$—	$590

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2021
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X		Less than 1.0X		Grand Total
Loan-to-Value Ratio
0%-49.99%	$116	$15	$9	$7	$		$		$147
50%-59.99%	186	5	37	8		—		—	236
60%-69.99%	127	24	14	33		14		—	212
70%-79.99%	—	—	—	—		—		—	—
80%-89.99%	—	—	—	—		—		—	—
90%-100%	—	—	—	—		—		—	—
Greater than 100%	—	—	—	—		—		—	—

Total	$429	$44	$60	$48		$14		$—	$595

Net Investment Income:

Net investment income, including accrual of discount and amortization of premiums, arose from the following sources for the years ended December 31:

	2022	2021
	(In millions)
Bonds	$125	$129
Mortgage loans	24	26
Policy loans	5	5
Other (mainly private equities)	17	22

Total gross investment income	171	182
Less: investment expenses	(9)	(8)

Net investment income	$162	$174

B-17

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 3—INVESTMENTS (CONTINUED)

Net Realized Capital Losses from Investments:

Net realized losses from investments were derived from the following sources for the years ended December 31:

	2022	2021
	(In millions)
Bonds	$(32)	$3
Derivatives and other	(214)	(322)

Total net realized capital losses	(246)	(319)
Transfer from (to) IMR	25	(4)
Capital gain federal income tax expense	3	(2)

Net realized capital losses, net of tax and transfers to IMR	$(218)	$(325)

The net realized capital loss amount above includes other-than-temporary impairment loss of $1 million and $2 million for the years ended December 31, 2022 and December 31, 2021, respectively. The impairment for 2022 and 2021 relates to one private placement security in the bond portfolio.

Derivative Financial Instruments:

The Company enters into derivative transactions in order to mitigate (“hedge”) certain risks pertaining to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates and market volatility. Derivatives are either exchange traded or contracted over-the-counter. The majority of the Company’s over-the-counter derivatives are bilateral contracts between the Company and a single counterparty. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing counterparties.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e. at amortized cost). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or do not meet the qualifications for hedge accounting treatment are reported at fair value.

To qualify for hedge accounting the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge, the asset or liability being hedged, and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

Derivative transactions expose the Company to the risk that the counterparty may not be able to fulfill its obligations under the terms set forth in the contract. The Company manages this counterparty risk by entering into transactions with counterparties that maintain a minimum credit rating, by performing ongoing review of a counterparties’ credit standing, by adhering to established limits for credit exposure to any single counterparty and is requiring collateral posting subject to thresholds and minimum transfer amounts in accordance with counterparty agreements to support credit risk associated with counterparty exposures which further reduces the Company’s exposure to default by the counterparty. The Company’s off-balance sheet risk for the derivative instruments as of December 31, 2022 and 2021 were $0 million and $74 million, respectively. The Company is required to establish a margin account for all of its futures contracts. Any contract gains or losses due to the change in the value of futures are settled in cash on a daily basis. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments. The Company also does not have any derivatives contracts with financing premiums.

B-18

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 3—INVESTMENTS (CONTINUED)

Hedging – Not Designated As Hedging Instruments:

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or do not qualify for hedge accounting treatment. These derivative instruments are reported at fair value in the balance sheet as either other invested assets or other liabilities. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recorded.

Treasury futures are used to mitigate interest rate risk pertaining to guaranteed minimum benefit liabilities. Treasury futures obligate the Company to take or receive delivery of certain Treasury Bonds at a specified price at a future date.

Equity index futures are used to minimize the volatility associated with guaranteed minimum benefit liabilities. Equity index futures obligate the Company to pay or receive from a counterparty a cash amount based on a specified equity market index at a predefined price as of a future date applied to the notional amount of the contracts.

All of the futures contracts that the Company has entered into are exchange traded. Margin payments are required for futures contract and contract gains or losses are settled daily in cash, therefore the futures contracts are carried at zero value on the Company’s balance sheets. The contract amount of futures contracts represents the extent of the Company’s involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

Equity index options are used as a risk management strategy to minimize the volatility associated with the benefit liabilities of the Fixed Index Annuity (“FIA”) product. Equity index options give the Company the right but not the obligation to pay or receive from a counterparty a cash amount based on a specified equity market index at a predefined price as of a future date related to the notional amount of the contracts. Current indices include the S&P 500 and two volatility-controlled indices maintained by PIMCO and AB (Alliance Bernstein).

Interest rate swaptions are used to mitigate interest rate risk. Interest rate swaptions give the Company the right but not the obligation to enter into an interest rate swap on a specified date in the future with terms provided in the swaption agreement.

The effects of the Company’s use of derivative instruments on the Balance Sheets and Statements of Operations:

December 31, 2022
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
				(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	—	—	—	(11)	(263)	—
Equity index futures	—	—	—	26	74	—
Equity index options	6	—	—	—	—	—
Interest rate swaptions	—	—	—	—	(25)	—

Total Derivatives	$6	$—	$—	$15	$(214)	$—

B-19

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 3—INVESTMENTS (CONTINUED)

December 31, 2021
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	588	—	—	23	(49)	—
Equity index futures	920	—	—	7	(273)	—

Total Derivatives	$1,508	$—	$—	$30	$(322)	$—

Restricted Assets and Special Deposits:

The Company had admitted restricted assets of $4 million and $107 million at December 31, 2022 and 2021, respectively. Of these amounts, there were deposits with states as required by certain insurance laws of $4 million in 2022 and 2021, and pledged as collateral for futures trading of $0 million and $103 million in 2022 and 2021, respectively. These amounts are included in “Bonds” in the Statutory Basis Balance Sheets. Total admitted restricted assets were 0.04% and 0.75% of the Company’s total admitted assets at December 31, 2022 and 2021, respectively. There were no non-admitted restricted assets in 2022 and 2021.

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS

Repurchase Agreements:

The Company enters into repurchase agreements whereby securities will be resold at a specified date and price. There were no repurchase agreements outstanding as of December 31, 2022 and 2021.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1—inputs are quoted market prices available in active markets for identical assets or liabilities on the reporting date.

Level 2—inputs are quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—inputs are unobservable where there is little or no market activity for the asset or liability and the Company makes estimates and assumptions based on internally derived information.

The estimated fair values presented below have been determined using available information and valuation methodologies. The estimated fair value for financial instruments held by the Company was determined by management after considering the following sources of information: published market quotes for active exchange traded instruments, third party pricing vendors, quotes from investment banks that are lead market makers in certain markets, independent broker quotations, or the use of internal valuation models that use market observable inputs when available and Company derived inputs when external inputs are not available or deemed to be inaccurate. Considerable

B-20

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such amounts are management’s estimate of the value that would be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies from period to period based on available information and market conditions could have a material effect on the estimated fair values.

The following tables summarize the Company’s financial instruments carrying amount and estimated fair value/NAV hierarchy levels for the period ending December 31, 2022 and December 31, 2021:

	December 31, 2022
	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
			(In millions)
Assets
Bonds	$124	2,340	$119	$2,583	$—	$2,951
Mortgage Loans	—	—	543	543	—	590
Policy Loans	—	—	76	76	—	76
Surplus Notes investments	—	36	—	36	—	46
Cash, cash equivalents and short-term investments	(3)	87	—	84	—	84
Due and accrued investment income	—	33	—	33	—	33
Receivables for securities	—	1	—	1	—	1
Separate Account Assets	7,215		—	7,215	—	7,215

Total Assets	$7,336	$2,497	$738	$10,571	$—	$10,996

Liabilities
Deposit type contracts	$—	$—	$157	$157	$—	$115

Total Liabilities	$—	$—	$157	$157	$—	$115

B-21

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

	December 31, 2021
	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
			(In millions)
Assets
Bonds	$109	$3,444	$129	$3,682	$—	$3,299
Mortgage Loans	—	—	618	618	—	595
Policy Loans	—	—	79	79	—	79
Surplus Notes investments	—	43	—	43	—	49
Cash, cash equivalents and short-term investments	(20)	159	—	139	—	139
Due and accrued investment income	—	35	—	35	—	35
Receivables for securities	—	7	—	7	—	7
Separate Account Assets	9,696	—	—	9,696	—	9,696

Total Assets	$9,785	$3,688	$826	$14,299	$—	$13,899

Liabilities
Deposit type contracts	$—	$—	$170	$170	$—	$160

Total Liabilities	$—	$—	$170	$170	$—	$160

Bonds:

Estimated fair values for bonds, other than private placement securities are valued based on quoted prices from active markets when available (Level 1).

When the Company cannot obtain a quoted market price directly it relies on values provided by a third-party pricing vendor. This is the pricing source for the majority of the Company’s marketable securities. Prices received from a third-party vendor are generally considered to be Level 2.

Pricing vendors utilize pricing models developed for individual asset classes which incorporate available market data. These market inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data which include market research publications. The pricing vendor may obtain broker quotes for securities when sufficient information is not available to fully evaluate a security. For broker-quoted only securities, quotes from market makers or broker-dealers are obtained from sources recognized to be market participants.

Portfolio managers review the values assigned by the pricing vendor for reasonableness. In doing so, they compare the prices received from the pricing vendor to prices of similar securities, price ranges in that asset class or industry or prices from internally generated position reports. If there is a discrepancy with the price received from the vendor, the portfolio manager may communicate this difference to the pricing vendor and present the vendor with additional market data regarding that security in order to ensure the pricing vendor has sufficient information needed to accurately price the security. The pricing vendor will then independently validate and evaluate that data and determine if a price change is warranted.

B-22

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

In the rare instance when a portfolio manager finds a difference in his or her assessment of fair value and the vendor price, after performing the preceding procedures, the portfolio manager may request replacement of the vendor price by a supportable value that is believed to be more representative of the security price. Any replacement of the vendor price is subject to an internal approval process.

The fair values of private placement bonds are determined by using an internal pricing model or for a small amount of securities, assigned individual broker prices. There were five private placement bonds that were individually priced. These assigned individual prices are usually obtained from an external broker (“hand priced”) and are considered to be Level 3.

The significant inputs used for the internal pricing model consist of (i) a broker supplied price matrix, (ii) treasury rates and (iii) credit ratings from certain nationally recognized securities rating organizations (“NRSRO”) (“external ratings”) or a credit rating assigned internally by the Company’s Private Placement Investment Management Group (“internal ratings”).

Private placement bonds with an applicable external credit rating of BB or above, for which the corresponding matrix price is used, are classified as Level 2. A private placement bond with an applicable external credit rating of below BB is classified as Level 3 due to the limited amount of market data available for these securities.

Bonds are carried at amortized cost unless they are rated 6 by the NAIC SVO in which case they are reported at the lower of amortized cost or fair value. There were no bonds rated 6 by the NAIC SVO and carried at fair value for December 2022 and 2021.

Mortgage Loans:

The estimated fair value of the mortgage loan portfolio is derived primarily using a loan value matrix using significant unobservable inputs. The inputs used in the matrix include (1) the weighted average cash flow and average term to maturity for each individual loan; (2) a base spread over the U.S. Treasury rate and (3) an internally computed credit rating that is used to derive the appropriate credit spread. Mortgage loans were carried at amortized cost on December 31, 2022 and December 31, 2021 and are classified as Level 3.

Policy Loans:

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value and are classified as Level 3.

Surplus Note Investments:

The Company invests in surplus note issuances of other mutual insurance companies. These bond-like instruments are classified as Level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Cash, cash equivalents and short-term investments:

See Note 2 for information regarding cash, cash equivalents and short-term investments include cash deposit balances, short-term commercial paper, and other highly liquid debt instruments. Cash amounts are classified as Level 1. All remaining cash equivalents and short-term investments are classified as Level 2.

Due and accrued investment income:

Due and accrued investment income is either investment income earned and legally due to be paid to the Company as of the reporting date or investment income earned as of the reporting date but not legally due to be paid to the Company until after the reporting date. The Company expects to receive these amounts shortly after they become due

B-23

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

and is required to non-admit any balance that is over 90 days past due or charge it against income in the period that it is deemed uncollectible. Therefore, the Company considers these amounts short-term in nature and that the carrying value approximates fair value. This amount is classified as Level 2.

Receivables for securities

These receivables are amounts due from financial institutions for securities that were sold by the Company but the proceeds from the sale have not yet been received by the Company. Due to the short-term of the period in which the Company expects to receive these amounts it considers the carrying value of these balances to approximate fair value and are classified as Level 2.

Separate Accounts Assets:

The Company sponsors separate accounts that support certain products that it sells. The separate accounts invest in various registered mutual funds and non-registered collective investment funds managed by Park Avenue Institutional Advisers LLC (“PAIA”), an affiliated company, as well as unaffiliated third parties. The fair value of these investments is based upon the reported net asset values (“NAVs”) as provided by the fund manager.

The Company’s management reviews each mutual fund’s liquidity in order to determine the level those investments should be reported. Generally, actively traded registered mutual fund investments are considered a Level 1. Non-registered collective fund investments that have no redemption restrictions or fees associated with it and are open to new investors are considered a Level 2, and all other fund investments that do not meet the criteria of Level 1 or 2 are reported as Level 3. As of December 31, 2022 and 2021, none of the Separate Account investments are considered to be Level 3.

The following tables summarize the Company’s assets carried at fair value by their fair value hierarchy levels at December 31, 2022 and 2021:

December 31, 2022	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
			(In millions)
Assets at Fair Value
Separate accounts assets	$7,215	$—	$—	$7,215	$—	$7,215

Total Assets at Fair Value	$7,215	$—	$—	$7,215	$—	$7,215

December 31, 2021	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
			(In millions)
Assets at Fair Value
Separate accounts assets	$9,696	$—	$—	$9,696	$—	$9,696

Total Assets at Fair Value	$9,696	$—	$—	$9,696	$—	$9,696

Deposit Type Contracts

For annuities certain liabilities, fair values are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued and are classified as Level 3.

B-24

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2021 and 2020

NOTE 5—PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Gross deferred and uncollected insurance premiums represent premiums due to be received from policyowners through the next policy anniversary date. These premiums and annuity considerations are reinsured to The Guardian and outside parties (See Note 7). Net deferred and uncollected premiums ceded represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected premiums ceded at December 31, 2022 and 2022 were as follows:

	2022
Type	Gross	Net of Loading
	(In millions)
Ordinary new business	$11	$10
Ordinary renewal	17	(17)
Group life renewal	—	—

	2021
Type	Gross	Net of Loading
	(In millions)
Ordinary new business	$10	$10
Ordinary renewal	8	(11)

NOTE 6—INCOME TAXES

Consolidated Federal Income Tax Return:

The Company’s federal income tax return is consolidated with the following entities:

•	The Guardian Life Insurance Company of America,

•	Park Avenue Life Insurance Company,

•	Sentinel American Life Insurance Company,

•	Family Service Life Insurance Company,

•	Managed Dental Care of California,

•	Managed DentalGuard of Texas,

•	Managed DentalGuard of New Jersey,

•	Innovative Underwriters Inc.,

•	Berkshire Life Insurance Company of America,

•	First Commonwealth, Inc., and its subsidiaries,

•	Reed Group Ltd,

•	GIS Canada Holdings Corp, and

•	Guardian Abbey LLC.

The Company files a consolidated federal income tax return with its parent company, The Guardian. The Company has a written agreement, approved by the Company’s Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation. Pursuant to this agreement, the Company has the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur, or to recoup its net operating or capital losses carried forward as an offset to future net income or capital gains subject to federal income taxes.

The Internal Revenue Code limits the amount of non-life insurance losses that may offset life insurance company taxable income. The consolidated income tax liability is allocated among the members of the group pursuant to a tax

B-25

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 6—INCOME TAXES (CONTINUED)

allocation agreement. In accordance with the tax allocation agreement, each qualifying member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Subsidiary tax liabilities/benefits are settled subsequent to the filing of the federal income tax return.

The Inflation Reduction Act was enacted into law on August 16, 2022. This provision imposes a 15% Corporate

Alternative Minimum Tax (“CAMT”) on adjusted financial statement income (“AFSI”) for applicable corporation with average annual AFSI over a three-year period in excess of $1 billion effective for taxable years beginning after December 31, 2022. As of December 31, 2022, management has determined that Guardian Life Insurance Company and Subsidiaries does not expect to be subject to CAMT in 2023.

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes.

The Components of the Net Deferred Tax Assets (DTAs) recognized in the Company’s Assets, Liabilities, Surplus and Other Funds are as follows:

Description	December 31, 2022
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$106	$2	$108
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	106	2	108
Deferred Tax Assets Nonadmitted	7	—	7

Subtotal Net Admitted Deferred Tax Asset	99	2	101
Deferred Tax Liabilities (DTLs)	18	19	37

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$81	$(17)	$64

Description		December 31, 2021
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$140	$2	$142
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	140	2	142
Deferred Tax Assets Nonadmitted	30	—	30

Subtotal Net Admitted Deferred Tax Asset	110	2	112
Deferred Tax Liabilities	23	17	40

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$87	$(15)	$72

		Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$(34)	$—	$(34)
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	(34)	—	(34)
Deferred Tax Assets Nonadmitted	(23)	—	(23)

Subtotal Net Admitted Deferred Tax Asset	(11)	—	(11)
Deferred Tax Liabilities	(5)	2	(3)

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$(6)	$(2)	$(8)

B-26

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 6—INCOME TAXES (CONTINUED)

A valuation allowance is recorded if it is more likely than not that some portion or all of the deferred tax asset will not be realized. The Company’s management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

Admission calculation components SSAP No. 101 (Paragraph 11)

The Company follows the guidance in Statement of Statutory Accounting Principles No. 101 - Income Taxes, a replacement of SSAP No. 10R and SSAP No. 10 (“SSAP 101”). SSAP 101 include a similar calculation for limitation of gross deferred tax assets as SSAP 10R for insurers that maintain a minimum of 300% of their authorized control level Risk-Based Capital “RBC” computed without net deferred tax assets. The Company exceeded the 300% minimum RBC requirement at December 31, 2022 and 2021.

Description	December 31, 2022
(In millions), except percentages	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below) The lesser of:	63	1	64
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	63	1	64
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	74
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	36	1	37

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$99	$2	$101

	December 31, 2021
	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$1	$1
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	71	—	71
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	78	—	78
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	71
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	39	1	40

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$110	$2	$112

B-27

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 6—INCOME TAXES (CONTINUED)

Description		Change
(In millions), except percentages	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$(1)	$(1)
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	(8)	1	(7)
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	(15)	1	(14)
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	3
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	(3)	—	(3)

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$(11)	$—	$(11)

	2022	2021
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	1017%	630%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation	$564	$547

Impact of Tax Planning Strategies

	December 31, 2022
	Ordinary	Capital
(a) Determination of adjusted gross deferred assets and net admitted deferred tax assets, by tax character as a percentage of total.
(1) Adjusted Gross DTAs	$106	$2
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	0%	0%
(3) Net Admitted Adjusted Gross DTAs	99	2
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	51%	0%

Description	December 31, 2021
(In millions), except percentages	Ordinary	Capital
(1) Adjusted Gross DTAs	$140	$2
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	0%	0%
(3) Net Admitted Adjusted Gross DTAs	110	2
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	1%	0%

B-28

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 6—INCOME TAXES (CONTINUED)

Description	Change
(In millions), except percentages	Ordinary	Capital
(1) Adjusted Gross DTAs	$(34)	$—
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	0%	0%
(3) Net Admitted Adjusted Gross DTAs	(11)	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	50%	0%
Does the Company’s tax-planning strategies include the use of reinsurance?	Yes	No X
All DTL were recognized as of December 31, 2022 and 2021.

Current Tax and Change in Deferred Tax:

Current income taxes incurred consist of the following major components:

Description	2022	2021
	(In millions)
Federal income tax expense (benefit) on operations	$(60)	$—
Prior year overaccrual	(3)	(1)
Foreign tax	(2)	(1)

Current federal operations income tax expense (benefit)	(65)	(2)
Federal income tax expense (benefit) on capital gains (losses)	(5)	2
Prior year underaccrual	2	1

Current federal capital gain income tax expense (benefit)	(3)	3

Total current federal income tax expense (benefit)	$(68)	$1

B-29

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 6—INCOME TAXES (CONTINUED)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2022 and 2021 were as follows:

	2022	2021	Change
	(In millions)
DTAs Resulting from Book/Tax Differences in:
Ordinary:
Reserves	$54	$73	$(19)
GMWB Hedge	48	61	(13)
Policy acquisition costs	4	6	(2)
Other, (including items <5% of total ordinary tax assets)	—	—	—

Gross ordinary DTAs—(admitted and nonadmitted)	$106	$140	$(34)

Statutory valuation allowance adjustment—ordinary	—	—	—
Total ordinary DTAs—(nonadmitted)	7	30	(23)

Admitted ordinary DTAs	$99	$110	$(11)
Capital:
Investments	$2	$2	$—

Gross capital DTAs—(admitted and nonadmitted)	$2	$2	$—

Statutory valuation allowance adjustment—capital	—	—	—
Total capital DTAs—(nonadmitted)	—	—	—

Admitted capital DTAs	2	2	—

Total admitted DTAs	$101	$112	$(11)

DTLs Resulting from Book/Tax Differences in:
Ordinary:
Market discount	$1	$1	$–
Reserves Transition Adjustment (8 Year)	11	16	(5)
Section 481(a) adjustment	3	5	(2)
Other, (including items <5% of total ordinary tax assets)	3	1	2

Total Ordinary DTLs	$18	$23	$(5)

Capital:
Unrealized capital gains	15	15	—
Other	4	2	2

Capital DTL	19	17	2

Total DTL	$37	$40	$(3)

Net admitted DTAs	$64	$72	$(8)

The change in net deferred Federal income taxes is comprised of the following:

	2022	2021	Change
	(In millions)
Adjusted gross deferred tax assets	$108	$142	$(34)
Total deferred tax liabilities	37	40	(3)

Net deferred tax assets	$71	$102	(31)

Tax effect of unrealized capital gains			3

Change in net deferred federal income tax			$(28)

B-30

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 6—INCOME TAXES (CONTINUED)

Contingent Tax Liabilities:

As of December 31, 2022, the Company had no unrecognized tax benefits and related interest expense.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. For the years ended December 31, 2022 and 2021, the Company recognized approximately $0 million and $0.01 million in interest and penalties, respectively. The Company has approximately $0 million and $0.05 million accrued for payment of interest and penalties as of December 31, 2022 and 2021, respectively.

The Company does not anticipate any significant changes to its tax contingencies within the next 12 months.

The Guardian files U.S. federal income tax returns along with various state and local income tax returns. The Company’s federal income tax returns are routinely examined by the Internal Revenue Service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed its examinations for tax year 2012 and 2014 in 2021. There were no material effects on the Company’s consolidated financial position and results of operations as a result of these examinations. Tax years 2015 through 2021 are subject to examination by the IRS. The Company believes that it has established adequate tax liabilities for uncertain tax positions for all open years.

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant book to tax adjustments causing this difference is the following:

	2022	Effective Tax Rate
	(In millions)
Net gain from operations after dividends to policyholders and before Federal income tax @ 21%	$17
Net realized capital losses @ 21%	(47)

Provision calculated at statutory rate	$(30)	21%
Dividends received deduction	(6)	4%
Interest Maintenance Reserve	(6)	4%
Reserve Surplus Adjustment	4	-3%
Other	(2)	2%

Total	$(40)	28%

Total current federal income tax benefit	$(68)	48%
Change in net deferred federal income taxes expense	28	-20%

Total statutory income tax benefit	$(40)	28%

B-31

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 6—INCOME TAXES (CONTINUED)

Operating Loss and Tax Credit Carryforwards:

As of December 31, 2022, the Company does not have any net ordinary loss carryforwards, capital loss carryforwards or tax credit carryforwards.

The following are income taxes incurred in prior years that are available for recoupment in the event of future net losses:

Year	Ordinary	Capital	Total
		(In millions)
2022	$—	$—	$—
2021	—	4	4
2020	—	—	—

Total	$—	$4	$4

As of December 31, 2022, the Company does not have any deposits admitted pursuant to the Internal Revenue Code Section 6603.

NOTE 7—REINSURANCE CEDED

The Company entered into coinsurance, modified coinsurance and yearly renewable term agreements with The Guardian and outside parties to provide for reinsurance of selected variable and fixed annuity contracts, group life and individual life policies. Under the terms of the modified coinsurance agreements, reserves ceded and corresponding assets held by the Company amounted to $7,117 million and $523 million at December 31, 2022 and 2021, respectively. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

The Company has an Individual Life Yearly Renewable Term reinsurance agreement with The Guardian. Under the terms of the agreement, GIAC cedes The Guardian a 90.00% quota share of the mortality risk on its secondary guarantee flexible premium universal life insurance business.

On November 1, 2022, the Company entered a reinsurance transaction with Talcott whereby the Company ceded a 100% quota share of virtually all liabilities related to the variable annuity business, including fixed payout options elected by this block, after the transaction closing date. General account liabilities of $564 million were reinsured using coinsurance and $6.7 billion of separate account liabilities were transferred using modified coinsurance. The Company also transferred invested assets with a fair market value of $408 million and cash of $121.5 million to Talcott to fund the coinsurance premium. The reinsurance transaction does not extinguish the Company’s primary contractual liability. Upon closing, the Company recognized a loss of $65 million, which was included in “Cash flows from operating activities” in the Statutory Basis Statements of Cash Flows and “Income before operations before federal income taxes and realized capital losses from investments” which included transferred IMR of $24.5 million.

B-32

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 7—REINSURANCE CEDED (CONTINUED)

The following are the effect of the Talcott initial settlement upon closing, on the components of the Company’s gains (losses) from operations in the accompanying Statutory Basis Statements of Operations:

2022
(In millions )
Premium ceded	$(529)
Initial Modco Premium	(6,722)

Premiums and annuity considerations	(7,251)
Reserve adjustments on reinsurance ceded	6,655

Total Revenues	(596)

Policyholder and contract benefits	(564)
Commissions and other expenses	33

Total benefits and expenses	(531)

Net loss on operations from reinsurance ceded	(65)

The effect of these reinsurance cession agreements, on the components of the Company’s gains (losses) from operations in the accompanying Statutory Basis Statements of Operations were as follows:

	2022			2021
	The Guardian	Outside Parties	Total	The Guardian	Outside Parties	Total
			(In millions)
Premiums and annuity considerations	$(23)	$(7,921)	$(7,944)	$(26)	$(282)	$(308)
Reserve adjustments on reinsurance ceded	(22)	6,501	6,479	(21)	—	(21)
Commissions and expense allowances on reinsurance ceded and other income	4	29	33	5	12	17

Total Revenues	(41)	(1,391)	(1,432)	(42)	(270)	(312)

Policyholder and contract benefits	(47)	(185)	(232)	(36)	(11)	(47)
Increase in aggregate reserves	(9)	(1,192)	(1,201)	(5)	(284)	(289)
Commissions and other expenses	—	35	35	—	2	2

Total expenses	(56)	(1,342)	(1,398)	(41)	(293)	(334)

Net gain (loss) on operations from reinsurance ceded	$15	$(49)	$(34)	$(1)	$23	$22

B-33

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 8—RELATED PARTY TRANSACTIONS

General Operating Expense Agreement:

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $92 million and $42 million in 2022 and 2021, respectively, which are in “General insurance expenses” and “Commissions and other expenses” in the Statutory Basis Statements of Operations, of which $7 million is included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2022 and $7 million is included in “Due from parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2021.

Assets Under Management:

PAIA, a wholly-owned subsidiary of Guardian Investor Services (“GIS”), serves as the investment adviser to the Guardian VIP Trust funds. The funds within the VIP Trust are offered through variable insurance products issued by the Company. At December 31, 2022, and 2021, approximately $5,382 million and $5,531 million or 74.59% or 57.04%, respectively, of the Company’s separate account assets under management were invested in affiliated mutual funds that are advised by PAIA.

Capital:

For the years ended December 31, 2022 and 2021, the Company received a total of $60 million and $20 million, respectively, from the Guardian as an additional paid-in and contributed surplus, which is reflected under “Cash flows from financing and miscellaneous activities” in the Statutory Basis Statements of Cash Flows.

Revenue Sharing Agreement:

The Company has a revenue sharing agreement with PAIA whereby PAIA allocates revenue to GIAC for the Guardian Variable Products Trust Funds that are offered through GIAC’s variable insurance products separate accounts. For the years ended December 31, 2022 and 2021, such revenue amounted to $11.6 million and $12.4 million, respectively, which is reflected in “Service fees” in the Statutory Basis Statements of Operations.

Investment Management Services Agreement

Effective October 1, 2022, the Company entered into an agreement with PAIA, whereby PAIA provides investment management services for the Company’s general account assets. The amount charged for these services amounted to $3 million in 2022, which are in “Net investment income” in the Statutory Basis Statements of Operations of which $0 million is included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2022.

Line of Credit:

The Company (Borrower) has a revolving line of credit agreement with The Guardian (Lender) for $750 million. On January 3, 2022, there was an amended and restated note to the terms of the credit agreement which state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.00% if a Prime Rate Loan; (b) the Term SOFR Rate plus 1.11448% if a Term SOFR Rate Loan with an interest period of one month; (c) the Term SOFR Rate plus 1.26161% if a Term SOFR Rate Loan with an interest period of three months; or (d) the Term SOFR Rate plus 1.42826% if a Term SOFR Rate Loan with an interest period of six months. In the event any drawing on the line of credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in monthly installments on the last day of each month or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender notifies the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. As of December 31, 2022 and 2021, the amount of drawings on the line of credit amounted to $74 million and $0 million, respectively, are included in “Intercompany borrowed

B-34

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 8—RELATED PARTY TRANSACTIONS (CONTINUED)

funds” in the Statutory Basis Balance Sheets. Interest expense and commitment fees of $1.6 million and $0.5 million in 2022 and 2021, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations.

Commission:

The Company has a selling agreement with PAS. The Company authorizes PAS’ registered representatives who are also insurance agents, to solicit and sell certain insurance and annuity contracts on behalf of the Company (See Note 1). For the years ended December 31, 2022 and 2021, the Company paid commissions to PAS which amounted to $14 million and $17 million, respectively, which is included in “Commissions and other expenses” in the Statutory Basis Statements of Operations.

Settlement of Intercompany Transactions:

In accordance with NAIC SAP, all transactions between related parties are required to have a written agreement that provides for a timely settlement of amounts owed, including a specific due date. Amounts over 90 days due are to be non-admitted along with any uncollected receivable from a related party that is not part of a written agreement. The Company has determined that written agreements are in place for all intercompany transactions and that these written agreements contain specific due dates. As of December 31, 2022, no intercompany receivable due to the Company is over 90 days past due.

NOTE 9—SEPARATE ACCOUNTS

General Nature and Characteristics of Separate Account Business:

Separate and variable accounts held by the Company represent primarily funds for which there are no guarantees. The assets of the Company’s separate accounts are carried at book value, which approximates fair value.

In accordance with the products/transactions recorded within the separate accounts, all assets are considered legally insulated from the general account. The legal insulation of the separate accounts assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2022 and 2021, the Company’s separate accounts statement included legally insulated assets of $7,215 million and $9,696 million, respectively, of which $3 million and $3 million, respectively, were the additional amounts being transferred into the Company’s separate accounts from the general account of the Company. These amounts represent mortality risk fully borne by the Company’s general account and may result in additional amounts being transferred into the Company’s separate accounts to cover greater longevity of annuitants than expected. Conversely, if the amounts allocated exceed the amounts required, transfers may be made to the Company’s general account. There was no seed money due to the general account of the Company from the Company’s separate accounts in 2022 and 2021. Fees and expenses due or accrued to the Company’s general account were $75 million and $98 million as of December 31, 2022 and 2021, respectively.

In accordance with the products/transaction recorded within the separate accounts, some separate accounts liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate accounts have paid risk charges of $211 million and $250 million for the years ended December 31, 2022 and 2021, respectively.

The general account of the Company paid $0 million and $1 million towards separate accounts guarantees for the years ended December 31, 2022 and 2021, respectively.

The Company does not engage in securities lending transactions within the separate accounts.

B-35

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 9—SEPARATE ACCOUNTS (CONTINUED)

Information regarding the separate accounts of the Company for the years ended December 31, 2022 and 2021 were as follows:

December 31, 2022	Non-indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
		(In millions)
Premium, considerations and deposits for the year ended:	$—	$39	$39

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$7,081	$7,081
Market value/not subject to discretionary withdrawals	—	56	56

Total reserves for separate accounts	—	7,137	7,137

Charges for investment management administration and contract guarantees	—	53	53
Accrued expense allowances	—	22	22

Separate accounts liabilities	$—	$7,212	$7,212

December 31, 2021	Non-Indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
		(In millions)
Premium, considerations and deposits for the year ended:	$—	$51	$51

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$9,528	$9,528
Market value/not subject to discretionary withdrawals	—	67	67

Total reserves for separate accounts	—	9,595	9,595

Charges for investment management administration and contract guarantees	—	55	55
Accrued expense allowances	—	43	43

Separate accounts liabilities	$—	$9,693	$9,693

B-36

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 9—SEPARATE ACCOUNTS (CONTINUED)

The following represents a reconciliation of net transfers from the Company to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Annual Statement:

	2022	2021
	(In millions)
Transfers to separate accounts:
Non-indexed guarantee less than/equal to 4%	$—	$—
Non-guaranteed separate accounts	39	51
Transfers from separate accounts:
Non-indexed guarantee less than/equal to 4%	—	—
Non-guaranteed separate accounts	(1,025)	(1,448)

Net transfers from separate accounts	(986)	(1,397)

Reconciling Adjustments:
Mortality and expense guarantees—variable	103	133
Administrative fees—variable annuity	95	103
Cost of insurance	13	13

Total adjustments	211	249

Net transfers from separate accounts as reported in the Statutory Basis Statements of Operations of the Company	$(775)	$(1,148)

B-37

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity actuarial reserves and deposit type contract funds and other liabilities without life or disability contingencies as of December 31, 2022 and 2021 were as follows:

	As of December 31, 2022
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percentage of Total
		(In millions)
A. Individual Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$736	$—	$—	$736	7%
b. At book value less current surrender charge of 5% or more	4	—	—	4	0%
c. At fair value	—	6,561	—	6,561	59%

d. Total with market value adjustment or at fair value (Total of a through c)	740	6,561	—	7,301	66%
e. At book value without adjustment (with minimal or no charge or adjustment)	578	—	—	578	5%
(2) Not subject to discretionary withdrawal	3,158	56	—	3,214	29%

(3) Total (gross: direct + assumed)	4,476	6,617	—	11,093	100%
(4) Reinsurance ceded	1,475	—	—	1,475

(5) Total (net) (3)- (4)	$3,001	$6,617	$—	$9,618	100%
(6) Amount included in A(1)b above that will be move to A(1)e in the year after the statement date	$—	$—	$—	$—
B. Group Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—		0%
c. At fair value	—	9	—	9	25%

d. Total with market value adjustment or at fair value (Total of a through c)	—	9	—	9	25%

e. At book value without adjustment (with minimal or no charge or adjustment)	27	—	—	27	75%
(2) Not subject to discretionary withdrawal	—	—	—	—	0%

(3) Total (gross: direct + assumed)	27	9	—	36	100%
(4) Reinsurance ceded	—	—	—	—

(5) Total (net) (3)- (4)	$27	$9	$—	$36	100%
C. Deposit-Type Contracts (no life contingencies):
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	—	—	—	0%

d. Total with market value adjustment or at fair value (Total of a through c)	—	—	—	—	0%
e. At book value without adjustment (with minimal or no charge or adjustment)	58	—	—	58	36%
(2) Not subject to discretionary withdrawal	101	—	—	101	64%

(3) Total (gross: direct + assumed)	159	—	—	159	100%
(4) Reinsurance ceded	44	—	—	44

(5) Total (net) (3)- (4)	$115	$—	$—	$115	100%
Total annuity actuarial reserves and deposit liabilities:	$3,143	$6,626	$—	$9,769

Reconciliation of total annuity actuarial reserves and deposit liabilities:
Life and Accident & Heath Annual Statement	$3,143	$—	$—	$3,143
Separate Accounts Annual Statement	—	6,626	—	6,626

Total annuity actuarial reserves and deposit liabilities:	$3,143	$6,626	$—	$9,769

B-38

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS (CONTINUED)

	As of December 31, 2020
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percentage of Total
		(In millions)
A. Individual Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$351	$—	$—	$351	3%
b. At book value less current surrender charge of 5% or more	4	—	—	4	0%
c. At fair value	—	8,887	—	8,887	70%

d. Total with market value adjustment or at fair value (Total of a through c)	355	8,887	—	9,242	73%
e. At book value without adjustment (with minimal or no charge or adjustment)	622	—	—	622	5%
(2) Not subject to discretionary withdrawal	2,763	67	—	2,830	22%

(3) Total (gross: direct + assumed)	3,740	8,954	—	12,694	100%
(4) Reinsurance ceded	350	—	—	350

(5) Total (net) (3)- (4)	$3,390	$8,954	$—	$12,344	100%
(6) Amount included in A(1)b above that will be move to A(1)e in the year after the statement date	$—	$—	$—	$—
B. Group Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	11	—	11	26%

d. Total with market value adjustment or at fair value (Total of a through c)	—	11	—	11	26%
e. At book value without adjustment (with minimal or no charge or adjustment)	32	—	—	32	74%
(2) Not subject to discretionary withdrawal	—	—	—	—	0%

(3) Total (gross: direct + assumed)	32	11	—	43	100%
(4) Reinsurance ceded	—	—	—	—

(5) Total (net) (3)- (4)	$32	$11	$—	$43	100%
C. Deposit-Type Contracts (no life contingencies):
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	—	—	—	0%

d. Total with market value adjustment or at fair value (Total of a through c)	—	—	—	—	0%
e. At book value without adjustment (with minimal or no charge or adjustment)	65	—	—	65	41%
(2) Not subject to discretionary withdrawal	95	—	—	95	59%

(3) Total (gross: direct + assumed)	160	—	—	160	100%
(4) Reinsurance ceded	32	—	—	32

(5) Total (net) (3)- (4)	$128	$—	$—	$128	100%

Total annuity actuarial reserves and deposit liabilities:	$3,550	$8,965	$—	$12,515

Reconciliation of total annuity actuarial reserves and deposit liabilities:
Life and Accident & Heath Annual Statement	$3,550	$—	$—	$3,550
Separate Accounts Annual Statement	—	8,965	—	8,965

Total annuity actuarial reserves and deposit liabilities:	$3,550	$8,965	$—	$12,515

B-39

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS (CONTINUED)

Withdrawal characteristics of life actuarial reserves as of December 31, 2022 and 2021 were as follows:

	As of December 31, 2022			As of December 31, 2021
	General Account			General Account
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(In millions)				(In millions)
A. Subject to discretionary withdrawal, surrender values, or policy loans:
(1) Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
(2) Universal Life	12	12	12	12	12	12
(3) Universal Life with Secondary Guarantees	35	29	298	38	31	288
(4) Indexed Universal Life	—	—	—	—	—	—
(5) Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
(6) Indexed Life	—	—	—	—	—	—
(7) Other Permanent Cash Value Life Insurance	—	—	—	—	—	—
(8) Variable Life	12	12	12	14	14	15
(9) Variable Universal Life	79	78	86	79	78	86
(10) Miscellaneous Reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal or no cash values:
(1) Term Policies with Cash Value	—	—	13	—	—	29
(2) Accidental Death Benefits	—	—	—	—	—	—
(3) Disability—Active Lives	—	—	2	—	—	10
(4) Disability—Disabled Lives	—	—	1	—	—	1
(5) Miscellaneous Reserves	—	—	128	—	—	32

C. Total (gross: direct + assumed)	138	131	552	143	135	473
D. Reinsurance ceded	—	—	311	—	—	234

E. Total (net) (C)—(D)	$138	$131	$241	$143	$135	$239

B-40

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS (CONTINUED)

	As of December 31, 2022			As of December 31, 2021
	Separate Account - Nonguaranteed			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
(In millions)
A. Subject to discretionary withdrawal, surrender values, or policy loans:
(1) Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
(2) Universal Life	—	—	—	—	—	—
(3) Universal Life with Secondary Guarantees	—	—	—	—	—	—
(4) Indexed Universal Life	—	—	—	—	—	—
(5) Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
(6) Indexed Life	—	—	—	—	—	—
(7) Other Permanent Cash Value Life Insurance	—	—	—	—	—	—
(8) Variable Life	142	142	142	173	173	173
(9) Variable Universal Life	371	369	369	459	456	456
(10) Miscellaneous Reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal or no cash values:
(1) Term Policies with Cash Value	—	—	—	—	—	—
(2) Accidental Death Benefits	—	—	—	—	—	—
(3) Disability—Active Lives	—	—	—	—	—	—
(4) Disability—Disabled Lives	—	—	—	—	—	—
(5) Miscellaneous Reserves	—	—	—	—	—	—

C. Total (gross: direct + assumed)	513	511	511	632	629	629
D. Reinsurance ceded	—	—	—	—	—	—

E. Total (net) (C)—(D)	$513	$511	$511	$632	$629	$629

There were no Separate Account guaranteed for life actuarial reserves as of December 31, 2022 and 2021.

NOTE 11—COMMITMENTS

The Company had commitments to fund mortgage loans or other investments in the normal course of business, which totaled $97 million and $113 million in 2022 and 2021, respectively.

NOTE 12—LITIGATION

The Company is engaged in various disputes, litigations, inquiries from governmental authorities and other proceedings arising out of the Company’s business. These matters could result in losses, monetary damages, fines, penalties or changes in the business operations of the Company. Due to the uncertainties inherent in these disputes, it is difficult to determine the ultimate loss the Company will experience. The Company evaluates each matter and establishes an accrual where a loss is probable and the amount can be reasonably estimated. In the opinion of Management, based on current information at December 31, 2022, any losses resulting from such disputes would not have a material adverse effect on the financial position of the Company.

B-41

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2022 and 2021

NOTE 12—LITIGATION (CONTINUED)

The Company also evaluates these matters for a reasonably possible range of loss. Due to the uncertainties inherent in these matters, such as timing of discovery and court decisions, the Company is not able to ascertain a reasonably possible range of loss for each matter. In the opinion of Management, as of December 31, 2022, the aggregate range of reasonably possible loss for those matters it is able to provide an estimate for is not material to the Company’s financial position.

NOTE 13—FINANCIAL INFORMATION

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance.

Under the Delaware Insurance Law, the maximum amounts of distributions that can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10.00% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment losses). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2022, the maximum amount of dividends the Company could pay The Guardian in 2023 without prior approval from the state insurance regulatory authorities was $78 million.

NOTE 14—SUBSEQUENT EVENTS

The Company considers events occurring after the balance sheet date but prior to February 21, 2023, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events for the year ended December 31, 2022.

B-42

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Annual Statement for the Year Ended December 31, 2022

Supplemental Schedule of Assets and Liabilities

Schedule 1—Selected Financial Data

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

	2022	Annual Statement References
Investment Income Earned		Exhibit of Net Investment Income
U.S. Government bonds	$1,319,407
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	123,547,271
Bonds of affiliates	—
Preferred stocks (unaffiliated)	—
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	—
Mortgage loans	24,283,019
Real estate	—
Contract loans	5,026,472
Cash, cash equivalents and short-term investments	2,609,260
Derivative instruments	—
Other invested assets	15,205,087
Aggregate write-ins for investment income	(261,248)

Total gross investment income	$171,729,268

Real Estate Owned—Statement Value	—	Schedule A

Mortgage Loans—Book Value
Farm mortgages	$—	Schedule B
Residential mortgages	—
Commercial mortgages	590,252,741

Total mortgage loans	$590,252,741

Mortgage Loans by Standing—Book Value
Good standing	$—	Schedule B
Interest overdue more than 3 months, not in foreclosure	—
Foreclosure in process	—

Total mortgage loans	$—

Other Long-Term Invested Assets- Statement Value	198,449,894	Schedule BA, Part 1
Bonds and Stocks of Parents, Subsidiaries and Affiliates—Book Value		Schedule D, Summary by Country
Bonds	—
Preferred stocks	—
Common stocks	—

B-43

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Annual Statement for the Year Ended December 31, 2022

Supplemental Schedule of Assets and Liabilities

Schedule 1—Selected Financial Data

	2022	Annual Statement References
Bonds and Short-Term Investments by Class & Maturity		Schedule D, Part 1A, Sec. 1
Bonds by Maturity—Statement Value
Due within one year or less	$179,695,849
Over 1 year through 5 years	527,125,309
Over 5 years through 10 years	442,620,717
Over 10 years through 20 years	403,141,251
Over 20 years	1,486,134,371

Total by Maturity	$3,038,717,497

Bonds by Class—Statement Value
Class 1	$1,626,898,171
Class 2	1,348,668,286
Class 3	44,668,519
Class 4	15,934,196
Class 5	2,548,325
Class 6	—

Total by Class	$3,038,717,497

Total Bonds Publicly Traded	1,209,191,813
Total Bonds Privately Placed	417,706,358
Preferred Stocks—Fair Value	—	Schedule D, Part 2, Sec. 1
Common Stocks—Fair Value	—	Schedule D, Part 2, Sec. 2
Short-Term Investments - Book Value	300,000	Schedule DA, Part 1
Options, Caps Floors, Collars, Swaps and Forwards	—	Schedule DB, Part A, Sec. 1
Financial Futures Contracts Open—Current Price	—	Schedule DB, Part B, Sec. 1
Cash on Deposit	(3,497,672)	Schedule E—Part 1

Life Insurance in Force (Net of Reinsurance)		Exhibit of Life Insurance
Industrial	—
Ordinary	58,058,168
Credit Life	—
Group Life	13,057
Amount of Additional Accidental Death Insurance In Force under Ordinary Policies	15,042	Exhibit of Life Insurance
Life Insurance Policies with Disability Provisions In Force		Exhibit of Life Insurance
Industrial	—
Ordinary	48,142,928
Credit Life	—
Group Life	123,938

B-44

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Annual Statement for the Year Ended December 31, 2022

Supplemental Schedule of Assets and Liabilities

Schedule 1—Selected Financial Data

	2022	Annual Statement References
Supplementary Contracts in Force		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Ordinary—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Ordinary—Involving Life Contingencies
Income Payable	—
Group—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Group—Involving Life Contingencies
Income Payable	—

Annuities—Ordinary		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Immediate
Amount of Income Payable	196,487,239
Deferred—Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	7,832,832,020

Annuities—Group		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A& H and Other Policies
Amount of Income Payable	—
Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	36,400,431
Accident and Health Insurance—Premiums in Force
Group	—
Credit	—
Other	—

Deposit Funds and Dividend Accumulations		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Deposit Funds—Account Balance	159,150,090
Dividend Accumulations—Account Balance	—

B-45

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2022

Section 2. Investment Risk Interrogatories

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	State the reporting entity’s total admitted assets as reported on page two of the annual statement.

$4,131,147,977.

2.	State the ten largest exposures to a single issuer/borrower/investment.

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	Abbvie Inc	Bonds	$28,824,185	0.7%
b.	Mars Inc	Bonds	$28,233,027	0.7%
c.	CVS Caremark Corp	Bonds	$27,376,423	0.7%
d.	Shell International Fin	Bonds	$27,218,115	0.7%
e.	Bristol-Myers Squibb Co	Bonds	$26,871,841	0.7%
f.	Kroger Co.	Bonds	$26,668,444	0.6%
g.	Amgen Inc	Bonds	$26,588,591	0.6%
h.	AIG	Bonds	$25,204,753	0.6%
i.	Procter & Gamble Co	Bonds	$24,991,530	0.6%
j.	Lowe’s Companies	Bonds	$24,648,534	0.6%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage of Total Admitted Assets	Preferred Stocks	Amount	Percentage of Total Admitted Assets
NAIC-1	$1,626,898,171	39.4%	P/RP-1	$—	0.0%
NAIC-2	$1,348,668,286	32.6%	P/RP-2	$—	0.0%
NAIC-3	$44,668,519	1.1%	P/RP-3	$—	0.0%
NAIC-4	$15,934,196	0.4%	P/RP-4	$—	0.0%
NAIC-5	$2,548,325	0.1%	P/RP-5	$—	0.0%
NAIC-6	$—	0.0%	P/RP-6	$—	0.0%

4.	Assets held in foreign investments:

	Amount	Percentage
a. Are assets held in foreign investments less than 2.5% of the entity’s total admitted assets? Yes { } No {X}
b. Total admitted assets held in foreign investments	$301,102,027	7.3%
c. Foreign-currency-denominated investments	$—	0.0%
d. Insurance liabilities denominated in that same foreign currency	$—	0.0%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1	$281,403,782	6.8%
Countries rated NAIC-2	$19,698,245	0.5%
Countries rated NAIC-3 or below	$—	0.0%

B-46

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2022

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1:
Country: United Kingdom	$100,327,772	2.4%
Country: Netherlands	$49,825,981	1.2%
Countries rated NAIC-2:
Country: Mexico	$17,598,246	0.4%
Country: Turks & CAICOS	$2,099,999	0.1%
Countries rated NAIC-3 or below
Country:	$—	0.0%
Country: Turkey	$—	0.0%

7.	Aggregate unhedged foreign currency exposure:

Amount	Percentage
$—	0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1	$—	0.0%
ii. Countries rated NAIC-2	$—	0.0%
iii. Countries rated NAIC-3 or below:	$—	0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1:
Country: France	$—	0.0%
ii. Countries rated NAIC-2:
Country:	$—	0.0%
iii. Countries rated NAIC-3 or below
Country:	$—	0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	Issuer	NAIC Rating	Amount	Percentage
1.	Shell International Fin	1FE	$27,218,115	0.7%
2.	Vodafone Grp	2FE	$15,831,758	0.4%
3.	Astrazeneca	1FE	$10,017,405	0.2%
4.	BP Capital Markets PLC	1FE	$8,109,347	0.2%
5.	Xlit LTD	1FE	$7,052,718	0.2%
6.	Lloyds TSB GR-AD	1FE	$5,962,585	0.1%
7.	Coca-Cola FEMSA SAB CV	1FE	$5,691,844	0.1%
8.	Johnson Controls	2FE	$5,619,251	0.1%
9.	Siemens Financierings Mat	1FE	$5,578,636	0.1%
10.	Standard Chartered PLC	2FE	$5,205,729	0.1%

B-47

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2022

11.	State the amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?

Yes  {X}    No  {  }

	Amount	Percentage
Total admitted assets held in Canadian investments	$—	—
Canadian-currency-denominated investments	$—	—
Canadian-denmoinated insurance liabilities	$—	—
Unhedged Canadian currency exposure	$—	—

12.	State the aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes  {X}    No  {  }

13.	State the amounts and percentages of admitted assets held in the ten largest equity interests.

Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes  {X}    No  {  }

14.	State the amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities.

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes  {X}    No  {  }

	Amount	Percentage
Aggregate statement value of investments held in nonaffiliated, privately placed equities	$223,805,560	5.4%
Largest three investments held in nonaffiliated, privately placed equities:
Battery Ventures	$14,824,734	0.4%
Genstar Capital	$11,736,377	0.3%
FirstMark Capital	$10,584,068	0.3%

Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Fund Manager	Total Invested	Diversified
Battery Ventures	$14,824,734	$14,824,734
Genstar Capital	$11,736,377	$11,736,377
FirstMark Capital	$10,584,068	$10,584,068
Felicis Ventures	$10,019,245	$10,019,245
Foundry Group	$9,975,695	$9,975,695
Leonard Green & Partners	$8,530,815	$8,530,815
57 Stars	$8,404,029	$8,404,029
Harvest Partners	$7,867,680	$7,867,680
Charles River Ventures	$7,466,491	$7,466,491
Trivest Partners	$6,507,891	$6,507,891

B-48

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2022

15.	State the amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

16.	State the amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {  }    No  {X}

Type (Residential, Commerical, Agricultural)		Amount	Percentage of Total Admitted Assets
a.	Commercial	$28,175,000	0.7%
b.	Commercial	$26,200,002	0.6%
c.	Commercial	$20,000,000	0.5%
d.	Commercial	$18,550,000	0.4%
e.	Commercial	$18,441,379	0.4%
f.	Commercial	$15,000,001	0.4%
g.	Commercial	$14,886,102	0.4%
h.	Commercial	$14,541,878	0.4%
i.	Commercial	$14,000,000	0.3%
j.	Commercial	$13,000,000	0.3%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
Loan to Value	Amount	Percentage	Amount	Percentage	Amount	Percentage
above 95%	$—	0.0%	$—	0.0%	$—	0.0%
91 to 95%	$—	0.0%	$—	0.0%	$—	0.0%
81 to 90%	$—	0.0%	$—	0.0%	$—	0.0%
71 to 80%	$—	0.0%	$9,999,999	0.2%	$—	0.0%
below 70%	$—	0.0%	$580,252,746	14.0%	$—	0.0%

18.	State the amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

19.	State the amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

B-49

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2022

20.	State the amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Securities lending agreements (do not include assets held as collateral for such transactions)	$—	%	$—	$—	$—
b.	Repurchase agreements	$—	%	$—	$—	$—
c.	Reverse repurchase agreements	$—	%	$—	$—	$—
d.	Dollar repurchase agreements	$—	%	$—	$—	$—
e.	Dollar reverse repurchase agreements	$—	%	$—	$—	$—

21.	State the amounts and percentages of the entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
a.	Hedging	$—	%	$—	%
b.	Income generation	$—	%	$—	%
c.	Other	$—	%	$—	%

22.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$—	%	$—	$—	$—
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

23.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$—	%	$65,497,148	$63,940,509	$93,887,795
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

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The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Appendix A-001

As of December 31, 2022

Section 3.  Summary Investment Schedule

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Long-Term Bonds:
U.S. governments	$131,477,837	3.31%	$131,477,837	3.31%
All other governments	—	0.00%	—	0.00%
U.S. states, territories and possessions, etc. guaranteed	597,701	0.02%	597,701	0.02%
U.S. political subdivisions of states, territories, and possessions, guaranteed	—	0.00%	—	0.00%
U.S. special revenue and special assessment obligations, etc. nonguaranteed	4,048,867	0.10%	4,048,867	0.10%
Industrial and miscellaneous	2,787,720,639	70.20%	2,787,720,639	70.20%
Hybrid securities	2,025,908	0.05%	2,025,908	0.05%
Parent, subsidiaries and affiliates	—	0.00%	—	0.00%
SVO identified funds	—	0.00%	—	0.00%
Unaffiliated Bank loans	25,590,582	0.64%	25,590,582	0.64%

Total long-term bonds	2,951,461,534	74.32%	2,951,461,534	74.32%
Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	—	0.00%	—	0.00%
Parent, subsidiaries and affiliates	—	0.00%	—	0.00%

Total preferred stocks	—	0.00%	—	0.00%
Common stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	—	0.00%	—	0.00%
Industrial and miscellaneous Other (Unaffiliated)	—	0.00%	—	0.00%
Parent, subsidiaries and affiliates Publicly traded	—	0.00%	—	0.00%
Parent, subsidiaries and affiliates Other	—	0.00%	—	0.00%
Mutual funds	—	0.00%	—	0.00%
Unit investment trusts	—	0.00%	—	0.00%
Closed-end funds	—	0.00%	—	0.00%

Total common stocks	—	0.00%	—	0.00%
Mortgage loans:
Farm mortgages	—	0.00%	—	0.00%
Residential mortgages	—	0.00%	—	0.00%
Commercial mortgages	590,252,745	14.86%	590,252,745	14.86%
Mezzanine real estate loans	—	0.00%	—	0.00%

Total mortgage loans	590,252,745	14.86%	590,252,745	14.86%

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The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Appendix A-001

As of December 31, 2022

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Real estate:
Properties occupied by company	—	0.00%	—	0.00%
Properties held for production of income	—	0.00%	—	0.00%
Properties held for sale	—	0.00%	—	0.00%

Total real estate	—	0.00%	—	0.00%
Cash, cash equivalents and short-term investments:
Cash	(3,497,672)	-0.09%	(3,497,672)	-0.09%
Cash equivalents	86,955,963	2.19%	86,955,963	2.19%
Short-term investments	300,000	0.01%	300,000	0.01%

Total cash, cash equivalents and short-term investments	83,758,291	2.11%	83,758,291	2.11%
Contract loans	75,891,924	1.91%	75,891,924	1.91%
Derivatives	73,593	0.00%	73,593	0.00%
Other Invested Assets (Schedule BA)	269,466,170	6.79%	269,466,170	6.79%
Receivables for securities	449,263	0.01%	449,263	0.01%
Securities lending	—	0.00%	—	0.00%
Other Invested Assets (Page 2, Line 11)	—	0.00%	—	0.00%

Total Invested Assets	$3,971,353,520	100.00%	$3,971,353,520	100.00%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-52

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Report of Independent Auditors

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

Opinions

We have audited the accompanying statutory basis financial statements of The Guardian Life Insurance & Annuity Company of America, Inc. (the “Company”), which comprise the statutory basis balance sheets as of December 31, 2022 and 2021, and the related statutory basis statements of operations, of changes in capital and surplus, and of cash flows for the years then ended, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the balance sheets of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for the years then ended.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017-6204

T: (646) 471 3000, www.pwc.com/us

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Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental Schedule 1—Selected Financial Data, Investment Risk Interrogatories, and Summary Investment Schedule (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2022 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

February 21, 2023

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